UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Strategic Partners Mutual
Funds, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Lori E. Bostrom
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-1495

Date of fiscal year end:	10/31/2004

Date of reporting period:	7/31/2004

Item 1.	Schedule of Investments [INSERT REPORT]

Strategic Partners International Growth Fund

Schedule of Investments

July 31, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 98.0%
COMMON STOCK – 96.3%
Australia – 1.8%
Macquarie Bank Ltd.	113,517	$2,624,955
Macquarie Infrastructure Group	28,682	69,498
Toll Holdings Ltd.	260,400	1,916,583
Wesfarmers Ltd.	3,440	71,018
Westfield Group*	14,696	155,914
Woolworths Ltd.	9,543	78,257

		4,916,225

Austria – 1.6%
Erste Bank der Oesterreichischen Sparkassen AG	116,156	4,510,030

Canada – 7.6%
Alimentation Couche-Tard, Inc. (Class “B” Stock)*	56,500	1,170,388
Cognos, Inc.*	58,500	1,979,052
Manulife Financial Corp.	196,900	7,881,927
Precision Drilling Corp.*	37,500	1,862,302
Research in Motion Ltd.*	53,600	3,315,214
Shoppers Drug Mart Corp.*	69,700	1,791,012
Suncor Energy, Inc.	105,900	3,058,271

		21,058,166

China – 0.2%
CNOOC Ltd.	510,000	245,197
Huaneng Power International, Inc.	232,000	185,901

		431,098

Finland – 0.0%
Nokia Oyj	3,000	34,421

France – 7.6%
Alcatel SA*	21,817	282,628
Aventis SA	2,110	162,835
BNP Paribas SA	10,420	606,934
Dassault Systemes SA	61,400	2,753,612
Dior, (Christian) SA	49,000	2,979,172
France Telecom SA	5,539	137,241
Gecina SA	3,120	245,476
Hermes International Designs	16,500	3,186,371
Klepierre	19,200	1,278,305
LVMH Moet Hennessy Louis Vuitton SA	46,048	3,143,416
Sanofi-Synthelabo SA*	62,610	4,153,397
Societe Generale (Class “A” Stock)	19,350	1,588,815
Vivendi Universal SA*	20,220	505,622

		21,023,824

Germany – 6.6%
Bayerische Motoren Werke AG	134,600	5,982,942
Deutsche Telekom AG*	47,788	800,878
Puma AG Rudolf Dassler Sport	11,300	2,666,370
SAP AG	56,340	9,035,021

		18,485,211

Greece – 2.2%
Coca-Cola Hellenic Bottling Co. SA	121,600	2,866,516
Efg Eurobank Ergasias SA	62,000	1,339,128
National Bank of Greece SA	87,800	1,873,123

		6,078,767

Hong Kong – 4.3%
Esprit Holdings Ltd.	570,500	2,538,042
Li & Fung Ltd.	1,418,000	1,963,422
Standard Chartered PLC	324,817	5,372,074
Techtronic Industries Co. Ltd.	1,369,400	2,036,583

		11,910,121

India – 1.9%
HDFC Bank Ltd.	204,800	1,655,181
Infosys Technologies Ltd.	110,732	3,709,970

		5,365,151

Indonesia – 0.4%
PT Unilever Indonesia TBK	2,482,000	1,025,676

Ireland – 0.9%
Anglo Irish Bank Corp. PLC	157,172	2,486,632

Israel – 0.9%
Teva Pharmaceutical Industries Ltd. [ADR]	89,156	2,639,018

Italy – 2.1%
Banca Intesa SPA	144,595	536,182
Banco Popolare di Verona e Novara Scrl	235,000	3,921,382
Merloni Elettrodomestici SPA	73,300	1,284,030

		5,741,594

Japan – 20.7%
Askul Corp.	27,000	1,695,752
Canon, Inc.	166,000	8,102,284
Fanuc Ltd.	12,400	714,261
Fast Retailing Co. Ltd.	39,700	2,796,151
Hino Motors Ltd.	514,000	3,689,381
Hoya Corp.	36,900	3,790,812
JGC Corp.	6,000	55,987
Keyence Corp.	22,300	4,713,902
Nissan Motor Co. Ltd.	103,700	1,118,365
Nitto Denko Corp.	72,700	3,039,630
Nomura Holdings, Inc.	14,000	191,934

Orix Corp.	36,300	3,921,331
Sharp Corp.	277,900	4,011,853
Shinsei Bank Ltd.	313,000	1,707,451
SMC Corp.	38,500	3,765,197
Sumitomo Mitsui Financial Group, Inc.	920	5,538,739
Sumitomo Trust & Banking Co. Ltd.	750,000	4,387,421
Toto Ltd.	262,100	2,546,806
Yamada Denki Co. Ltd.	53,200	1,837,692

		57,624,949

Korea – 3.3%
Hyundai Motor Co. Ltd.	92,800	3,443,796
Kookmin Bank*	9,500	261,159
Samsung Electronics Co. Ltd.	15,720	5,605,165

		9,310,120

Mexico – 2.3%
America Movil (Class “L” Stock) [ADR]	13,160	470,207
America Movil SA de CV	1,896,100	3,388,859
Wal-Mart de Mexico SA de CV	860,300	2,619,943

		6,479,009

Norway – 0.2%
Telenor ASA	85,500	582,492

Russia – 0.1%
Mobile Telesystems [ADR]	3,478	407,100

South Africa – 1.1%
Standard Bank Group Ltd.	439,400	3,007,620

Spain – 2.4%
Banco Popular Espanol SA	47,800	2,574,732
Grupo Ferrovial SA	59,100	2,577,887
Telefonica SA	98,393	1,434,552

		6,587,171

Sweden – 3.0%
Atlas Copco AB (Class “B” Stock)	12,590	415,078
Ericsson, (L.M.) Telefonaktiebolaget (Class “B” Stock)*	2,868,000	7,661,555
Nobel Biocare Holding AG	2,460	336,916

		8,413,549

Switzerland – 4.5%
Holcim Ltd.	5,016	262,494
Logitech International SA*	6,900	298,523
Nestle SA	2,003	511,964
Novartis AG	13,786	616,914
Serono SA (Class “B” Stock)	4,200	2,600,070
UBS AG	123,573	8,268,142

		12,558,107

Taiwan – 0.5%
Hon Hai Precision Industry Co. Ltd.	235,000	846,940
MediaTek, Inc.	44,876	258,776
Quanta Computer, Inc.	209,080	338,317

		1,444,033

United Kingdom – 20.1%
3i Group PLC	14,179	147,225
Acambis PLC*	177,000	1,097,560
AstraZeneca PLC	74,100	3,316,121
BG Group PLC	1,060,000	6,606,688
British Sky Broadcasting Group PLC	617,980	6,793,150
Capita Group PLC	460,300	2,561,314
Carnival PLC	117,900	5,767,221
EMAP PLC	14,160	187,197
GlaxoSmithKline PLC	93,950	1,908,317
GUS PLC	32,410	507,438
HBOS PLC	17,670	228,940
Man Group PLC	110,942	2,638,786
Next PLC	95,160	2,590,459
Reckitt Benckiser PLC	241,690	6,610,084
Royal Bank of Scotland Group PLC	14,890	418,605
SABMiller PLC	35,030	446,538
Smith & Nephew PLC	488,000	4,925,080
Tesco PLC	1,550,670	7,176,416
Vodafone Group PLC	937,971	2,033,988

		55,961,127

TOTAL COMMON STOCK (Cost $221,094,155)		268,081,211

PREFERRED STOCK – 1.7%
Brazil
Banco Itau Holding Financeira SA* (Cost $5,245,593)	50,140,000	4,672,872

Total Long-Term Investments — 98.0% (Cost $226,339,748(p))		272,754,083
Other Assets in Excess of Liabilities — 2.0%		5,639,818

Net Assets — 100.0%		$278,393,901

The following abbreviation is used throughout the Schedule of Investments:

ADR	American Depositary Receipt

The following annotation is used throughout the Schedule of Investments:

*	Non-income producing security.
(p)	The United States federal income tax basis of the Fund’s investments was $227,110,625; accordingly, net unrealized appreciation on investments for federal income tax purposes was $45,643,458 (gross unrealized appreciation - $49,840,625; gross unrealized depreciation - $4,197,257). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2004 was as follows:

Industry
Financial - Bank & Trust	16.2%
Pharmaceuticals	6.5
Financial Services	6.4
Computer Services & Software	6.3
Telecommunications	6.2
Electronic Components & Equipment	5.4
Retail & Merchandising	5.4
Consumer Products & Services	5.2
Automobile Manufacturers	5.1
Oil & Gas	4.2
Medical Supplies & Equipment	3.2
Office Equipment	2.9
Conglomerates	2.8
Food	2.8
Insurance	2.8
Broadcasting	2.6
Machinery & Equipment	2.2
Clothing & Apparel	2.1
Entertainment & Leisure	2.1
Computer Hardware	1.7
Beverages	1.2
Chemicals	1.1
Commercial Services	1.0
Construction	0.9
Transportation	0.7
Real Estate	0.6
Building Materials	0.1
Printing & Publishing	0.1
Semiconductors	0.1
Utilities	0.1

98.0
Other assets in excess of liabilities	2.0

Total	100.0%

Strategic Partners Small Cap Growth Opportunity Fund

Schedule of Investments

July 31, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 97.3%
Common Stock
Broadcasting – 2.3%
Citadel Broadcasting Co.*	69,800	$983,482
Entravision Communications Corp. (Class “A” Stock)*	66,000	466,620
Radio One, Inc. (Class “D” Stock)*	39,500	600,795

		2,050,897

Building Materials – 1.7%
Trex Co., Inc.*	34,500	1,538,700

Business Services – 1.4%
LECG Corp.*	49,300	872,610
Phase Forward*	52,000	423,800

		1,296,410

Computer Hardware – 1.5%
Integrated Silicon Solution, Inc.*	109,800	924,516
Mobility Electronics, Inc.*	65,000	464,100

		1,388,616

Computer Services & Software – 4.0%
Cerner Corp.*	22,000	990,000
Embarcadero Technologies, Inc.*	38,900	295,640
Epicor Software Corp.*	41,200	510,056
Hyperion Solutions Corp.*	11,300	463,526
Quest Software, Inc.*	47,800	576,468
SkillSoft PLC [ADR] (Ireland)*	133,200	829,836

		3,665,526

Consumer Products & Services – 0.6%
Aaron Rents, Inc.	17,700	568,524

Electronic Components & Equipment – 3.6%
ESCO Technologies, Inc.*	13,500	710,775
Harman International Industries, Inc.	14,500	1,243,085
KEMET Corp.*	86,600	873,794
REMEC, Inc.*	88,800	415,584

		3,243,238

Entertainment & Leisure – 6.0%
Boyd Gaming Corp.	66,400	1,745,656
Pinnacle Entertainment, Inc.*	123,000	1,388,670
Shuffle Master, Inc.*	20,500	655,795
Station Casinos, Inc.	38,300	1,654,560

		5,444,681

Exchange Traded Funds – 1.5%
iShares Russell 2000 Index Fund	11,987	1,316,772

Financial - Bank & Trust – 4.9%
Commercial Capital Bancorp, Inc.	43,100	946,907
East West Bancorp, Inc.	46,200	1,557,864
Southwest Bancorporation of Texas, Inc.	52,200	1,062,270
UCBH Holdings, Inc.	22,800	891,252

		4,458,293

Financial Services – 6.5%
Affiliated Managers Group, Inc.*	44,300	2,033,813
Capital Source, Inc.*	25,900	559,958
Collegiate Funding Services*	52,000	729,560
Nelnet, Inc. (Class “A” Stock)*	58,900	1,309,347
South Financial Group, Inc.	46,600	1,262,394

		5,895,072

Healthcare Services – 10.6%
AMERIGROUP Corp.*	33,400	1,601,864
AmSurg Corp.*	55,700	1,322,875
Community Health Systems, Inc.*	58,800	1,447,068
LifePoint Hospitals, Inc.*	15,900	531,219
Molina Healthcare, Inc.*	20,500	680,190
Psychiatric Solutions, Inc.*	61,200	1,561,212
Select Medical Corp.	59,500	763,980
United Surgical Partners International, Inc.*	47,500	1,673,900

		9,582,308

Insurance – 0.8%
Bristol West Holdings, Inc.	41,500	724,175

Internet Services – 5.7%
Autobytel, Inc.*	106,300	723,903
Avocent Corp.*	51,700	1,547,898
eCollege.com, Inc.*	105,300	1,259,388
Jupitermedia Corp.*	36,590	406,149
Loudeye Corp.*	256,200	358,680
Opsware, Inc.*	93,300	574,728
SonicWALL, Inc.*	48,700	322,881

		5,193,627

Medical Supplies & Equipment – 6.2%
Advanced Medical Optics, Inc.*	20,900	795,245
Animas Corp.*	31,100	473,342
Cutera, Inc.*	60,700	849,800
Inamed Corp.*	19,700	1,067,346
Protein Design Labs, Inc.*	75,000	1,215,000
Respironics, Inc.*	21,100	1,175,692

		5,576,425

Metals & Mining – 1.9%
Arch Coal, Inc.	52,200	1,762,794

Oil & Gas – 6.5%
Cal Dive International, Inc.*	34,700	1,075,700

Newfield Exploration Co.*	12,200	720,654
Newpark Resources, Inc.*	167,600	1,022,360
Patterson-UTI Energy, Inc.	48,400	882,332
Rowan Cos., Inc.*	51,500	1,257,630
W-H Energy Services, Inc.*	45,000	904,500

		5,863,176

Personal Services – 6.8%
Career Education Corp.*	50,600	1,710,786
Corinthian Colleges, Inc.*	129,700	2,427,984
Laureate Education, Inc.*	58,100	2,050,930

		6,189,700

Pharmaceuticals – 10.1%
Abgenix, Inc.*	98,400	961,860
Alkermes, Inc.*	115,400	1,245,166
Dyax Corp.*	53,100	408,339
ICOS Corp.*	48,800	1,174,128
Medicines Co. (The)*	49,100	1,299,186
MGI Pharma, Inc.*	36,000	1,008,360
Momenta Pharmaceuticals, Inc.*	2,500	20,563
Nektar Therapeutics*	90,300	1,583,862
Onyx Pharmaceuticals, Inc.*	24,900	849,837
OSI Pharmaceuticals, Inc.*	10,100	607,010

		9,158,311

Retail & Merchandising – 1.7%
Cost Plus, Inc.*	27,000	903,420
Linens ’n Things, Inc.*	22,500	598,950

		1,502,370

Semiconductors – 7.8%
ATMI, Inc.*	5,700	116,052
August Technology Corp.*	76,300	789,705
Credence Systems Corp.*	42,900	384,384
Cypress Semiconductor Corp.*	45,400	514,836
Helix Technology Corp.	60,700	876,508
International Rectifier Corp.*	21,100	827,120
Lam Research Corp.*	34,100	813,285
Mattson Technology, Inc.*	53,000	471,170
MKS Instruments, Inc.*	70,600	1,039,232
ON Semiconductor Corp.*	191,900	767,600
Sigmatel, Inc.*	31,000	473,370

		7,073,262

Telecommunications – 5.2%
Aeroflex, Inc.*	113,500	1,258,715
American Tower Corp. (Class “A” Stock)*	114,500	1,655,670
Anaren, Inc.*	50,100	600,699
Western Wireless Corp. (Class “A” Stock)*	45,800	1,208,662

		4,723,746

TOTAL LONG-TERM INVESTMENTS (Cost $96,632,075)		88,216,623

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 3.6%
Commercial Paper – 3.1%
General Electric Capital
1.27%, 08/04/04	$2,831	2,830,800

U.S. Government Agency Obligation – 0.5%
Federal Home Loan Bank
1.33%, 08/02/04(n)	440	440,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,270,800)		3,270,800

Total Investments — 100.9% (Cost $99,902,875(p))		91,487,423
Liabilities in Excess of Other Assets — (0.9%)		(854,287)

Net Assets — 100.0%		$90,633,136

The following abbreviation is used throughout the Schedule of Investments:

ADR    American Depositary Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(n)	Rates shown are the effective yields at purchase date.
(p)	The United States federal income tax basis of the Fund’s investments was $100,378,839; accordingly, net unrealized depreciation on investments for federal income tax purposes was $8,891,416 (gross unrealized appreciation - $2,632,743; gross unrealized depreciation - $11,524,159). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners Managed Small Cap Growth Fund

Schedule of Investments

July 31, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 99.4%
Common Stock
Advertising – 0.2%
ADVO, Inc.	1,400	$43,386
Aquantive, Inc.*	4,600	39,284

		82,670

Aerospace – 1.2%
Orbital Sciences Corp.*	25,700	294,265
Teledyne Technologies, Inc.*	11,700	253,422

		547,687

Airlines – 1.1%
ExpressJet Holdings, Inc.*(a)	38,500	419,650
Pinnacle Airlines Corp.*	10,100	101,101

		520,751

Automobile Manufacturers – 1.0%
Monaco Coach Corp.	18,300	444,324

Automotive Parts – 0.4%
Pep Boys - Manny, Moe & Jack, Inc.	8,500	175,950

Beverages – 0.2%
Peet’s Coffee & Tea, Inc.*	4,700	113,928

Broadcasting – 0.3%
Salem Communications Corp. (Class “A” Stock)*	5,400	137,160

Building Materials – 1.0%
Drew Industries, Inc.*	2,600	99,242
NCI Building Systems, Inc.*	11,700	360,477

		459,719

Business Services – 3.3%
Administaff, Inc.*	19,100	254,030
Advisory Board Co.*	8,100	258,552
CoStar Group, Inc.*	2,400	101,880
Dionex Corp.*	3,100	146,289
Infousa, Inc.*	5,700	51,243
PAREXEL International Corp.*	3,700	71,077
PDI, Inc.*	9,700	276,547
Teletech Holdings, Inc.*	30,000	262,500
Ventiv Health, Inc.*	5,800	88,392

		1,510,510

Chemicals – 1.0%
Georgia Gulf Corp.	1,500	53,325

IMC Global, Inc.*	9,200	125,580
MacDermid, Inc.	4,400	128,744
Symyx Technologies, Inc.*	8,200	158,178

		465,827

Clothing & Apparel – 0.5%
J. Jill Group, Inc.*	11,100	206,127

Computer Hardware – 0.4%
Silicon Storage Technology, Inc.*	30,600	203,184

Computer Services & Software – 7.9%
@Road, Inc.*	8,400	33,180
Ansys, Inc.*	6,100	289,384
Aspen Technology, Inc.*	20,700	122,751
Cerner Corp.*(a)	12,500	562,500
Concur Technologies, Inc.*	25,900	278,425
Embarcadero Technologies, Inc.*	27,400	208,240
FileNET Corp.*(a)	15,500	294,500
Hyperion Solutions Corp.*	1,800	73,836
Internet Security Systems, Inc.*	3,800	58,216
Macrovision Corp.*	600	12,984
MatrixOne, Inc.*	8,000	50,880
Micros Systems, Inc.*	4,700	228,514
MicroStrategy, Inc. (Class “A” Stock)*	1,700	68,442
Netegrity, Inc.*	7,200	47,088
PC-TEL, Inc.*	7,600	76,684
Progress Software Corp.*	9,400	193,922
Quest Software, Inc.*	6,300	75,978
Seachange International, Inc.*	12,300	180,687
SRA International, Inc. (Class “A” Stock)*	700	29,757
SS&C Technologies, Inc.	22,400	451,360
Transaction Systems Architects, Inc. (Class “A” Stock)*	7,500	128,250
Websense, Inc.*	4,000	152,760

		3,618,338

Construction – 0.7%
Brookfield Homes Corp.	12,400	335,544

Consumer Products & Services – 2.4%
Aaron Rents, Inc.	15,600	501,072
Blyth, Inc.	14,700	511,854
Elizabeth Arden, Inc.*	3,200	62,944

		1,075,870

Containers & Packaging – 1.2%
Silgan Holdings, Inc.	11,500	553,265

Electronic Components & Equipment – 5.1%
BEI Technologies, Inc.	14,300	343,343
California Micro Devices Corp.*	38,800	277,808

Harmonic, Inc.*	37,700	245,427
II-VI, Inc.*	1,500	44,445
Littelfuse, Inc.*	13,900	539,320
Sonic Solutions, Inc.*	24,500	431,200
TTM Technologies, Inc.*	4,000	45,920
Varian, Inc.*	4,400	166,760
Vicor Corp.	17,200	230,480

		2,324,703

Entertainment & Leisure – 0.6%
Alliance Gaming Corp.*(a)	5,100	72,573
Argosy Gaming Co.*	5,600	182,728

		255,301

Environmental Services – 0.5%
Casella Waste Systems, Inc.*	19,300	235,460

Equipment Services – 0.9%
Global Imaging Systems, Inc.*	13,900	421,587

Financial - Bank & Trust – 5.6%
Accredited Home Lenders Holding Co.*(a)	10,600	332,045
Bank Of The Ozarks, Inc.	13,800	352,590
Cathay Bancorp, Inc.	2,500	167,525
CVB Financial Corp.	5,920	122,307
East West Bancorp, Inc.	10,700	360,804
First Bancorp.	1,000	42,450
Hanmi Financial Corp.	6,100	176,900
Independent Bank Corp.	2,661	68,068
Oriental Financial Group, Inc.	11,187	284,709
R&G Financial Corp. (Class “B” Stock)	2,200	77,176
Silicon Valley Bancshares*	1,500	54,915
Texas Regional Bancshares, Inc. (Class “A” Stock)	600	26,694
Westamerica Bancorp	1,800	91,314
Wintrust Financial Corp.	7,800	413,635

		2,571,132

Financial Services – 1.7%
Education Lending Group, Inc.*	8,000	132,800
National Financial Partners Corp.	1,300	43,784
New Century Financial Corp.	11,300	531,665
Univest Corporation of Pennsylvania	1,600	62,240

		770,489

Food – 0.4%
Wild Oats Markets, Inc.*	14,200	178,920

Furniture – 0.2%
Tempur-Pedic International, Inc.*	6,600	82,962

Healthcare Services – 6.0%
Allscripts Healthcare Solutions*	37,900	266,437

Amedisys, Inc.*	18,700	490,688
America Service Group, Inc.*	8,200	290,526
Apria Healthcare Group, Inc.*(a)	22,100	648,635
Healthcare Services Group, Inc.	2,800	47,124
LifePoint Hospitals, Inc.*	8,100	270,621
Select Medical Corp.	12,100	155,364
Sierra Health Services, Inc.*	5,000	221,000
United Surgical Partners International, Inc.*	9,900	348,876

		2,739,271

Industrial Products – 0.4%
Acuity Brands, Inc.	7,400	176,490

Insurance – 1.4%
Philadelphia Consolidated Holdings Corp.*	8,200	448,294
Zenith National Insurance Corp.(a)	4,000	171,480

		619,774

Internet Services – 6.0%
CNET Networks, Inc.*(a)	24,800	226,424
Digital Insight Corp.*	5,400	80,082
Digital River, Inc.*	3,800	106,780
drugstore.com, Inc.*	16,700	46,593
EarthLink, Inc.*	23,600	232,932
eCollege.com, Inc.*	33,200	397,072
eSPEED, Inc. (Class “A” Stock)*	8,300	89,391
F5 Networks, Inc.*(a)	7,300	191,187
Harris Interactive, Inc.*	4,200	26,922
InfoSpace, Inc.*	5,700	213,522
j2 Global Communications, Inc.*	2,700	68,877
NetRatings, Inc.*	4,500	61,875
Openwave Systems, Inc.*	7,600	86,412
Priceline.com, Inc.*(a)	4,200	99,456
ProQuest Co.*	2,300	57,500
RSA Security, Inc.*(a)	10,200	189,924
S1 Corp.*	5,300	43,831
Sohu.com, Inc.*(a)	17,300	358,456
Stamps.com, Inc.*	1,500	15,720
WebEx Communications, Inc.*	8,000	164,160

		2,757,116

Machinery & Equipment – 2.1%
Cognex Corp.	10,500	315,840
Nordson Corp.	6,600	276,342
Terex Corp.*(a)	2,800	108,948
Toro Co. (The)(a)	4,200	275,100

		976,230

Medical Supplies & Equipment – 6.0%
Align Technology, Inc.*	13,500	231,930
American Medical Systems Holdings, Inc.*	3,300	105,006
Cypress Bioscience, Inc.*	18,200	181,818
Digene Corp.*	800	27,312

Encore Medical Corp.*	10,200	56,406
Haemonetics Corp.*	5,200	156,000
Immucor, Inc.*	6,300	127,638
Integra LifeSciences Holdings Corp.*(a)	7,800	246,441
Kensey Nash Corp.*	2,200	62,238
Lifeline Systems, Inc.*	3,900	86,112
Ocular Sciences, Inc.*(a)	8,200	361,866
Serologicals Corp.*	7,400	145,040
Ventana Medical Systems, Inc.*	10,100	504,293
West Pharmaceutical Services, Inc.	2,600	99,034
Wright Medical Group, Inc.*	12,900	356,427

		2,747,561

Metals & Mining – 1.7%
Allegheny Technologies, Inc.	5,000	100,250
Century Aluminum Co.*	16,700	393,285
Steel Dynamics, Inc.	9,000	294,750

		788,285

Office Equipment – 0.7%
Imagistics International, Inc.*	10,400	338,000

Oil & Gas – 5.8%
Cabot Oil & Gas Corp.	8,300	364,951
Comstock Resources, Inc.*	16,000	336,640
Denbury Resources, Inc.*	23,800	520,030
KCS Energy, Inc.*	7,300	107,894
Magnum Hunter Resources, Inc.*	26,200	280,864
Penn Virginia Corp.	800	30,152
Spinnaker Exploration Co.*	9,600	343,392
Stone Energy Corp.*(a)	10,800	488,592
Veritas DGC, Inc.*	6,600	162,558

		2,635,073

Personal Services – 0.8%
Strayer Education, Inc.	3,800	370,196

Pharmaceuticals – 8.5%
Ariad Pharmaceuticals, Inc.*	44,500	245,640
Bradley Pharmaceuticals, Inc.*	12,500	294,250
Enzon Pharmaceuticals, Inc.*	22,300	276,743
First Horizon Pharmaceutical Corp.*	12,500	218,375
Impax Laboratories, Inc.*	21,400	302,810
Kos Pharmaceuticals, Inc.*	11,200	331,184
Kosan Biosciences, Inc.*	37,200	236,964
Ligand Pharmaceuticals, Inc. (Class “B” Stock)*(a)	25,600	353,536
Nabi Biopharmaceuticals*	25,100	289,905
Noven Pharmaceuticals, Inc.*	17,800	359,738
Onyx Pharmaceuticals, Inc.*	3,900	133,107
Perrigo Co.(a)	27,100	451,485
Salix Pharmaceuticals Ltd.*	1,700	36,244
Valeant Pharmaceuticals International	16,800	294,168

		3,824,149

Printing & Publishing – 2.2%
Banta Corp.	9,700	385,187
Consolidated Graphics, Inc.*	11,600	504,716
Nelson, (Thomas), Inc.	2,200	47,410
Valassis Communications, Inc.*	2,200	64,328

		1,001,641

Real Estate – 0.9%
Alexandria Real Estate Equities, Inc. [REIT]	2,800	168,252
Essex Property Trust, Inc. [REIT](a)	1,800	118,620
Washington Real Estate Investment Trust [REIT]	4,100	114,554

		401,426

Restaurants – 2.5%
California Pizza Kitchen, Inc.*	14,800	294,372
CBRL Group, Inc.	4,800	159,456
CEC Entertainment, Inc.*	18,850	685,198

		1,139,026

Retail & Merchandising – 5.4%
Aeropostale, Inc.*(a)	21,300	649,224
Charlotte Russe Holding, Inc.*	20,900	429,286
Children’s Place Retail Stores, Inc. (The)*	7,300	149,650
Coldwater Creek, Inc.*	8,850	166,557
Dick’s Sporting Goods, Inc.*	600	19,500
Electronics Boutique Holdings Corp.*	3,000	75,330
Genesco, Inc.*	18,700	401,302
Hibbett Sporting Goods, Inc.*	5,000	95,300
Oakley, Inc.	2,000	21,600
Select Comfort Corp.*(a)	11,600	236,988
Yankee Candle Co., Inc.*	7,900	229,258

		2,473,995

Semiconductors – 7.4%
Cirrus Logic, Inc.*	45,300	275,424
ESS Technology, Inc.*	9,300	63,705
Genesis Microchip, Inc. (Canada)*	5,300	60,897
Helix Technology Corp.	25,000	361,000
Kulicke & Soffa Industries, Inc.*	33,300	260,073
LTX Corp.*	8,000	65,040
Micrel, Inc.*	34,200	351,234
Microsemi Corp.*	30,200	369,950
Mykrolis Corp.*	23,100	231,000
Omnivision Technologies, Inc.*(a)	11,600	136,648
ON Semiconductor Corp.*	35,000	140,000
Photronics, Inc.*(a)	12,800	185,216
Pixelworks, Inc.*	25,800	252,582
PLX Technology, Inc.*	16,000	142,080
Silicon Image, Inc.*	24,600	294,954
Standard Microsystems Corp.*	12,100	208,241

		3,398,044

Telecommunications – 3.3%
Alamosa Holdings, Inc.*(a)	27,700	212,736
Aspect Communications Corp.*	22,800	193,116
C-COR.net Corp.*	8,600	69,832
Carrier Access Corp.*	4,200	31,248
Commscope, Inc.*	6,600	135,960
Ditech Communications Corp.*	2,900	59,711
Ptek Holdings, Inc.*	36,000	413,640
RF Micro Devices, Inc.*	35,200	208,384
ViaSat, Inc.*	10,600	192,072

		1,516,699

Transportation – 0.5%
Kirby Corp.*	4,400	169,840
Knight Transportation, Inc.*	2,250	44,573

		214,413

TOTAL LONG-TERM INVESTMENTS (Cost $46,876,191)		45,408,797

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 12.3%
Corporate Obligations – 3.6%
Bank of America NA
1.30%, 08/02/04 (b)(c)	$381	380,907
Goldman Sachs Group, Inc.
1.392%, 08/02/04 (b)(c)	6	5,636
Merrill Lynch & Co., Inc.
1.442%, 08/02/04 (b)(c)	189	189,051
1.442%, 08/02/04 (b)(c)	131	131,150
Morgan Stanley
1.392%, 08/02/04 (b) (c)	368	367,524
Swedbank NY
1.34%, 08/16/04 (b)(c)	585	585,139

		1,659,407

Time Deposit – 0.4%
National City Bank of Cleveland
1.29%, 08/02/04 (b)	183	183,108

U.S. Treasury Bills – 0.3%
U.S.Treasury Bills
1.41%, 10/28/04(k) (n)	120	119,585

	Shares
Non-Registered Investment Company – 8.0%
BlackRock Institutional Money Market Trust(b) (j)	3,673,985	3,673,985

TOTAL SHORT-TERM INVESTMENTS (Cost $5,636,091)		5,636,085

Total Investments — 111.7% (Cost $52,512,282(p))		51,044,882
Liabilities in Excess of Other Assets — (11.7%)		(5,363,095)

Net Assets — 100.0%		$45,681,787

The following abbreviation is used throughout the Schedule of Investments:

REIT    Real Estate Investment Trust

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $5,308,604; cash collateral of $5,516,500 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2004.
(j)	Security available to institutional investors only.
(k)	Securities with an aggregate market value of $119,585 have been segregated with the custodian to cover margin requirements for the following open futures contracts at July 31, 2004:

Number of Contracts	Description	Expiration Month	Contracts Value at Trade Date	Contracts Value at July 31, 2004	Unrealized Depreciation
Long Positions:
1	Russell 2000	Sep 04	$281,506	$275,850	$(5,656)

(n)	Rates shown are the effective yields at purchase date.
(p)	The United States federal income tax basis of the Fund’s investments was $52,695,208; accordingly, net unrealized depreciation on investments for federal income tax purposes was $1,650,326 (gross unrealized appreciation - $2,660,377; gross unrealized depreciation - $4,310,703). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners Small Company Fund

Schedule of Investments

July 31, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 99.5%
COMMON STOCK – 99.5%
Advertising – 0.1%
Interep National Radio Sales, Inc.*	12,900	$11,076
Penton Media, Inc.*	250,000	46,250
ValueVision Media, Inc. (Class “A” Stock)*	5,380	62,193

		119,519

Aerospace – 2.5%
AAR Corp.*	16,000	166,400
Alliant Techsystems, Inc.*	5,740	361,390
Curtiss-Wright Corp. (Class “B” Stock)	60,000	3,084,000
Fairchild Corp. (Class “A” Stock)*	85,000	369,750
Sequa Corp. (Class “A” Stock)*	16,500	861,300
Sequa Corp. (Class “B” Stock)*	3,500	185,850

		5,028,690

Airlines
Midwest Air Group, Inc.*	20,000	73,600

Automobile Manufacturers – 0.5%
Monaco Coach Corp.	8,000	194,240
Navistar International Corp.*(a)	22,000	790,900
Thor Industries, Inc.	4,000	125,240

		1,110,380

Automotive Parts – 3.2%
American Axle & Manufacturing Holdings, Inc.(a)	1,540	52,899
BorgWarner, Inc.	52,000	2,453,880
Cooper Tire & Rubber Co.	32,000	750,400
Dana Corp.	60,000	1,157,400
Federal-Mogul Corp.*(a)	40,000	10,960
Midas, Inc.*	80,500	1,436,925
Raytech Corp.*	70,000	102,900
Schieb, (Earl), Inc.*	10,000	32,300
TBC Corp.*	17,310	414,228
Transpro, Inc.*	28,000	154,000

		6,565,892

Beverages – 1.0%
Boston Beer Co., Inc. (Class “A” Stock)*	32,600	749,148
Farmer Brothers Co.	8,000	207,200
Genesee Corp.*	15,000	36,000
Mondavi, (Robert) Corp. (Class “A” Stock)*	22,000	763,180
PepsiAmericas, Inc.	13,180	247,389

		2,002,917

Broadcasting – 7.0%
Beasley Broadcast Group, Inc.*	10,000	145,700
Crown Media Holdings, Inc.*	171,000	1,191,870
Fisher Communications, Inc.*	13,000	651,300
Granite Broadcasting Corp.*	86,000	52,460
Gray Television, Inc.	100,600	1,199,152
Gray Television, Inc. (Class “A” Stock)	8,000	87,600
Liberty Media Corp. (Class “A” Stock)*(a)	60,000	508,800
Liberty Media International, Inc. (Class “A” Stock)*	3,900	121,602
Media General, Inc. (Class “A” Stock)	52,000	3,107,520
Nexstar Broadcasting Group, Inc. (Class “A” Stock)*	10,000	98,200
Paxson Communications Corp.*	170,000	516,800
Saga Communications, Inc. (Class “A” Stock)*	32,500	578,500
Salem Communications Corp. (Class “A” Stock)*	25,000	635,000
SBS Broadcasting SA (Luxembourg)*	7,400	268,694
Scripps, (E.W.) Co. (Class “A” Stock)	18,500	1,894,770
Sinclair Broadcast Group, Inc.	137,200	1,359,652
Spanish Broadcasting Systems, Inc. (Class “A” Stock)*	29,000	249,110
UnitedGlobalCom, Inc. (Class “A” Stock)*	32,046	203,172
Young Broadcasting, Inc. (Class “A” Stock)*	105,000	1,122,450

		13,992,352

Building Materials – 1.3%
Apogee Enterprises, Inc.	10,380	109,198
Florida Rock Industries, Inc.(a)	3,000	128,790
Gibraltar Steel Corp.	19,000	612,750
Hughes Supply, Inc.(a)	1,000	60,920
Skyline Corp.	5,000	187,000
Texas Industries, Inc.(a)	2,780	119,067
Thomas Industries, Inc.	45,000	1,395,000

		2,612,725

Business Services – 1.0%
Acxiom Corp.(a)	2,950	64,900
Edgewater Technology, Inc.*	300,000	1,680,000
GP Strategies Corp.*(a)	15,000	106,200
Harland, (John H.) Co.	1,300	36,803
Insurance Auto Auctions, Inc.*	7,260	110,207
StarTek, Inc.	2,500	76,825

		2,074,935

Cable Television – 2.3%
Adelphia Communications Corp. (Class “A” Stock)*(a)	30,000	13,050
Cablevision Systems New York Group (Class “A” Stock)*	245,000	4,280,150
Mediacom Communications Corp.*	60,000	394,200

		4,687,400

Chemicals – 6.9%
Airgas, Inc.	13,000	282,750
Albemarle Corp.	10,000	308,000
Arch Chemicals, Inc.	42,000	1,196,160
Cytec Industries, Inc.	13,630	635,158
Ferro Corp.	40,000	796,400
Fuller, (H.B.) Co.	34,410	919,779
Great Lakes Chemical Corp.(a)	45,000	1,079,100
Hercules, Inc.*	115,000	1,358,150
MacDermid, Inc.	98,000	2,867,480
NewMarket Corp.*	30,000	594,300
Nova Chemicals Corp. (Canada)(a)	8,500	258,145
Omnova Solutions, Inc.*	95,800	597,792
Schulman, (A.), Inc.	33,000	687,060
Sensient Technologies Corp.(a)	105,000	2,167,200
TETRA Technologies, Inc.*	6,000	158,100

		13,905,574

Clothing & Apparel – 0.5%
Burlington Coat Factory Warehouse Corp.	8,000	145,120
Hartmarx Corp.*	125,000	942,500
Wolverine World Wide, Inc.	1,000	23,380

		1,111,000

Computer Services & Software – 0.4%
Baldwin Technology Co., Inc. (Class “A” Stock)*	100,000	349,999
Intergraph Corp.*	5,884	155,279
Keane, Inc.*	1,000	14,770
PLATO Learning, Inc.*	4,180	36,659
Tyler Technologies, Inc.*	4,320	39,744
Xanser Corp.*	120,000	285,600

		882,051

Conglomerates – 0.7%
Brink’s Co. (The)	4,900	158,515
Cendant Corp.(a)	45,000	1,029,600
Griffon Corp.*	3,780	79,267
Park Ohio Holdings Corp.*	7,400	109,224

		1,376,606

Construction – 0.5%
Cavco Industries, Inc.*	6,000	237,000
Champion Enterprises, Inc.*	35,000	340,550
Fleetwood Enterprises, Inc.*	30,000	403,200
KB Home	1,000	64,050

		1,044,800

Consumer Products & Services – 4.9%
Aaron Rents, Inc. (Class “A” Stock)	22,500	674,775
Alberto-Culver Co. (Class “B” Stock)	2,340	109,091
Aviall, Inc.*	14,000	280,700
Bowlin Travel Centers, Inc.*	6,000	10,260
Chemed Corp.	40,200	1,881,360

Church and Dwight Co., Inc.	24,680	1,090,362
CNS, Inc.	7,390	74,343
Concorde Career Colleges, Inc.*	2,990	44,103
Culp, Inc.*	8,000	62,400
Elizabeth Arden, Inc.*	45,000	885,150
Energizer Holdings, Inc.*	24,000	914,400
Fedders Corp.	165,000	664,950
Fortune Brands, Inc.	6,000	433,080
GC Cos., Inc.*	150,000	90,750
Jarden Corp.*	3,045	110,046
Marine Products Corp.	18,000	296,100
Oil-Dri Corp. of America	51,500	840,738
Rayovac Corp.*	17,000	454,410
Revlon, Inc. (Class “A” Stock)*	93,807	215,756
Rollins, Inc.	14,900	344,935
Scotts Co. (The) (Class “A” Stock)*(a)	4,000	244,000
Weider Nutrition International, Inc.*	62,000	274,040

		9,995,749

Containers & Packaging – 1.0%
Crown Holdings, Inc.*	30,000	304,200
Greif, Inc. (Class “A” Stock)	26,000	966,160
Pactiv Corp.*	35,000	825,300

		2,095,660

Diversified Operations – 0.1%
Standex International Corp.	8,000	182,080

Electronic Components & Equipment – 8.1%
Agere Systems, Inc. (Class “A” Stock)*(a)	40,000	49,600
Agere Systems, Inc. (Class “B” Stock)*	60,000	67,800
AMETEK, Inc.	72,000	2,220,480
Baldor Electric Co.	67,500	1,544,400
Belden CDT, Inc.*	35,000	680,750
C & D Technologies, Inc.	6,000	94,200
CTS Corp.	100,000	1,147,000
Electro Rental Corp.	30,000	291,600
ESCO Technologies, Inc.*	2,440	128,466
FLIR Systems, Inc.*(a)	3,000	190,890
Franklin Electric Co., Inc.	56,000	2,121,280
GrafTech International Ltd.*(a)	50,000	551,500
Katy Industries, Inc.*	28,000	144,340
Lamson & Sessions Co.*	99,000	727,650
Landauer, Inc.	16,000	702,880
Lecroy Corp.*	4,000	61,280
Littelfuse, Inc.*	10,800	419,040
Magnetek, Inc.*	45,000	295,200
Methode Electronics, Inc. (Class “A” Stock)	18,000	234,540
Monolithic System Technology, Inc.*	20,000	95,200
Park Electrochemical Corp.	13,000	298,740
Parker-Hannifin Corp.	4,100	235,258

Pentair, Inc.	14,180	444,118
Rockwell Automation, Inc.	4,000	149,640
SL Industries, Inc.*	14,000	145,600
Thomas & Betts Corp.*	118,000	3,103,399
Trans-Lux Corp.	20,000	133,000

		16,277,851

Entertainment & Leisure – 2.9%
Brunswick Corp.	3,230	126,067
Churchill Downs, Inc.	2,500	96,325
Dover Downs Gaming & Entertainment, Inc.	75,000	734,250
Dover Motorsports, Inc.	112,000	487,200
Gaylord Entertainment Co. (Class “A” Stock)*	50,060	1,459,749
International Speedway Corp. (Class “A” Stock)	4,000	208,160
Magna Entertainment Corp.*	200,000	1,306,000
Pinnacle Entertainment, Inc.*	10,000	112,900
Six Flags, Inc.*	190,000	896,800
Topps Co., Inc. (The)	38,290	361,458
Vail Resorts, Inc.*	3,800	74,138
Vivendi Universal SA [ADR] (France)*	5,000	124,400

		5,987,447

Environmental Services – 1.2%
Allied Waste Industries, Inc.*(a)	110,000	1,016,400
Catalytica Energy Systems, Inc.*	36,000	93,960
CUNO, Inc.*	8,000	421,280
Republic Services, Inc.	35,000	1,001,000

		2,532,640

Equipment Services – 0.4%
Gerber Scientific, Inc.*	38,000	246,240
Industrial Distribution Group, Inc.*	70,000	540,400

		786,640

Farming & Agriculture
Delta & Pine Land Co.	1,310	29,410

Financial - Bank & Trust – 1.8%
Community First Bankshares, Inc.	18,000	579,600
Crazy Woman Creek Bancorp, Inc.	5,600	94,640
First Republic Bank	30,000	1,299,000
Hibernia Corp. (Class “A” Stock)(a)	12,000	303,600
Riggs National Corp.	22,000	490,380
Silicon Valley Bancshares*	18,000	658,980
TCF Financial Corp.	2,890	174,556
Webster Financial Corp.	3,000	140,760

		3,741,516

Financial Services – 1.1%
BKF Capital Group, Inc.	48,000	1,300,800
CIT Group, Inc.	11,800	410,168
Interactive Data Corp.*	35,000	612,850

		2,323,818

Food – 4.8%
Archer-Daniels-Midland Co.	40,000	617,200
Corn Products International, Inc.	65,000	2,802,800
Del Monte Foods Co.*	164,770	1,736,676
Flowers Foods, Inc.	108,000	2,818,800
Hain Celestial Group, Inc.*	15,000	247,950
Ingles Markets, Inc. (Class “A” Stock)	67,600	773,344
Performance Food Group Co.*	3,800	94,164
Smucker, (J.M.) Co. (The)	9,000	376,290
Suprema Specialties, Inc.*(cost $12,750; purchased 11/08/01)(g)	1,000	0
Tl Administration Corp.*	111,500	2,509
Tootsie Roll Industries, Inc.	11,404	334,137

		9,803,870

Healthcare Services – 0.3%
Invitrogen Corp.*(a)	10,010	525,325
Laboratory Corp. of America Holdings*	2,700	105,732
NeighborCare, Inc.*	2,310	59,228
VitalWorks, Inc.*	800	2,608

		692,893

Hotels & Motels – 1.9%
Aztar Corp.*	75,000	1,820,250
Boca Resorts, Inc. (Class “A” Stock)*	40,000	780,000
Kerzner International Ltd.*	20,000	938,200
La Quinta Corp.*	40,000	306,400
Wyndham International, Inc. (Class “A” Stock)*	40,000	39,200

		3,884,050

Industrial Products – 5.8%
Acuity Brands, Inc.	36,500	870,525
Barnes Group, Inc.	10,000	259,500
Carlisle Cos., Inc.	1,540	97,775
Core Molding Technologies, Inc.*	10,000	31,100
Crane Co.(a)	90,000	2,503,800
Donaldson Co., Inc.	34,000	905,420
Kaman Corp. (Class “A” Stock)	110,000	1,368,400
Myers Industries, Inc.	100,000	1,310,000
Precision Castparts Corp.	62,000	3,492,460
Robbins & Myers, Inc.	22,000	416,020
Roper Industries, Inc.	11,000	616,000
Watts Water Technologies, Inc. (Class “A” Stock)	1,000	25,300

		11,896,300

Insurance – 1.6%
Alleghany Corp.*	6,700	1,812,350
Argonaut Group, Inc.*	28,000	525,280
CNA Financial Corp.*	4,500	45,945
Everest Reinsurance Group Ltd.(a)	5,000	367,400
Midland Co.	6,000	171,300

Phoenix Cos., Inc. (The)	3,000	31,110
PMI Group, Inc. (The)(a)	3,000	123,690
ProAssurance Corp.*(a)	4,000	126,760
UnumProvident Corp.	8,500	135,575

		3,339,410

Internet Services – 0.2%
J Net Enterprises, Inc.*	127,000	342,900
Stellent, Inc.*	9,560	66,538

		409,438

Lumber & Wood Products – 0.2%
Deltic Timber Corp.	10,500	361,305

Machinery & Equipment – 5.3%
AGCO Corp.*	6,000	125,520
Albany International Corp. (Class “A” Stock)	2,660	79,587
Carbo Ceramics, Inc.	12,000	849,960
CLARCOR, Inc.	43,000	1,892,000
Flowserve Corp.*	42,000	1,005,900
Gardner Denver, Inc.*	15,000	401,700
Gencorp, Inc.*	130,000	1,535,300
Graco, Inc.	49,500	1,558,260
IDEX Corp.	36,000	1,155,240
Lone Star Technologies, Inc.*	7,000	233,240
Smith, (A.O.) Corp.	35,000	1,005,200
Tennant Co.	22,000	812,900
Toro Co. (The)(a)	1,680	110,040

		10,764,847

Medical Supplies & Equipment – 4.1%
Apogent Technologies, Inc.*	4,600	149,500
ArthroCare Corp.*	2,000	53,260
Bio-Rad Laboratories, Inc.*	800	41,920
Biosite, Inc.*(a)	2,000	88,380
Cholestech Corp.*	800	6,248
CONMED Corp.*	2,000	44,320
DJ Orthopedics, Inc.*	800	14,240
Encore Medical Corp.*	800	4,424
Exactech, Inc.*	800	15,696
ICU Medical, Inc.*	4,800	133,440
Inamed Corp.*	24,000	1,300,320
Inverness Medical Innovations, Inc.*	15,000	254,250
Kensey Nash Corp.*	3,300	93,357
Lifecore Biomedical, Inc.*	5,460	27,027
Ocular Sciences, Inc.*(a)	4,000	176,520
Orthofix International NV (Netherlands)*	5,000	151,950
Osteotech, Inc.*	800	3,096
Owens & Minor, Inc.	50,000	1,283,500
Regeneration Technologies, Inc.*	15,000	145,800
Schein, (Henry), Inc.*	5,500	369,050
Schick Technologies, Inc.*	2,000	25,200

Sola International, Inc.*	25,000	406,500
SurModics, Inc.*(a)	3,420	81,806
Sybron Dental Specialties, Inc.*	122,000	3,281,800
Techne Corp.*	1,200	47,760
Thoratec Corp.*(a)	5,000	51,000
Viasys Healthcare, Inc.*	3,000	45,450

		8,295,814

Metals & Mining – 1.0%
Barrick Gold Corp. (Canada)	43,000	822,160
Layne Christensen Co.*	7,000	98,980
Material Sciences Corp.*	70,610	850,851
WHX Corp.*(a)	4,000	4,360
Worthington Industries, Inc.	10,000	204,800

		1,981,151

Office Equipment – 0.8%
Danka Business Systems PLC [ADR] (United Kingdom)*	7,760	32,747
Hon Industries, Inc.	2,650	107,193
McGrath Rentcorp	27,800	902,110
Nashua Corp.*	60,000	582,000

		1,624,050

Oil & Gas – 5.0%
Callon Petroleum Co.*	62,000	835,760
Devon Energy Corp.(a)	17,000	1,181,330
El Paso Corp.	12,000	94,680
EOG Resources, Inc.	6,800	432,140
Equitable Resources, Inc.	12,500	641,000
Forest Oil Corp.*(a)	39,000	1,103,310
Gyrodyne Co. of America, Inc.*	4,000	140,000
Key Energy Services, Inc.*	6,190	62,395
Lufkin Industries, Inc.	10,000	328,500
Newpark Resources, Inc.*	65,000	396,500
ONEOK, Inc.	90,000	1,890,000
Pioneer Natural Resources Co.	2,000	72,100
Rowan Cos., Inc.*	20,000	488,400
XTO Energy, Inc.	82,000	2,451,800

		10,117,915

Paper & Forest Products – 0.3%
Boise Cascade Corp.	8,000	258,000
Schweitzer-Mauduit International, Inc.	16,000	452,000

		710,000

Personal Services – 0.3%
Matthews International Corp. (Class “A” Stock)	17,790	609,841

Pharmaceuticals – 0.1%
Bone Care International, Inc.*	5,000	125,450
CollaGenex Pharmaceuticals, Inc.*	1,500	11,160
Priority Healthcare Corp. (Class “B” Stock)*	6,200	138,880

		275,490

Printing & Publishing – 2.8%
Bowne & Co., Inc.	6,610	98,423
Hollinger International, Inc.	4,530	74,972
Journal Communications, Inc. (Class “A” Stock)	7,940	141,650
Journal Register Co.*	65,000	1,261,000
Lee Enterprises, Inc.	5,000	232,750
McClatchy Co.	11,000	758,450
Nelson, (Thomas), Inc.	19,000	409,450
PRIMEDIA, Inc.*	209,800	503,520
Pulitzer, Inc.	46,800	2,164,499

		5,644,714

Real Estate – 0.5%
Griffin Land & Nurseries, Inc.*	13,000	300,703
Harbor Global Co.*	17,500	175,000
Innkeepers USA Trust [REIT]	25,000	262,250
Sun Communities, Inc.[REIT]	5,000	188,050

		926,003

Restaurants – 1.1%
Denny’s Corp.*	5,000	14,750
Steak ’n Shake Co. (The)*	75,000	1,284,000
Triarc Cos., Inc. (Class “A” Stock)	26,720	261,054
Triarc Cos., Inc. (Class “B” Stock)	53,560	522,746
Wendy’s International, Inc.	3,300	118,041

		2,200,591

Retail & Merchandising – 1.3%
Big 5 Sporting Goods Corp.*	3,000	64,110
Blockbuster, Inc. (Class “A” Stock)(a)	2,000	26,540
Bon-Ton Stores, Inc.	6,000	82,860
Fred’s, Inc.	3,000	54,150
Goody’s Family Clothing, Inc.	8,000	69,760
Movado Group, Inc.	4,000	60,040
Neiman Marcus Group, Inc. (Class “A” Stock)(a)	25,500	1,391,025
Neiman Marcus Group, Inc. (Class “B” Stock)	16,000	823,200
Office Depot, Inc.*(a)	4,550	74,620
Sports Authority, Inc. (The)*	2,602	66,351

		2,712,656

Semiconductors – 0.4%
Axcelis Technologies, Inc.*	56,000	522,480
Omnivision Technologies, Inc.*(a)	10,000	117,800
Zoran Corp.*	5,000	88,450

		728,730

Telecommunications – 4.5%
Acme Communications, Inc.*	135,300	879,450
Airgate PCS, Inc.*	5,000	76,900
AO VimpelCom [ADR] (Russia)*(a)	20,000	1,749,000
Centennial Communications, Inc.*	35,000	196,700

Cincinnati Bell, Inc.*	200,000	808,000
Corning, Inc.*(a)	70,000	865,200
D & E Communications, Inc.	80,000	887,200
Dobson Communications Corp.*	82,000	218,940
Lucent Technologies, Inc.*	70,000	213,500
Nextel Communications, Inc. (Class “A” Stock)*(a)	20,000	455,200
Plantronics, Inc.	6,000	232,080
Rural Cellular Corp.*(a)	45,000	411,750
Stratos International, Inc.*	10,000	41,500
Sycamore Networks, Inc.*	30,000	112,200
Triton PCS Holdings, Inc.*	15,000	45,150
Western Wireless Corp. (Class “A” Stock)*(a)	74,000	1,952,860

		9,145,630

Transportation – 0.7%
GATX Corp.(a)	46,000	1,172,080
Grupo TMM S.A. de C.V [ADR] (Mexico)*	15,000	30,450
Hub Group, Inc. (Class “A” Stock) (Canada)*	2,000	65,280
Ryder System, Inc.	6,000	257,400

		1,525,210

Utilities – 7.1%
AES Corp.*	23,000	221,950
Allete, Inc.	4,430	122,800
Alliant Energy Corp.	9,200	238,372
Aquila, Inc.*	130,000	426,400
CH Energy Group, Inc.	44,000	1,936,000
Connecticut Water Service, Inc.	23,000	569,250
DPL, Inc.(a)	20,000	399,000
Duquesne Light Holdings, Inc.(a)	170,000	3,224,899
El Paso Electric Co.*	155,000	2,332,750
Florida Public Utilities Co.	8,000	133,600
Ionics, Inc.*	2,550	68,952
Maine & Maritimes Corp.	7,000	219,800
MGE Energy, Inc.	28,000	882,840
Northeast Utilities	140,000	2,617,999
Southern Union Co.*(a)	26,250	522,638
Southwest Gas Corp.	10,000	236,700
TXU Corp.(a)	4,500	178,470

		14,332,420

TOTAL COMMON STOCK (Cost $148,623,577)		202,523,580

RIGHTS*
Broadcasting
Liberty Media International, Inc. (Class “A” Rights)* (Cost $0)	780	4,688

TOTAL LONG-TERM INVESTMENTS (Cost $148,623,577)		202,528,268

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 12.2%
Certificates of Deposit – 1.4%
Banco Santander PR
1.326%, 08/09/04 (b) (c)	$809	808,595
Canadian Imperial Bank of Commerce
1.425%, 08/31/04 (b) (c)	83	82,926
Fortis Bank NY
1.775%, 06/06/05 (b)	1,882	1,882,267

		2,773,788

Corporate Obligations – 5.8%
Bank of America NA
1.30%, 08/02/04 (b) (c)	2,067	2,066,583
Goldman Sachs Group, Inc.
1.392%, 08/02/04 (b)(c)	779	779,442
Merrill Lynch & Co., Inc.
1.442%, 08/02/04 (b)(c)	74	74,283
1.442%, 08/02/04 (b)(c)	524	524,257
Morgan Stanley
1.392%, 08/02/04 (b) (c)	172	171,606
Natexis Banque
1.36%, 08/02/04 (b) (c)	2,040	2,040,144
1.412%, 08/02/04 (b) (c)	965	964,863
Societe Generale
1.387%, 08/02/04 (b) (c)	392	391,871
Swedbank
1.34%, 08/16/04 (b) (c)	3,597	3,596,270
Westdeutsche Landesbank
1.31%, 08/09/04 (b) (c)	1,304	1,303,806
1.44%, 08/31/04 (b) (c)	165	165,207

		12,078,332

Time Deposit – 0.5%
National City Bank of Cleveland
1.29%, 08/02/04 (b)	$1,014	1,013,642

	Shares
Non-Registered Investment Company – 4.5%
BlackRock Institutional Money Market Trust(b) (j)	9,067,794	9,067,794

TOTAL SHORT-TERM INVESTMENTS (Cost $24,933,556)		24,933,556

Total Investments — 111.7% (Cost $173,557,133(p))		227,461,824
Liabilities in Excess of Other Assets — (11.7%)		(23,746,988)

Net Assets — 100.0%		$203,714,836

The following abbreviations are used throughout the Schedule of Investments:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $23,924,307; cash collateral of $24,933,556 (included with liabilities) received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2004.
(g)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid security is $12,750. The aggregate value, $0 represents 0.00% of net assets.
(j)	Security available to institutional investors only.
(p)	The United States federal income tax basis of the Fund’s investments was $175,810,416; accordingly, net unrealized appreciation on investments for federal income tax purposes was $51,651,408 (gross unrealized appreciation - $60,318,765; gross unrealized depreciation - $8,667,357). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners Mid Cap Growth Fund

Schedule of Investments

July 31, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 100.0%
Common Stock
Automotive Parts – 1.5%
Gentex Corp.(a)	69,350	$2,482,730

Broadcasting – 1.0%
Citadel Broadcasting Co.*	121,100	1,706,299

Business Services – 7.4%
ARAMARK Corp. (Class “B” Stock)(a)	122,950	3,297,519
Brink’s Co. (The)	14,725	476,354
Getty Images, Inc.*(a)	19,000	1,037,780
Grainger, (W.W.), Inc.	52,840	2,797,878
Iron Mountain, Inc.*(a)	77,037	2,485,984
Pitney Bowes, Inc.	51,650	2,179,630
ProQuest Co.*	2,150	53,750

		12,328,895

Cable Television – 3.1%
Cablevision Systems New York Group (Class “A” Stock)*(a)	99,000	1,729,530
Scripps, (E.W.) Co. (Class “A” Stock)(a)	33,550	3,436,191

		5,165,721

Clothing & Apparel – 5.3%
Chico’s FAS, Inc.*(a)	53,575	2,243,185
Coach, Inc.*(a)	91,000	3,893,890
Reebok International Ltd.	81,050	2,760,563

		8,897,638

Computer Services & Software – 4.6%
CheckFree Corp.*(a)	112,925	3,392,267
Cognos, Inc. (Canada)*	33,200	1,118,176
Global Payments, Inc.	15,700	716,705
Manhattan Associates, Inc.*	69,600	1,806,816
Salesforce.com, Inc.*(a)	52,800	686,928

		7,720,892

Consumer Durables – 3.0%
Ethan Allen Interiors, Inc.	43,975	1,633,671
Harman International Industries, Inc.	33,000	2,829,090
Select Comfort Corp.*(a)	30,779	628,815

		5,091,576

Consumer Non-Durables – 1.9%
Energizer Holdings, Inc.*	41,900	1,596,390
UST, Inc.	40,740	1,546,083

		3,142,473

Consumer Services – 0.8%
ITT Educational Services, Inc.*	39,800	1,267,630

Defense/Aerospace – 3.2%
Alliant Techsystems, Inc.*	45,784	2,882,561
FLIR Systems, Inc.*(a)	39,073	2,486,215

		5,368,776

Entertainment & Leisure – 3.1%
GTECH Holdings Corp.(a)	56,700	2,402,379
Harrah’s Entertainment, Inc.	28,775	1,337,750
International Game Technology, Inc.(a)	43,400	1,403,556

		5,143,685

Financial Services – 1.2%
Moody’s Corp.	28,400	1,934,040

Financials – 6.1%
Ambac Financial Group, Inc.	19,825	1,409,756
Investors Financial Services Corp.(a)	66,000	3,014,880
Legg Mason, Inc.(a)	30,200	2,371,908
M&T Bank Corp.	14,600	1,361,158
RenaissanceRe Holdings Ltd.	6,350	336,550
Willis Group Holdings Ltd. (United Kingdom)	47,275	1,645,170

		10,139,422

Health – 10.1%
Allergan, Inc.	27,500	2,080,100
Apogent Technologies, Inc.*	67,100	2,180,750
Biogen Idec, Inc.*	23,020	1,381,200
Caremark Rx, Inc.*	95,000	2,897,500
Charles River Laboratories International, Inc.*(a)	55,925	2,520,540
Hooper Holmes, Inc.	57,675	267,035
MedImmune, Inc.*	46,575	1,073,088
Millipore Corp.*(a)	53,270	2,806,796
St. Jude Medical, Inc.*	25,100	1,710,063

		16,917,072

Hotels & Motels – 0.8%
Marriott International, Inc. (Class “A” Stock)	28,050	1,368,840

Industrials – 2.0%
Fastenal Co.(a)	54,500	3,399,710

Manufacturing – 2.6%
American Standard Cos., Inc.*	46,270	1,753,170
Danaher Corp.(a)	52,600	2,664,190

		4,417,360

Media & Communications – 5.3%
EchoStar Communications Corp. (Class “A” Stock)*(a)	60,750	1,683,990
Entravision Communications Corp. (Class “A” Stock)*	207,425	1,466,495

Lamar Advertising Co.*(a)	66,350	2,667,933
Lodgenet Entertainment Corp.*	61,350	998,778
Univision Communications, Inc. (Class “A” Stock)*(a)	67,875	1,966,339

		8,783,535

Oil & Gas – 3.9%
Murphy Oil Corp.	27,000	2,088,180
Smith International, Inc.*(a)	53,725	3,131,093
XTO Energy, Inc.	43,700	1,306,630

		6,525,903

Pharmaceuticals – 0.7%
OSI Pharmaceuticals, Inc.*	20,200	1,214,020

Restaurants – 0.6%
Chang’s China Bistro, (P.F.), Inc.*(a)	21,700	964,131

Retail – 3.0%
Dollar Tree Stores, Inc.*(a)	72,950	1,963,085
Williams-Sonoma, Inc.*(a)	93,350	3,032,941

		4,996,026

Retail & Merchandising – 6.4%
CarMax, Inc.*(a)	79,500	1,653,600
PETCO Animal Supplies, Inc.*	70,450	2,104,342
PETsMART, Inc.	48,000	1,488,480
Ross Stores, Inc.	95,000	2,199,250
Tiffany & Co.	50,000	1,787,500
Tuesday Morning Corp.*	46,500	1,495,440

		10,728,612

Semiconductors – 1.5%
Linear Technology Corp.	20,800	813,280
Tessera Technologies, Inc.*	100,957	1,756,652

		2,569,932

Technology – 17.7%
ADTRAN, Inc.(a)	100,530	2,685,156
Amphenol Corp.*	84,100	2,643,263
Avocent Corp.*	88,200	2,640,708
CNET Networks, Inc.*	98,000	894,740
Electronic Arts, Inc.*	44,000	2,205,720
Intuit, Inc.*	45,925	1,719,432
Juniper Networks, Inc.*(a)	37,500	861,000
KLA-Tencor Corp.*(a)	56,575	2,331,456
Mercury Interactive Corp.*(a)	12,800	467,968
Microchip Technology, Inc.(a)	85,500	2,476,935
Molex, Inc.	64,000	1,853,440
National Instruments Corp.	22,300	647,815
Symantec Corp.*	75,000	3,506,999
Take-Two Interactive Software, Inc.*(a)	48,835	1,529,512
Xilinx, Inc.	36,800	1,083,024
Zebra Technologies Corp. (Class “A” Stock)*(a)	25,400	2,098,802

		29,645,970

Telecommunications – 2.2%
Crown Castle International Corp.*(a)	110,250	1,556,730
Nextel Partners, Inc. (Class “A” Stock)*(a)	131,500	2,113,205

		3,669,935

Transportation – 1.0%
Robinson Worldwide, (C.H.), Inc.	37,175	1,625,663

TOTAL LONG-TERM INVESTMENTS (Cost $146,114,378)		167,216,486

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 34.2%
Certificates of Deposit – 4.8%
Banco Santander PR
1.326%, 08/09/04 (b) (c)	$5,529	5,528,357
Wells Fargo Bank
1.32%, 08/16/04 (b)	2,519	2,519,327

		8,047,684

Corporate Obligations – 21.0%
Bank of America NA
1.30%, 08/02/04 (b) (c)	2,231	2,230,557
Merrill Lynch & Co., Inc.
1.442%, 08/02/04 (b)(c)	3,982	3,982,065
1.442%, 08/02/04 (b)(c)	2,057	2,057,212
1.442%, 08/02/04 (b)(c)	3,329	3,328,955
Morgan Stanley
1.392%, 08/02/04 (b) (c)	3,210	3,209,659
Natexis Banque
1.36%, 08/02/04 (b) (c)	6,864	6,862,918
1.412%, 08/02/04 (b) (c)	2,728	2,726,815
Societe Generale NY
1.387%, 08/02/04 (b) (c)	983	982,673
Swedbank
1.34%, 08/16/04 (b) (c)	5,062	5,061,175
Westdeutsche Landesbank
1.31%, 08/09/04 (b) (c)	846	845,987
1.398%, 08/23/04 (b) (c)	916	915,568
1.44%, 08/31/04 (b) (c)	2,825	2,824,412

		35,027,996

Time Deposit – 1.3%
National City Bank of Cleveland
1.29%, 08/02/04 (b)	2,232	2,231,508

	Shares
Non-Registered Investment Company – 7.1%
BlackRock Institutional Money Market Trust(b) (j)	11,892,516	11,892,516

TOTAL SHORT-TERM INVESTMENTS (Cost $57,199,704)	57,199,704

Total Investments — 134.2% (Cost $203,314,082(p))	224,416,190
Liabilities in Excess of Other Assets — (34.2%)	(57,234,797)

Net Assets — 100.0%	$167,181,393

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $55,104,628; cash collateral of $57,199,704 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2004.
(j)	Security available to institutional investors only.
(p)	The United States federal income tax basis of the Fund’s investments was $203,619,689; accordingly, net unrealized appreciation on investments for federal income tax purposes was $20,796,501 (gross unrealized appreciation - $28,322,709; gross unrealized depreciation - $7,526,208). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners Relative Value Fund

Schedule of Investments

July 31, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 97.9%
Common Stock
Aerospace – 0.2%
Boeing Co.	3,000	$152,250
General Dynamics Corp.	800	79,056
Northrop Grumman Corp.	9,200	483,920

		715,226

Automotive Parts – 7.7%
AutoNation, Inc.*(a)	148,500	2,393,820
AutoZone, Inc.*(a)	95,100	7,341,720
BorgWarner, Inc.	146,000	6,889,740
Dana Corp.	33,000	636,570
Genuine Parts Co.	18,000	679,140
Lear Corp.	115,100	6,345,463

		24,286,453

Beverages – 2.3%
Constellation Brands, Inc. (Class “A” Stock)*	187,700	7,110,076

Business Services – 1.8%
Manpower, Inc.	129,100	5,622,305

Chemicals – 0.2%
Sensient Technologies Corp.	30,000	619,200

Clothing & Apparel – 5.5%
Liz Claiborne, Inc.	142,200	5,146,218
Reebok International Ltd.	189,500	6,454,370
VF Corp.	116,100	5,806,161

		17,406,749

Computer Hardware – 2.3%
Hewlett-Packard Co.	9,351	188,423
Maxtor Corp.*	30,000	140,400
Western Digital Corp.*	966,300	6,773,763

		7,102,586

Computer Services & Software – 1.9%
Computer Associates International, Inc.(a)	237,400	5,991,976

Conglomerates – 2.6%
Altria Group, Inc.	8,000	380,800
Cendant Corp.	27,000	617,760
Honeywell International, Inc.	19,000	714,590
ITT Industries, Inc.	2,000	159,900
Johnson Controls, Inc.	110,000	6,209,500

		8,082,550

Consumer Products & Services – 4.9%
Black & Decker Corp.(a)	94,700	6,620,477
Energizer Holdings, Inc.*	16,000	609,600
International Flavors & Fragrances, Inc.	1,000	36,540
Mattel, Inc.(a)	20,000	350,400
Procter & Gamble Co.	12,000	625,800
Whirlpool Corp.	116,300	7,261,772

		15,504,589

Electronic Components & Equipment – 0.2%
AMETEK, Inc.	6,000	185,040
Eastman Kodak Co.	20,000	529,800

		714,840

Environmental Services – 0.2%
Republic Services, Inc.	20,000	572,000

Financial - Bank & Trust – 6.5%
Bank of New York Co., Inc. (The)	16,000	459,680
First Horizon National Corp.	162,500	7,044,375
GreenPoint Financial Corp.	143,600	5,834,468
North Fork Bancorp, Inc.(a)	110,900	4,330,645
TCF Financial Corp.	48,100	2,905,240

		20,574,408

Financial Services – 10.6%
Ambac Financial Group, Inc.	102,050	7,256,776
American Express Co.	12,500	628,125
Bear Stearns Cos., Inc.(a)	87,700	7,315,933
CIT Group, Inc.	162,400	5,645,024
Countrywide Financial Corp.	2,799	201,808
Fannie Mae	2,500	177,400
Freddie Mac	1,500	96,465
IndyMac Bancorp, Inc.(a)	204,600	6,796,812
JP Morgan Chase & Co.	7,000	261,310
KeyCorp(a)	5,000	150,900
Mellon Financial Corp.	2,000	54,960
Merrill Lynch & Co., Inc.	5,600	278,432
Price, (T. Rowe) Group, Inc.	13,000	600,860
Waddell & Reed Financial, Inc. (Class “A” Stock)	187,100	3,633,482
Washington Mutual, Inc.(a)	2,000	77,600

		33,175,887

Food – 4.0%
Campbell Soup Co.(a)	20,000	511,800
Del Monte Foods Co.*	397,000	4,184,380
Fresh Del Monte Produce, Inc.(a)	213,100	5,657,805
General Mills, Inc.(a)	13,000	583,700
Heinz, (H.J.) Co.	16,000	590,240
Kellogg Co.	12,000	499,920
McCormick & Co., Inc.(a)	16,000	572,320
Ralcorp Holdings, Inc.*	1,000	36,470

		12,636,635

Furniture – 1.8%
Mohawk Industries, Inc.*(a)	78,300	5,758,182

Healthcare Services – 9.9%
Coventry Health Care, Inc.*(a)	141,100	7,211,621
DaVita, Inc.*	140,650	4,271,541
Laboratory Corp. of America Holdings*	21,300	834,108
Medco Health Solutions, Inc.*	5,000	151,500
Omnicare, Inc.	194,400	5,495,688
Tenet Healthcare Corp.*	3,000	33,540
Triad Hospitals, Inc.*	185,100	6,304,506
UnitedHealth Group, Inc.	30,831	1,939,298
Universal Health Services, Inc. (Class “B” Stock)	107,100	4,874,121

		31,115,923

Industrial Products – 2.9%
Cooper Industries Ltd. (Class “A” Stock)	10,000	568,700
Crane Co.(a)	20,000	556,400
Precision Castparts Corp.	13,000	732,290
SPX Corp.(a)	170,700	6,990,165
Watts Water Technologies, Inc. (Class “A” Stock)	10,000	253,000

		9,100,555

Insurance – 13.7%
Allstate Corp. (The)	7,000	329,560
Anthem, Inc.*(a)	79,700	6,572,859
Arch Capital Group Ltd.*	93,700	3,607,450
Endurance Specialty Holdings Ltd.	43,800	1,447,590
Hartford Financial Services Group, Inc. (The)	2,000	130,200
PartnerRe Ltd.	102,200	5,346,082
PMI Group, Inc. (The)(a)	150,100	6,188,623
Radian Group, Inc.	155,200	7,142,304
RenaissanceRe Holdings Ltd.	135,300	7,170,899
UnumProvident Corp.(a)	7,700	122,815
WellChoice, Inc.*	136,000	4,977,600

		43,035,982

Medical Supplies & Equipment – 0.3%
Baxter International, Inc.	2,600	78,182
DENTSPLY International, Inc.	1,500	72,945
Owens & Minor, Inc.	1,000	25,670
Schein, (Henry), Inc.*	1,500	100,650
Sybron Dental Specialties, Inc.*	21,000	564,900

		842,347

Oil & Gas – 7.7%
Devon Energy Corp.	3,340	232,097
Equitable Resources, Inc.	2,000	102,560
Exxon Mobil Corp.	6,000	277,800
National Fuel Gas Co.	10,000	255,400

ONEOK, Inc.	6,000	126,000
Patina Oil & Gas Corp.	47,900	1,412,571
Pioneer Natural Resources Co.	195,700	7,054,985
Questar Corp.	4,000	163,920
Sunoco, Inc.	96,900	6,605,673
XTO Energy, Inc.	265,350	7,933,965

		24,164,971

Paper & Forest Products – 0.0%
Schweitzer-Mauduit International, Inc.	5,000	141,250

Pharmaceuticals – 0.4%
Bristol-Meyers Squibb Co.	22,000	503,800
Merck & Co., Inc.	3,000	136,050
Pfizer, Inc.	17,500	559,300
Wyeth	2,000	70,800

		1,269,950

Printing & Publishing – 0.2%
Knight-Ridder, Inc.	8,000	526,320

Railroads – 1.3%
Canadian National Railway Co. (Canada)	93,750	4,221,563

Restaurants – 1.9%
Darden Restaurants, Inc.	276,300	5,893,479

Retail & Merchandising – 4.4%
Foot Locker, Inc.	307,300	6,914,250
Neiman Marcus Group, Inc. (Class “A” Stock)	10,000	545,500
Pier 1 Imports, Inc.	349,400	6,264,742

		13,724,492

Telecommunications – 0.8%
ALLTEL Corp.	7,000	364,000
CenturyTel, Inc.	19,000	588,810
Sprint Corp.(a)	37,000	691,160
Verizon Communications, Inc.(a)	17,000	655,180
Western Wireless Corp. (Class “A” Stock)*(a)	5,000	131,950

		2,431,100

Transportation – 0.1%
GATX Corp.(a)	18,000	458,640

Utilities – 1.6%
Allegheny Energy, Inc.*(a)	55,000	816,200
CH Energy Group, Inc.	2,900	127,600
Cinergy Corp.	8,100	309,825
CMS Energy Corp.*(a)	10,000	90,300
Constellation Energy Group, Inc.	16,000	616,800
Duquesne Light Holdings, Inc.	30,000	569,100
FirstEnergy Corp.	5,000	195,500
Great Plains Energy, Inc.(a)	10,000	286,900

NSTAR(a)	12,000	561,600
PPL Corp.	15,400	713,790
Wisconsin Energy Corp.	10,000	321,500
Xcel Energy, Inc.	20,000	342,000

		4,951,115

TOTAL LONG-TERM INVESTMENTS (Cost $266,671,799)		307,751,349

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 18.6%
Certificates of Deposit – 0.6%
Banco Santander PR
1.326%, 08/09/04 (b)(c)	$429	429,056
Canadian Imperial Bank of Commerce
1.425%, 08/31/04 (b) (c)	432	431,443
Fortis Bank NY
1.775%, 06/06/05 (b)	25	25,436
Wells Fargo Bank
1.34%, 08/18/04 (b)	863	863,021

		1,748,956

Corporate Obligations – 9.8%
Goldman Sachs Group, Inc.
1.392%, 08/02/04 (b)(c)	4,294	4,294,184
Merrill Lynch & Co., Inc.
1.442%, 08/02/04 (b)(c)	38	37,934
1.442%, 08/02/04 (b)(c)	3,628	3,627,702
Morgan Stanley
1.392%, 08/02/04 (b) (c)	456	455,615
1.40%, 08/02/04 (b)(c)	1,000	999,774
Natexis Banque
1.36%, 08/02/04 (b)(c)	2,886	2,886,200
1.412%, 08/02/04 (b)(c)	5,011	5,009,520
Societe Generale
1.387%, 08/02/04 (b) (c)	6,543	6,541,288
Swedbank NY
1.34%, 08/16/04 (b)(c)	4,524	4,522,970
Westdeutsche Landesbank
1.31%, 08/09/04 (b)(c)	2,646	2,645,879
1.44%, 08/31/04 (b) (c)	96	96,274

		31,117,340

Time Deposit – 0.7%
National City Bank of Cleveland
1.29%, 08/02/04 (b)	2,098	2,097,572

	Shares
Non-Registered Investment Company – 6.9%
BlackRock Institutional Money Market Trust(b) (j)	21,640,134	21,640,134

Registered Investment Companies – 0.6%
BlackRock Provident Institutional Funds
TempCash Portfolio (j)	2,032,902	2,032,902

TOTAL SHORT-TERM INVESTMENTS (Cost $58,636,904)	58,636,904

Total Investments — 116.5% (Cost $325,308,703(p))	366,388,253
Liabilities in Excess of Other Assets — (16.5%)	(51,962,467)

Net Assets — 100.0%	$314,425,786

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $54,858,695; cash collateral of $56,604,002 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2004.
(j)	Security available to institutional investors only.
(p)	The United States federal income tax basis of the Fund’s investments was $325,865,504; accordingly, net unrealized appreciation on investments for federal income tax purposes was $40,522,749 (gross unrealized appreciation - $48,044,022; gross unrealized depreciation - $7,521,273). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners Technology Fund

Schedule of Investments

July 31, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 93.4%
Common Stock
Business Services – 4.7%
Accenture Ltd.*	17,100	$421,173
Automatic Data Processing, Inc.	13,900	583,522

		1,004,695

Computer Hardware – 6.9%
Dell, Inc.*	24,900	883,203
Lexmark International, Inc. (Class “A” Stock)*	6,500	575,250

		1,458,453

Computer Services & Software – 18.1%
Adobe Systems, Inc.	13,900	586,302
Check Point Software Technologies Ltd.*(a)	17,100	340,119
Cognos, Inc. (Canada)*	8,000	269,440
Electronic Arts, Inc.*	8,100	406,053
EMC Corp.*	31,500	345,555
Mercury Interactive Corp.*	7,500	274,200
Microsoft Corp.	26,800	762,728
Oracle Corp.*	33,200	348,932
SAP AG [ADR] (Germany)	12,900	516,129

		3,849,458

Computers - Networking – 8.3%
Cisco Systems, Inc.*	35,800	746,788
Juniper Networks, Inc.*(a)	22,400	514,304
Network Appliance, Inc.*	26,600	513,646

		1,774,738

Electronic Components & Equipment – 5.0%
AU Optronics Corp. [ADR] (Taiwan)	4,500	52,875
Linear Technology Corp.	13,900	543,490
United Microelectronics Corp.*	127,467	471,628

		1,067,993

Internet Services – 10.1%
eBay, Inc.*(a)	8,400	657,972
Symantec Corp.*	19,100	893,116
Yahoo!, Inc.*(a)	19,500	600,600

		2,151,688

Medical Supplies & Equipment – 2.8%
Zimmer Holdings, Inc.*	7,900	602,849

Pharmaceuticals – 6.5%
Amgen, Inc.*(a)	7,200	409,536
Genentech, Inc.*	8,000	389,440
Teva Pharmaceutical Industries Ltd. [ADR] (Israel)(a)	19,600	580,160

		1,379,136

Semiconductors – 15.7%
Applied Materials, Inc.*	17,100	290,187
Broadcom Corp. (Class “A” Stock)*(a)	10,900	385,424
Intel Corp.	17,500	426,650
Microchip Technology, Inc.(a)	18,900	547,533
STMicroelectronics NV [ADR] (Netherlands)	15,500	289,230
Taiwan Semiconductor Manufacturing Co. Ltd. [ADR] (Taiwan)	75,901	540,413
Texas Instruments, Inc.	13,500	287,955
Xilinx, Inc.	19,700	579,771

		3,347,163

Telecommunications – 15.3%
ADTRAN, Inc.	15,400	411,334
Amdocs Ltd.*	23,500	509,950
Avaya, Inc.*	32,900	481,985
Comverse Technology, Inc.*	5,600	95,536
Corning, Inc.*(a)	51,300	634,068
Motorola, Inc.	32,400	516,132
QUALCOMM, Inc.	8,700	600,996

		3,250,001

TOTAL LONG-TERM INVESTMENTS (Cost $17,803,896)		19,886,174

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 19.7%
Certificate of Deposit – 1.6%
Canadian Imperial Bank of Commerce
1.425%, 08/31/04 (b) (c)	$292	292,351
Wells Fargo Bank
1.34%, 08/18/04 (b)	45	45,071

		337,422

Corporate Obligations – 11.2%
Goldman Sachs Group, Inc.
1.392%, 08/02/04 (b)(c)	626	626,436
Merrill Lynch & Co., Inc.
1.442%, 08/02/04 (b)(c)	524	524,425
1.442%, 08/02/04 (b)(c)	34	33,918
Morgan Stanley
1.392%, 08/02/04 (b) (c)	27	26,999
Natexis Banque NY
1.36%, 08/02/04 (b) (c)	1,174	1,174,221

		2,385,999

Time Deposit – 0.8%
National City Bank of Cleveland
1.29%, 08/02/04 (b)	164	163,885

	Shares
Non-Registered Investment Company – 1.1%
BlackRock Institutional Money Market Trust(b) (j)	230,377	230,377

Registered Investment Company – 5.0%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	1,067,981	1,067,981

TOTAL SHORT-TERM INVESTMENTS (Cost $4,185,664)		4,185,664

Total Investments — 113.1% (Cost $21,989,560(p))		24,071,838
Liabilities in Excess of Other Assets — (13.1%)		(2,794,983)

Net Assets — 100.0%		$21,276,855

The following abbreviation is used throughout the Schedule of Investments:

ADR	American Depositary Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $2,999,642; cash collateral of $3,117,683 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2004.
(j)	Security available to institutional investors only.
(p)	The United States federal income tax basis of the Fund’s investments was $22,738,383; accordingly, net unrealized appreciation on investments for federal income tax purposes was $1,333,455 (gross unrealized appreciation - $1,619,696; gross unrealized depreciation - $286,241). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners Health Sciences Fund

Schedule of Investments

July 31, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 85.2%
Common Stock
Biotechnology Healthcare – 3.1%
Amgen, Inc.*(a)	7,800	$443,664
Genzyme Corp.*(a)	4,300	220,504

		664,168

Conglomerates – 1.4%
Tyco International Ltd.	9,500	294,500

Consumer Products & Services – 4.2%
Procter & Gamble Co.	17,168	895,311

Healthcare Services – 3.4%
McKesson Corp.	11,200	360,304
Medco Health Solutions, Inc.*	12,383	375,205

		735,509

Healthcare Supplies – 5.4%
Alcon, Inc.	2,900	222,140
Johnson & Johnson Co.	16,860	931,852

		1,153,992

Managed Healthcare – 7.8%
Aetna, Inc.	5,400	463,320
Anthem, Inc.*(a)	5,700	470,078
Coventry Health Care, Inc.*(a)	5,850	298,994
UnitedHealth Group, Inc.(a)	6,742	424,072

		1,656,464

Medical Equipment & Devices – 5.1%
Baxter International, Inc.	16,800	505,176
St. Jude Medical, Inc.*	8,700	592,731

		1,097,907

Medical Supplies & Equipment – 20.0%
Abbott Laboratories	19,510	767,719
AmerisourceBergen Corp.	3,100	167,586
Bard, (C.R.), Inc.	1,900	104,880
Biogen Idec, Inc.*	11,100	666,000
Boston Scientific Corp.*	6,500	248,690
Guidant Corp.	13,500	746,820
Kinetic Concepts, Inc.*	2,700	121,284
Medtronic, Inc.	13,200	655,644
Stryker Corp.	6,600	314,688
Zimmer Holdings, Inc.*	5,994	457,402

		4,250,713

Pharmaceuticals – 16.7%
Allergan, Inc.	3,200	242,048
AstraZeneca PLC [ADR] (United Kingdom)	11,900	534,548
Bristol-Meyers Squibb Co.	22,900	524,410
Caremark Rx, Inc.*(a)	13,084	399,062
Hospira, Inc.*	20,461	530,145
Roche Holding AG (Germany)	2,309	228,310
Schering-Plough Corp.(a)	32,800	638,287
Shire Pharmaceuticals Group PLC [ADR] (United Kingdom)	4,900	130,242
Takeda Chemical Industries Ltd. (Japan)	7,100	331,892

		3,558,944

Pharmaceuticals - Manufacturing – 7.8%
Forest Laboratories, Inc.*	5,400	271,566
Novartis AG [ADR] (Switzerland)	19,200	857,472
Teva Pharmaceutical Industries Ltd. [ADR] (Israel)(a)	17,920	530,432

		1,659,470

Pharmaceuticals - Research & Manufacturing – 7.9%
Merck & Co., Inc.	17,100	775,485
Pfizer, Inc.	28,404	907,792

		1,683,277

Retail & Merchandising – 2.4%
CVS Corp.	6,200	259,594
Walgreen Co.	7,200	262,080

		521,674

TOTAL LONG-TERM INVESTMENTS (Cost $16,490,936)		18,171,929

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 17.1%
Certificate of Deposit – 2.0%
Wells Fargo Bank
1.34%, 08/18/04 (b)	$430	430,295

Corporate Obligations – 2.6%
Goldman Sachs Group, Inc.
1.392%, 08/02/04 (b)(c)	470	469,536
Swedbank NY
1.34%, 08/16/04 (b) (c)	64	63,509
Westdeutsche Landesbank
1.44%, 08/31/04 (b) (c)	16	16,174

		549,219

Time Deposit – 0.4%
National City Bank of Cleveland
1.29%, 08/02/04 (b)	89	88,814

	Shares
Non-Registered Investment Company – 7.0%
BlackRock Institutional Money Market Trust(b)(j)	1,494,144	1,494,144

Registered Investment Company – 5.1%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	1,095,557	1,095,557

TOTAL SHORT-TERM INVESTMENTS (Cost $3,658,029)		3,658,029

Total Investments — 102.3% (Cost $20,148,965(p))		21,829,958
Liabilities in Excess of Other Assets — (2.3%)		(499,617)

Net Assets — 100.0%		$21,330,341

The following abbreviations are used throughout the Schedule of Investments:

ADR	American Depositary Receipt
JPY	Japanese Yen

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $2,482,903; cash collateral of $2,562,472 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2004.
(j)	Security available to institutional investors only.
(p)	The United States federal income tax basis of the Fund’s investments was $20,449,362; accordingly, net unrealized appreciation on investments for federal income tax purposes was $1,380,596 (gross unrealized appreciation - $1,730,224; gross unrealized depreciation - $349,628). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Foreign currency exchange contracts outstanding at July 31, 2004:

Sale Contracts

Settlement Month	Description	Contracts to Deliver	Contracts at Settlement Date	Contracts at Value	Unrealized Depreciation
Aug 04	Sell JPY	12,543,591	$111,747	$112,544	$(797)

Strategic Partners Managed OTC Fund

Schedule of Investments

July 31, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 90.4%
Common Stock
Advertising – 0.3%
Lamar Advertising Co.*	2,484	$99,882

Airlines – 0.2%
Ryanair Holdings PLC*	1,836	57,485

Automobile Manufacturers – 0.9%
PACCAR, Inc.	5,832	349,687

Biotechnology – 7.5%
Amgen, Inc.*(a)	17,496	995,173
Biogen Idec, Inc.*(a)	10,908	654,480
Chiron Corp.*	7,776	356,374
Genzyme Corp.*(a)	8,424	431,983
Invitrogen Corp.*(a)	1,404	73,682
MedImmune, Inc.*	7,884	181,647
Millennium Pharmaceuticals, Inc.*	9,936	110,488

		2,803,827

Chemicals – 0.3%
Sigma Aldrich Corp.	1,944	111,663

Commercial Services – 2.4%
Apollo Group, Inc. (Class “A” Stock)*	5,292	442,147
Career Education Corp.*(a)	3,024	102,241
First Health Group Corp.*	2,808	39,368
Paychex, Inc.	10,584	325,035

		908,791

Computers – 6.5%
Apple Computer, Inc.*(a)	15,660	506,444
Dell, Inc.*	27,432	973,014
Network Appliance, Inc.*	10,800	208,548
Research in Motion Ltd.*(a)	5,508	339,678
SanDisk Corp.*(a)	4,428	107,689
Sun Microsystems, Inc.*(a)	42,768	168,934
Synopsys, Inc.*	4,212	106,521

		2,410,828

Consumer Products & Services – 1.6%
InterActiveCorp*(a)	21,492	586,732

Distribution/Wholesale – 0.8%
CDW Corp.	2,592	166,665
Fastenal Co.(a)	2,160	134,741

		301,406

Electronic Components & Equipment – 0.5%
American Power Conversion Corp.	5,940	89,694
Molex, Inc.	2,916	84,447

		174,141

Electronics – 1.4%
Flextronics International Ltd.*	16,956	213,137
Garmin Ltd.(a)	2,916	109,350
Gentex Corp.(a)	2,376	85,061
Sanmina Corp.*	16,416	120,493

		528,041

Food – 0.4%
Whole Foods Market, Inc.(a)	1,836	151,140

Healthcare Services – 0.2%
Lincare Holdings, Inc.*(a)	2,808	89,688

Healthcare-Products – 1.7%
Biomet, Inc.	10,152	446,586
DENTSPLY International, Inc.	2,268	110,293
Henry Schein, Inc.*	1,188	79,715

		636,594

Internet – 7.4%
Amazon.com, Inc.*	7,992	311,049
Check Point Software Technologies Ltd.*(a)	7,560	150,368
eBay, Inc.*(a)	14,472	1,133,592
Symantec Corp.*(a)	9,612	449,457
VeriSign, Inc.*	6,912	121,029
Yahoo!, Inc.*(a)	19,116	588,773

		2,754,268

Media – 2.6%
Comcast Corp. (Class “A” Stock)*	28,188	772,351
EchoStar Communications Corp. (Class “A” Stock)*	7,236	200,582

		972,933

Medical Supplies & Equipment – 0.4%
Patterson Companies, Inc.*(a)	1,944	142,728

Oil & Gas – 0.3%
Patterson UTI Energy, Inc.	5,184	94,504

Packaging & Containers – 0.4%
Smurfit-Stone Container Corp.*(a)	7,344	136,672

Pharmaceuticals – 2.7%
Cephalon, Inc.*	1,512	76,386
Express Scripts, Inc.*	2,052	134,611
Gilead Sciences, Inc.*	6,264	404,905
Teva Pharmaceutical Industries Ltd. [ADR] (Israel)(a)	13,176	390,010

		1,005,912

Retail – 5.6%
Bed Bath & Beyond, Inc.*	11,988	424,255
Costco Wholesale Corp.	7,128	289,824
Dollar Tree Stores, Inc.*	3,240	87,188
Petsmart, Inc.	4,212	130,614
Ross Stores, Inc.	4,320	100,008
Staples, Inc.(a)	9,936	286,952
Starbucks Corp.*(a)	16,308	765,825

		2,084,666

Semiconductors – 14.3%
Altera Corp.*(a)	15,552	323,793
Applied Materials, Inc.*(a)	25,812	438,030
ATI Technologies, Inc.*	7,128	114,761
Broadcom Corp. (Class “A” Stock)*(a)	6,804	240,589
Intel Corp.	66,960	1,632,486
Intersil Holding Corp. (Class “A” Stock)(a)	4,212	77,374
KLA-Tencor Corp.*(a)	7,020	289,294
Lam Research Corp.*(a)	4,104	97,880
Linear Technology Corp.	12,204	477,176
Marvell Technology Group Ltd.*	7,560	175,543
Maxim Integrated Products, Inc.	13,392	644,155
Microchip Technology, Inc.(a)	5,076	147,052
Novellus Systems, Inc.*	4,428	119,556
NVIDIA Corp.*	5,292	81,497
QLogic Corp.*	2,808	68,656
Xilinx, Inc.	13,608	400,483

		5,328,325

Software – 16.6%
Adobe Systems, Inc.(a)	6,912	291,548
BEA Systems, Inc.*	11,124	72,195
Citrix Systems, Inc.*(a)	5,940	104,663
Compuware Corp.*	7,020	34,679
Electronic Arts, Inc.*	9,072	454,779
Fiserv, Inc.*(a)	7,236	247,905
Intuit, Inc.*	7,344	274,959
Mercury Interactive Corp.*(a)	2,916	106,609
Microsoft Corp.(a)	109,944	3,129,006
Oracle Corp.*	64,044	673,102
PeopleSoft, Inc.*(a)	15,228	274,409
Pixar, Inc.*	1,620	110,549
Siebel Systems, Inc.*	17,388	140,147
Veritas Software Corp.*	12,960	247,018

		6,161,568

Telecommunications – 14.0%
Cisco Systems, Inc.*(a)	71,496	1,491,407
Comverse Technology, Inc.*	6,048	103,179
JDS Uniphase Corp.*	48,384	166,925

Juniper Networks, Inc.*(a)	10,260	235,570
Level 3 Communications, Inc.*(a)	19,872	60,212
Nextel Communications, Inc. (Class “A” Stock)*(a)	40,932	931,612
PanAmSat Corp.*	5,940	137,986
QUALCOMM, Inc.(a)	28,944	1,999,451
Tellabs, Inc.*(a)	7,020	62,548

		5,188,890

Textiles – 0.7%
Cintas Corp.	6,048	253,774

Transportation – 0.7%
C.H. Robinson Worldwide, Inc.	2,484	108,625
Expeditors International of Washington, Inc.(a)	3,024	140,344

		248,969

TOTAL LONG-TERM INVESTMENTS (Cost $29,366,249)		33,583,114

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 38.9%
Certificate of Deposit – 7.3%
Canadian Imperial Bank of Commerce
1.425%, 08/31/04 (b) (c)	$241	241,401
1.72%, 05/25/05 (b)	1,474	1,473,746
Fortis Bank NY
1.775%, 06/06/05 (b)	95	95,298
Wells Fargo Bank
1.32%, 08/16/04 (b)	634	634,270
1.34%, 08/18/04 (b)	288	288,359

		2,733,074

Commercial Paper – 4.1%
Concord Minutemen Capital Co.
1.31%, 08/11/04 (b)	1,520	1,518,306

Corporate Obligations – 13.9%
Goldman Sachs Group, Inc.
1.392%, 08/02/04 (b)(c)	672	672,459
Merrill Lynch & Co., Inc.
1.442%, 08/02/04 (b)(c)	378	378,167
1.442%, 08/02/04 (b)(c)	209	208,983
1.442%, 08/02/04 (b)(c)	377	377,129
Morgan Stanley
1.392%, 08/02/04 (b) (c)	565	564,882
1.40%, 08/02/04 (b)(c)	400	399,905
Natexis Banque NY
1.36%, 08/02/04 (b) (c)	979	979,168
1.412%, 08/02/04 (b) (c)	104	104,309
Societe Generale NY
1.387%, 08/02/04 (b) (c)	204	204,401

Swedbank NY
1.34%, 08/16/04 (b) (c)	492	491,872
Westdeutsche Landesbank
1.31%, 08/09/04 (b) (c)	758	757,447
1.398%, 08/23/04 (b) (c)	10	10,435

		5,149,157

Time Deposit – 2.6%
Banco Santander PR
1.326%, 08/09/04 (b) (c)	436	435,564
National City Bank of Cleveland
1.29%, 08/02/04 (b)	540	540,469

		976,033

	Shares
Non-Registered Investment Company – 5.0%
Blackrock Institutional Money Market Trust(b)(j)	1,853,248	1,853,248

Registered Investment Companies – 6.0%
BlackRock Provident Institutional Funds
TempCash Portfolio(j)	1,115,664	1,115,664
BlackRock Provident Institutional Funds
TempFund Portfolio(j)	1,115,663	1,115,663

		2,231,327

TOTAL SHORT-TERM INVESTMENTS (Cost $14,461,145)		14,461,145

Total Investments — 129.3% (Cost $43,827,394(p))		48,044,259
Liabilities in Excess of Other Assets (m) — (29.3%)		(10,887,117)

Net Assets — 100.0%		$37,157,142

The following abbreviation is used throughout the Schedule of Investments:

ADR	American Depositary Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $11,764,902; cash collateral of $12,229,818 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2004.
(j)	Security available to institutional investors only.
(m)	Cash of $1,383,000 has been segregated with the custodian to cover requirements for the following open futures contracts at July 31, 2004:

Number of Contracts	Description	Expiration Month	Contracts Value at Trade Date	Contracts Value at July 31, 2004	Unrealized Appreciation (Depreciation)
Long Positions:
82	NASDAQ 100	Sep 04	$12,060,903	$11,500,500	$(560,403)
51	E-mini NASDAQ 100	Sep 04	1,422,009	1,430,550	8,541

					$(551,862)

(p)	The United States federal income tax basis of the Fund’s investments was $51,967,255; accordingly, net unrealized depreciation on investments for federal income tax purposes was $3,922,996 (gross unrealized appreciation - $0; gross unrealized depreciation - $3,922,996). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners Capital Growth Fund

Schedule of Investments

July 31, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 99.6%
Common Stock
Aerospace – 0.2%
General Dynamics Corp.	13,414	$1,325,571

Beverages – 2.5%
PepsiCo, Inc.	359,488	17,974,400

Clothing & Apparel – 2.3%
NIKE, Inc. (Class “B” Stock)	231,114	16,804,299

Computer Hardware – 3.1%
Dell, Inc.*	631,936	22,414,770

Computer Services & Software – 4.4%
Electronic Arts, Inc.*	372,888	18,692,875
Microsoft Corp.	470,000	13,376,200

		32,069,075

Conglomerates – 2.8%
Honeywell International, Inc.	303,608	11,418,697
Tyco International Ltd.(a)	285,238	8,842,378

		20,261,075

Construction – 3.0%
Lennar Corp. (Class “A” Stock)	278,865	11,901,958
Lennar Corp. (Class “B” Stock)	42,778	1,697,859
MDC Holdings, Inc.	116,563	7,827,205

		21,427,022

Consumer Products & Services – 3.4%
Procter & Gamble Co.	473,850	24,711,278

Electronic Components & Equipment – 5.0%
General Electric Co.	1,079,931	35,907,706

Entertainment & Leisure – 2.5%
Royal Caribbean Cruises Ltd.	285,041	12,185,503
Wynn Resorts Ltd.*(a)	175,000	6,261,500

		18,447,003

Farming & Agriculture – 0.5%
Monsanto Co.	101,047	3,663,964

Financial - Bank & Trust – 0.2%
UCBH Holdings, Inc.	36,110	1,411,540

Financial Services – 18.4%
Citigroup, Inc.	835,372	36,831,551

Countrywide Financial Corp.	364,199	26,258,748
Goldman Sachs Group, Inc.	160,321	14,138,709
Merrill Lynch & Co., Inc.	430,595	21,409,183
SLM Corp.	930,601	35,288,390

		133,926,581

Healthcare Services – 7.8%
Quest Diagnostics, Inc.(a)	136,786	11,227,395
UnitedHealth Group, Inc.	722,088	45,419,335

		56,646,730

Hotels & Motels – 2.4%
Four Seasons Hotels, Inc. (Canada)(a)	281,463	17,081,989

Internet Services – 1.7%
eBay, Inc.*(a)	159,393	12,485,254

Machinery & Equipment – 3.1%
Caterpillar, Inc.	305,268	22,434,145

Medical Supplies & Equipment – 9.8%
Boston Scientific Corp.*	567,050	21,695,333
Medtronic, Inc.	335,942	16,686,239
St. Jude Medical, Inc.*	79,811	5,437,523
Wright Medical Group, Inc.*	39,659	1,095,778
Zimmer Holdings, Inc.*	354,490	27,051,133

		71,966,006

Pharmaceuticals – 6.9%
Genentech, Inc.*	794,590	38,680,641
Roche Holding AG (Switzerland)	114,203	11,292,203

		49,972,844

Retail & Merchandising – 9.1%
Bed Bath & Beyond, Inc.*	49,531	1,752,902
CVS Corp.(a)	142,266	5,956,677
Lowe’s Cos., Inc.	432,915	21,091,619
Tiffany & Co.	652,555	23,328,842
Wal-Mart Stores, Inc.	255,027	13,518,981

		65,649,021

Telecommunications – 7.6%
Motorola, Inc.	517,608	8,245,495
QUALCOMM, Inc.	574,029	39,653,924
Verizon Communications, Inc.	179,848	6,931,342

		54,830,761

Transportation – 2.9%
FedEx Corp.	254,877	20,869,329

TOTAL LONG-TERM INVESTMENTS (Cost $578,968,591)		722,280,363

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 5.9%
Corporate Obligations – 1.7%
Merrill Lynch & Co., Inc.
1.442%, 08/02/04 (b)(c)	$4,985	4,985,003
1.442%, 08/02/04 (b)(c)	4,766	4,765,994
Morgan Stanley
1.40%, 08/02/04 (b)(c)	2,008	2,007,738
Natexis Banque
1.412%, 08/02/04 (b)(c)	296	295,542

		12,054,277

Time Deposit – 0.1%
National City Bank of Cleveland
1.29%, 08/02/04 (b)	905	905,042

	Shares
Non-Registered Investment Company – 4.1%
BlackRock Institutional Money Market Trust(b) (j)	29,646,023	29,646,023

TOTAL SHORT-TERM INVESTMENTS (Cost $42,605,342)		42,605,342

Total Investments — 105.5% (Cost $621,573,933(p))		764,885,705
Liabilities in Excess of Other Assets — (5.5%)		(40,206,492)

Net Assets — 100.0%		$724,679,213

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $41,373,970; cash collateral of $42,605,342 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2004.
(j)	Security available to institutional investors only.
(p)	The United States federal income tax basis of the Fund’s investments was $634,468,987; accordingly, net unrealized appreciation on investments for federal income tax purposes was $140,416,718 (gross unrealized appreciation - $149,630,997; gross unrealized depreciation - $9,214,279). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners Concentrated Growth Fund

Schedule of Investments

July 31, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 100.2%
Common Stock
Cable Television – 4.5%
Cablevision Systems New York Group (Class“A” Stock)*(a)	759,835	$13,274,317
Scripps, (E.W.) Co. (Class “A” Stock)	52,500	5,377,050

		18,651,367

Computer Services & Software – 5.9%
First Data Corp.(a)	413,800	18,459,618
Sabre Holdings Corp.	225,900	5,767,227

		24,226,845

Consumer Non-Durables – 5.7%
PepsiCo, Inc.	310,000	15,500,000
Wrigley, (Wm., Jr.) Co.	134,300	8,111,720

		23,611,720

Consumer Services – 5.5%
Cendant Corp.(a)	1,001,200	22,907,456

Entertainment & Leisure – 3.7%
Harrah’s Entertainment, Inc.	326,100	15,160,389

Financial Services – 3.8%
McGraw-Hill Cos., Inc.	134,800	10,118,088
Moody’s Corp.	83,200	5,665,920

		15,784,008

Financials – 11.1%
Fannie Mae(a)	225,284	15,986,153
Freddie Mac	281,900	18,128,989
Schwab, (Charles) Corp.	1,329,500	11,673,010

		45,788,152

Health – 1.9%
Caremark Rx, Inc.*(a)	250,900	7,652,450

Hotels & Motels – 1.1%
Starwood Hotels & Resorts Worldwide, Inc.	104,265	4,691,925

Media & Communications – 23.2%
Clear Channel Communications, Inc.(a)	477,700	17,053,890
Comcast Corp. (Special Class “A” Stock)*(a)	275,962	7,395,782
EchoStar Communications Corp. (Class “A” Stock)*(a)	293,400	8,133,048
Entravision Communications Corp. (Class “A” Stock)*	242,300	1,713,061
Time Warner, Inc.*(a)	545,376	9,080,510

Univision Communications, Inc. (Class “A” Stock)*(a)	754,627	21,861,544
Viacom, Inc. (Class “B” Stock)(a)	768,250	25,805,517
Westwood One, Inc.*	191,900	4,567,220

		95,610,572

Medical Supplies & Equipment – 1.5%
Guidant Corp.	114,361	6,326,451

Pharmaceuticals – 4.2%
Pfizer, Inc.	549,100	17,549,236

Retail – 4.2%
Dollar Tree Stores, Inc.*	77,374	2,082,134
Family Dollar Stores, Inc.	235,800	6,569,388
Wal-Mart Stores, Inc.	161,400	8,555,814

		17,207,336

Retail & Merchandising – 1.4%
Lowe’s Companies, Inc.	119,100	5,802,552

Semiconductors – 3.2%
Intel Corp.	347,300	8,467,174
Linear Technology Corp.	117,000	4,574,700

		13,041,874

Technology – 18.5%
Cisco Systems, Inc.*(a)	530,200	11,059,972
Dell, Inc.*	299,500	10,623,265
eBay, Inc.*(a)	71,700	5,616,261
Microsoft Corp.	759,206	21,607,003
QUALCOMM, Inc.(a)	330,200	22,810,216
Yahoo!, Inc.*(a)	156,000	4,804,800

		76,521,517

Telecommunications – 0.8%
Crown Castle International Corp.*(a)	235,800	3,329,496

TOTAL LONG-TERM INVESTMENTS (Cost $393,679,958)		413,863,346

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 25.6%
Certificates of Deposit – 2.5%
Banco Santander PR
1.326%, 08/09/04 (b) (c)	$2,696	2,695,648
Wells Fargo Bank
1.34%, 08/18/04 (b)	7,779	7,779,056

		10,474,704

Commercial Paper – 3.6%
Concord Minutemen Capital Co.
1.32%, 08/09/04 (b)	1,919	1,917,095
1.31%, 08/11/04 (b)	13,107	13,092,263

		15,009,358

Corporate Obligations – 12.8%
Goldman Sachs Group, Inc.
1.392%, 08/02/04 (b)(c)	18,930	18,930,056
Merrill Lynch & Co., Inc.
1.442%, 08/02/04 (b)(c)	659	658,858
1.442%, 08/02/04 (b)(c)	3,857	3,856,653
1.442%, 08/02/04 (b)(c)	4,994	4,993,888
Morgan Stanley
1.392%, 08/02/04 (b) (c)	4,623	4,623,152
Natexis Banque
1.36%, 08/02/04 (b) (c)	16,438	16,436,241
Societe Generale NY
1.387%, 08/02/04 (b) (c)	281	280,597
Swedbank
1.34%, 08/16/04 (b) (c)	2,986	2,985,654

		52,765,099

Time Deposit – 1.2%
National City Bank of Cleveland
1.29%, 08/02/04 (b)	4,792	4,792,126

	Shares
Non-Registered Investment Company – 5.5%
BlackRock Institutional Money Market Trust(b) (j)	22,649,200	22,649,200

TOTAL SHORT-TERM INVESTMENTS (Cost $105,690,487)		105,690,487

Total Investments — 125.8% (Cost $499,370,445(p))		519,553,833
Liabilities in Excess of Other Assets — (25.8%)		(106,433,092)

Net Assets — 100.0%		$413,120,741

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $101,955,032; cash collateral of $105,690,487 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2004.
(j)	Security available to institutional investors only.
(p)	The United States federal income tax basis of the Fund’s investments was $501,702,329; accordingly, net unrealized appreciation on investments for federal income tax purposes was $17,851,504 (gross unrealized appreciation - $54,785,132; gross unrealized depreciation - $36,933,628). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners Managed Large Cap Growth Fund

Schedule of Investments

July 31, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 96.7%
Common Stock
Biotechnology – 5.6%
Amgen, Inc.*(a)	400	$22,752
Genentech, Inc.*	600	29,208
Gilead Sciences, Inc.*	500	32,320
MedImmune, Inc.*	600	13,824

		98,104

Capital Markets – 3.2%
Goldman Sachs Group, Inc.	200	17,638
Lehman Brothers Holdings, Inc.(a)	200	14,020
Merrill Lynch & Co., Inc.(a)	500	24,860

		56,518

Commercial Banks – 1.5%
Bank of America Corp.(a)	300	25,503

Commercial Services & Supplies – 1.4%
Apollo Group, Inc. (Class “A” Stock)*	300	25,065

Communications Equipment – 2.3%
Cisco Systems, Inc.*	1,900	39,634

Computers & Peripherals – 5.4%
Apple Computer, Inc.*(a)	800	25,872
Dell, Inc.*	1,200	42,564
EMC Corp.*	800	8,776
Lexmark International Group, Inc. (Class “A” Stock)*	200	17,700

		94,912

Consumer Finance – 2.3%
American Express Co.	800	40,200

Diversified Financial Services – 3.3%
Citigroup, Inc.(a)	300	13,227
JP Morgan Chase & Co.	1,200	44,796

		58,023

Electronic Equipment & Instruments – 1.5%
Agilent Technologies, Inc.*	1,100	26,191

Energy Equipment & Services – 5.2%
BJ Services Co.(a)	700	34,762
Schlumberger Ltd.(a)	700	45,024
Smith International, Inc.*(a)	200	11,656

		91,442

Food & Staples Retailing – 4.4%
Costco Companies, Inc.(a)	400	16,264
Kroger Co.*(a)	700	11,060
Whole Foods Market, Inc.	600	49,392

		76,716

Health Care Equipment & Supplies – 2.1%
Alcon, Inc.*	200	15,320
Guidant Corp.	400	22,128

		37,448

Health Care Providers & Services – 1.6%
Caremark Rx, Inc.*(a)	900	27,450

Hotels Restaurants & Leisure – 2.4%
Starbucks Corp.*(a)	900	42,264

Household Durables – 1.0%
Harman International Industries, Inc.	200	17,146

Household Products – 1.2%
Procter & Gamble Co.	400	20,860

Industrial Conglomerates – 3.2%
General Electric Co.(a)	1,700	56,525

Insurance – 2.0%
American International Group, Inc.	500	35,325

Internet & Catalog Retail – 3.6%
eBay, Inc.*(a)	800	62,664

Internet Software & Services – 2.8%
Yahoo!, Inc.*(a)	1,600	49,280

Media – 2.0%
Univision Communications, Inc.*(a)	1,200	34,764

Multiline Retail – 1.5%
Target Corp.	600	26,160

Oil & Gas – 0.7%
Suncor Energy, Inc. (Canada)	400	11,592

Personal Products – 2.7%
Avon Products, Inc.(a)	600	25,806
Estee Lauder Companies, Inc. (Class “A” Stock)	500	21,950

		47,756

Pharmaceuticals – 9.6%
Allergan, Inc.	300	22,692

AstraZeneca Group PLC [ADR] (United Kingdom)	300	13,476
IVAX Corp.*(a)	400	9,540
Lilly, (Eli) & Co.	500	31,860
Novartis AG [ADR] (Switzerland)	600	26,796
Pfizer, Inc.(a)	1,000	31,960
Roche Holding AG [ADR] (Switzerland)	300	29,663

		165,987

Semiconductor and Semiconductor Equipment – 8.4%
Intel Corp.(a)	1,800	43,884
Maxim Integrated Products, Inc.(a)	500	24,050
Mervell Technology Group Ltd.*	1,200	27,864
National Semiconductor Corp.*(a)	900	15,435
Texas Instruments, Inc.(a)	1,700	36,261

		147,494

Software – 9.1%
Electronic Arts, Inc.*(a)	700	35,091
Mercury Interactive Corp.*	400	14,624
Microsoft Corp.(a)	2,200	62,612
SAP AG [ADR] (Germany)	700	28,007
Symantec Corp.*	400	18,704

		159,038

Specialty Retail – 6.7%
Bed Bath & Beyond, Inc.*	900	31,851
Chico’s FAS, Inc.*	800	33,496
Lowe’s Cos., Inc.	500	24,360
Tiffany & Co.	700	25,025
Williams-Sonoma, Inc.*(a)	100	3,249

		117,981

TOTAL LONG-TERM INVESTMENTS (Cost $1,685,625)		1,692,042

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 47.4%
Certificate of Deposit – 15.7%
Canadian Imperial Bank of Commerce
1.425%, 08/31/04 (b) (c)	$32	32,350
Fortis Bank NY
1.775%, 06/06/05 (b)	39	39,380
Societe Generale NY
1.34%, 08/16/04 (b)	66	65,685
Wells Fargo Bank
1.32%, 08/16/04 (b)	39	38,694
1.34%, 08/18/04 (b)	57	57,036
Westdeutsche Landesbank
1.50%, 01/10/05 (b)	42	41,926

		275,071

Commercial Paper – 2.6%
Concord Minutemen Capital Co.
1.32%, 08/09/04 (b)	45	44,719

Corporate Obligations – 17.9%
Goldman Sachs Group, Inc.
1.392%, 08/02/04 (b)(c)	76	75,590
Merrill Lynch & Co., Inc.
1.442%, 08/02/04 (b)(c)	26	25,793
1.442%, 08/02/04 (b)(c)	11	11,428
Morgan Stanley
1.392%, 08/02/04 (b) (c)	37	37,372
Natexis Banque NY
1.36%, 08/02/04 (b) (c)	63	62,579
1.412%, 08/02/04 (b) (c)	52	51,712
Swedbank NY
1.34%, 08/16/04 (b) (c)	48	47,744

		312,218

Time Deposit – 1.9%
National City Bank of Cleveland
1.29%, 08/02/04 (b)	33	32,909

	Shares
Non-Registered Investment Company – 5.3%
Blackrock Institutional Money Market Trust(b)(j)	93,575	93,575

Registered Investment Companies – 4.0%
BlackRock Provident Institutional Funds
TempCash Portfolio(j)	35,353	35,353
BlackRock Provident Institutional Funds
TempFund Portfolio(j)	35,354	35,354

		70,707

TOTAL SHORT-TERM INVESTMENTS (Cost $829,199)		829,199

Total Investments — 144.1% (Cost $2,514,824(p))		2,521,241
Liabilities in Excess of Other Assets — (44.1%)		(772,054)

Net Assets — 100.0%		$1,749,187

The following abbreviation is used throughout the Schedule of Investments:

ADR American Depositary Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $730,861; cash collateral of $758,492 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2004.
(j)	Security available to institutional investors only.
(p)	The United States federal income tax basis of the Fund’s investments was $2,538,335; accordingly, net unrealized depreciation on investments for federal income tax purposes was $17,094 (gross unrealized appreciation - $69,214; gross unrealized depreciation - $86,308). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners Core Value Fund

Schedule of Investments

July 31, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 97.7%
Common Stock
Advertising – 0.5%
Interpublic Group of Cos., Inc. (The)*(a)	16,000	$204,640

Aerospace – 1.7%
Boeing Co.	6,100	309,575
General Dynamics Corp.	1,500	148,230
Goodrich Corp.	8,975	290,162

		747,967

Automobile Manufacturers – 0.3%
General Motors Corp.(a)	3,300	142,362

Automotive Parts – 2.6%
American Axle & Manufacturing Holdings, Inc.(a)	3,800	130,530
Autoliv, Inc.	6,900	290,421
BorgWarner, Inc.	4,000	188,760
Dana Corp.	7,275	140,335
Lear Corp.(a)	3,225	177,794
Magna International, Inc. (Class “A” Stock)	2,800	225,400

		1,153,240

Building Materials – 1.5%
Martin Marietta Materials, Inc.(a)	3,500	153,125
Masco Corp.(a)	9,725	294,084
Sherwin-Williams Co. (The)	1,800	72,684
Vulcan Materials Co.	3,400	161,908

		681,801

Cable Television – 0.8%
Comcast Corp. (Class “A” Stock)*	13,500	369,900

Chemicals – 1.4%
Ashland, Inc.	1,900	99,313
Dow Chemical Co.	1,200	47,868
DuPont, (E.I.) de Nemours & Co.(a)	2,000	85,740
Eastman Chemical Co.	4,900	218,932
PPG Industries, Inc.	3,200	188,640

		640,493

Clothing & Apparel – 1.5%
Jones Apparel Group, Inc.	7,000	261,450
Liz Claiborne, Inc.	1,900	68,761
Reebok International Ltd.	2,900	98,774
VF Corp.	4,500	225,045

		654,030

Computer Hardware – 2.0%
Hewlett-Packard Co.	36,500	735,475
International Business Machines Corp.	2,000	174,140
Quantum Corp.*	3,400	8,296

		917,911

Computer Services & Software – 1.0%
Ingram Micro, Inc. (Class “A” Stock)*	7,600	108,300
Microsoft Corp.	6,700	190,682
Tech Data Corp.*	4,075	152,650

		451,632

Conglomerates – 3.9%
Altria Group, Inc.	21,300	1,013,880
Cendant Corp.(a)	3,200	73,216
Textron, Inc.	5,900	361,670
Tyco International Ltd.(a)	9,600	297,600

		1,746,366

Construction – 0.1%
Pulte Corp.	1,000	54,630

Consumer Products & Services – 0.9%
UST, Inc.	7,100	269,445
Whirlpool Corp.(a)	1,800	112,392

		381,837

Containers & Packaging – 0.3%
Owens-Illinois, Inc.*	450	6,615
Smurfit-Stone Container Corp.*	6,750	125,618

		132,233

Electronic Components & Equipment – 8.8%
Arrow Electronics, Inc.*(a)	8,700	205,842
Avnet, Inc.*(a)	9,075	176,237
Flextronics International Ltd.*	13,800	173,466
General Electric Co.	75,900	2,523,675
Hubbell, Inc. (Class “B” Stock)	3,875	175,150
Parker-Hannifin Corp.	5,000	286,900
Sanmina-SCI Corp.*	9,700	71,198
Solectron Corp.*(a)	36,500	200,750
Vishay Intertechnology, Inc.*(a)	9,200	142,600

		3,955,818

Entertainment & Leisure – 1.1%
Disney, (Walt) Co.	1,900	43,871
Time Warner, Inc.*(a)	22,400	372,960
Viacom, Inc. (Class “B” Stock)(a)	2,200	73,898

		490,729

Financial - Bank & Trust – 10.3%
Bank of America Corp.	21,479	1,825,929
Comerica, Inc.(a)	5,675	331,817
Golden West Financial Corp.	900	96,219
National City Corp.	10,925	398,763
SouthTrust Corp.	2,850	110,552

SunTrust Banks, Inc.	5,225	344,589
U.S. Bancorp	18,450	522,135
Wachovia Corp.(a)	15,325	679,051
Wells Fargo & Co.(a)	5,200	298,532

		4,607,587

Financial Services – 14.4%
Capital One Financial Corp.(a)	700	48,524
Citigroup, Inc.	46,100	2,032,548
Fannie Mae(a)	2,725	193,366
Freddie Mac	8,400	540,204
Goldman Sachs Group, Inc.	4,400	388,036
JP Morgan Chase & Co.	34,158	1,275,117
KeyCorp(a)	10,450	315,381
Lehman Brothers Holdings, Inc.(a)	4,925	345,243
Merrill Lynch & Co., Inc.(a)	7,400	367,928
Morgan Stanley Dean Witter & Co.	7,800	384,774
PNC Financial Services Group	2,500	126,500
Washington Mutual, Inc.(a)	13,012	504,866

		6,522,487

Food – 1.7%
Albertson’s, Inc.	10,600	258,534
Archer-Daniels-Midland Co.	8,601	132,713
Safeway, Inc.*(a)	11,100	234,543
Tyson Foods, Inc. (Class “A” Stock)	4,000	76,240
Unilever NV NY	1,000	61,330

		763,360

Healthcare Services – 0.4%
Humana, Inc.*	9,700	175,667

Industrial Products – 0.9%
Cooper Industries Ltd. (Class “A” Stock)	3,200	181,984
Ingersoll-Rand Co. (Class “A” Stock)	3,300	226,677

		408,661

Insurance – 7.1%
ACE Ltd.	2,500	101,475
Allstate Corp. (The)	10,950	515,526
American International Group, Inc.	3,000	211,950
Chubb Corp.	4,300	295,754
Genworth Financial, Inc.*	2,800	63,672
Hartford Financial Services Group, Inc. (The)	5,700	371,070
Manulife Financial Corp. (Canada)(a)	9,600	384,192
MetLife, Inc.	7,400	263,958
MGIC Investment Corp.(a)	3,700	262,700
PartnerRe Ltd.	400	20,924
RenaissanceRe Holdings Ltd.	1,800	95,400
St. Paul Travelers Cos., Inc.(a)	8,917	330,553
Torchmark Corp.	850	44,438
XL Capital Ltd. (Class “A” Stock)	3,100	219,108

		3,180,720

Machinery & Equipment – 0.8%
Eaton Corp.	5,500	355,520

Metals & Mining – 1.1%
Alcoa, Inc.	2,700	86,481
United States Steel Corp.(a)	8,600	328,004
Worthington Industries, Inc.	4,300	88,064

		502,549

Oil & Gas – 11.4%
BP PLC [ADR] (United Kingdom)(a)	4,300	242,348
ChevronTexaco Corp.	11,572	1,106,862
ConocoPhillips	9,350	736,500
El Paso Corp.(a)	27,900	220,131
Exxon Mobil Corp.	45,450	2,104,334
Marathon Oil Corp.	8,400	316,428
Occidental Petroleum Corp.	9,100	448,357

		5,174,960

Paper & Forest Products – 1.9%
Georgia-Pacific Corp.	11,300	379,680
MeadWestvaco Corp.	10,000	298,600
Temple-Inland, Inc.	2,600	177,450

		855,730

Pharmaceuticals – 2.1%
Bristol-Meyers Squibb Co.	7,950	182,055
GlaxoSmithKline PLC [ADR] (United Kingdom)	4,400	180,180
Merck & Co., Inc.	12,600	571,410

		933,645

Printing & Publishing – 0.6%
Donnelley, (R.R.) & Sons Co.(a)	8,550	271,377

Railroads – 1.6%
Burlington Northern Santa Fe Corp.	8,225	291,823
CSX Corp.	4,700	147,110
Norfolk Southern Corp.	10,400	277,576

		716,509

Restaurants – 1.2%
McDonald’s Corp.	18,800	517,000

Retail & Merchandising – 3.2%
Federated Department Stores, Inc.	6,825	327,054
Foot Locker, Inc.	1,000	22,500
Kroger Co. (The)*(a)	8,200	129,560
May Department Stores Co.	9,175	243,413
Nordstrom, Inc.(a)	2,800	122,920
Office Depot, Inc.*(a)	14,600	239,440
Saks, Inc.	1,100	14,355
Sears, Roebuck and Co.(a)	8,275	303,527
SUPERVALU, Inc.(a)	1,100	31,416

		1,434,185

Telecommunications – 5.5%
BellSouth Corp.	6,800	184,212
Corning, Inc.*(a)	20,050	247,818
Nortel Networks Corp. (Canada)*	42,400	155,184
Qwest Communications International,	26,800	104,252
SBC Communications, Inc.(a)	17,200	435,848
Sprint Corp.	30,650	572,542
Tellabs, Inc.*(a)	25,500	227,205
Verizon Communications, Inc.(a)	13,750	529,925

		2,456,986

Utilities – 5.1%
Alliant Energy Corp.	8,200	212,462
American Electric Power Co., Inc.(a)	9,775	304,100
CMS Energy Corp.*	11,500	103,845
Constellation Energy Group, Inc.	4,800	185,040
Edison International Co.	2,400	64,320
Entergy Corp.	5,100	293,250
FirstEnergy Corp.	8,500	332,350
Northeast Utilities(a)	9,500	177,650
PPL Corp.	4,900	227,115
Sempra Energy(a)	7,400	264,550
Wisconsin Energy Corp.(a)	400	12,860
Xcel Energy, Inc.	6,000	102,600

		2,280,142

TOTAL LONG-TERM INVESTMENTS (Cost $38,684,321)		43,882,674

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 26.8%
Certificates of Deposit – 3.3%
Banco Santander PR
1.326%, 08/09/04 (b)(c)	$703	703,324
Canadian Imperial Bank of Commerce
1.425%, 08/31/04 (b) (c)	89	89,320
Fortis Bank NY
1.775%, 06/06/05 (b)	227	226,562
Wells Fargo Bank
1.34%, 08/18/04 (b)	446	445,559

		1,464,765

Corporate Obligations – 18.2%
Goldman Sachs Group, Inc.
1.392%, 08/02/04 (b)(c)	2,370	2,370,414
Merrill Lynch & Co., Inc.
1.442%, 08/02/04 (b)(c)	1,205	1,204,614
1.442%, 08/02/04 (b)(c)	649	648,513
1.442%, 08/02/04 (b)(c)	579	578,956
Morgan Stanley
1.392%, 08/02/04 (b) (c)	167	166,649

1.40%, 08/02/04 (b)(c)	1,033	1,033,246
Natexis Banque
1.36%, 08/02/04 (b)(c)	786	786,210
1.412%, 08/02/04 (b)(c)	885	884,769
Societe Generale	415	415,182
1.387%, 08/02/04 (b) (c)
Westdeutsche Landesbank
1.44%, 08/31/04 (b) (c)	113	112,641

		8,201,194

Time Deposit – 1.2%
National City Bank of Cleveland
1.29%, 08/02/04 (b)	557	556,724

	Shares
Non-Registered Investment Company – 2.8%
BlackRock Institutional Money Market Trust(b) (j)	1,249,518	1,249,518

Registered Investment Companies – 1.3%
BlackRock Provident Institutional Funds TempCash Portfolio (j)	289,135	289,135
BlackRock Provident Institutional Funds TempFund Portfolio (j)	289,134	289,134

		578,269

TOTAL SHORT-TERM INVESTMENTS (Cost $12,050,470)		12,050,470

Total Investments — 124.5% (Cost $50,734,791(p))		55,933,144
Liabilities in Excess of Other Assets — (24.5%)		(11,014,018)

Net Assets — 100.0%		$44,919,126

The following abbreviation is used throughout the Schedule of Investments:

ADR	American Depositary Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $11,018,668; cash collateral of $11,472,201 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2004.
(j)	Security available to institutional investors only.
(p)	The United States federal income tax basis of the Fund’s investments was $50,735,752; accordingly, net unrealized appreciation on investments for federal income tax purposes was $5,197,392 (gross unrealized appreciation - $6,204,547; gross unrealized depreciation - $1,007,155). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners Managed Index 500 Fund

Schedule of Investments

July 31, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 100.3%
Common Stock
Aerospace – 1.0%
Goodrich Corp.	7,500	$242,475
Northrop Grumman Corp.	600	31,560
United Technologies Corp.	14,100	1,318,350

		1,592,385

Automobile Manufacturers – 0.9%
General Motors Corp.(a)	26,300	1,134,582
PACCAR, Inc.	4,400	263,824

		1,398,406

Automotive Parts – 0.4%
BorgWarner, Inc.	2,000	94,380
Delphi Corp.	50,000	475,500

		569,880

Beverages – 3.1%
Coca-Cola Co.	52,900	2,320,194
PepsiCo, Inc.	51,000	2,550,000

		4,870,194

Broadcasting – 0.1%
Westwood One, Inc.*	8,700	207,060

Building Materials – 0.9%
American Standard Companies, Inc.*	15,000	568,350
Masco Corp.(a)	15,300	462,672
Sherwin-Williams Co. (The)	8,800	355,344

		1,386,366

Business Services – 0.2%
Fiserv, Inc.*	8,300	284,358

Cable Television – 0.4%
Comcast Corp. (Class “A” Stock)*	22,200	608,280

Chemicals – 1.9%
Dow Chemical Co.	6,200	247,318
DuPont, (E.I.) de Nemours & Co.(a)	17,400	745,938
Eastman Chemical Co.	7,000	312,760
FMC Corp.*(a)	8,900	391,155
Great Lakes Chemical Corp.	10,000	239,800
Lubrizol Corp.	14,000	484,820
PPG Industries, Inc.	6,300	371,385
Rohm & Haas Co.	4,000	156,800

		2,949,976

Clothing & Apparel – 0.4%
VF Corp.	13,112	655,731

Computer Hardware – 3.2%
Dell, Inc.*	55,400	1,965,038
Hewlett-Packard Co.	60,825	1,225,624
International Business Machines Corp.	20,500	1,784,935

		4,975,597

Computer Services & Software – 8.1%
Cisco Systems, Inc.*	177,900	3,710,994
Electronic Arts, Inc.*	16,400	822,132
EMC Corp.*	39,900	437,703
Ingram Micro, Inc. (Class “A” Stock)*	11,200	159,600
Mercury Interactive Corp.*(a)	4,600	168,176
Microsoft Corp.	191,800	5,458,628
Oracle Corp.*	80,700	848,157
Symantec Corp.*(a)	17,600	822,976
Tech Data Corp.*	11,200	419,552

		12,847,918

Conglomerates – 3.4%
3M Co.	4,400	362,384
Altria Group, Inc.	53,950	2,568,020
Cendant Corp.	34,500	789,360
Honeywell International, Inc.	6,000	225,660
Textron, Inc.	9,600	588,480
Tyco International Ltd.(a)	25,000	775,000

		5,308,904

Consumer Products & Services – 3.7%
Avon Products, Inc.	18,800	808,588
Fortune Brands, Inc.	3,300	238,194
Johnson & Johnson	29,175	1,612,502
Procter & Gamble Co.	44,200	2,305,030
Reynolds American, Inc.(a)	8,500	611,575
Whirlpool Corp.	2,600	162,344

		5,738,233

Containers & Packaging – 0.2%
Sonoco Products Co.	9,900	256,509

Electronic Components & Equipment – 5.3%
Emerson Electric Co.(a)	5,700	345,990
Flextronics International Ltd.*	9,700	121,929
General Electric Co.	196,100	6,520,325
Hubbell, Inc. (Class “B” Stock)	10,000	452,000
Sanmina-SCI Corp.*	27,000	198,180
Solectron Corp.*(a)	95,600	525,800
Vishay Intertechnology, Inc.*(a)	9,500	147,250

		8,311,474

Entertainment & Leisure – 2.9%
Carnival Corp.(a)	18,200	848,302
Disney, (Walt) Co.	18,800	434,092

Harley-Davidson, Inc.(a)	15,700	939,959
International Game Technology, Inc.	16,400	530,376
Time Warner, Inc.*	75,000	1,248,750
Viacom, Inc. (Class “B” Stock)	14,200	476,978

		4,478,457

Financial - Bank & Trust – 6.1%
Bank of America Corp.	38,402	3,264,554
Bank of New York Co., Inc. (The)	5,800	166,634
Comerica, Inc.(a)	12,200	713,334
Commerce Bancorp, Inc.(a)	7,800	392,652
Huntington Bancshares, Inc.(a)	5,000	122,300
National City Corp.	29,300	1,069,450
Regions Financial Corp.(a)	21,202	629,487
SunTrust Banks, Inc.	14,300	943,085
U.S. Bancorp	16,806	475,610
Wachovia Corp.	22,400	992,544
Wells Fargo & Co.	13,500	775,035

		9,544,685

Financial Services – 8.1%
Citigroup, Inc.	116,833	5,151,167
Fannie Mae(a)	3,825	271,422
Goldman Sachs Group, Inc.	8,300	731,977
JP Morgan Chase & Co.	48,282	1,802,367
KeyCorp(a)	25,000	754,500
Legg Mason, Inc.(a)	4,600	361,284
Lehman Brothers Holdings, Inc.	8,800	616,880
MBNA Corp.	57,950	1,430,786
Merrill Lynch & Co., Inc.	13,000	646,360
Morgan Stanley Dean Witter & Co.	9,000	443,970
PNC Financial Services Group	10,800	546,480

		12,757,193

Food – 1.1%
Albertson’s, Inc.(a)	2,500	60,975
Archer-Daniels-Midland Co.	27,138	418,739
Dean Foods Co.*	10,600	391,988
General Mills, Inc.(a)	17,700	794,730

		1,666,432

Healthcare Services – 2.9%
Caremark Rx, Inc.*	24,800	756,400
HCA, Inc.(a)	8,100	313,065
Health Management Associates, Inc. (Class “A” Stock)(a)	36,000	722,160
UnitedHealth Group, Inc.	32,600	2,050,540
WellPoint Health Networks, Inc.*	7,400	748,140

		4,590,305

Industrial Products – 0.4%
Cooper Industries Ltd. (Class “A” Stock)	5,800	329,846
Crane Co.(a)	9,500	264,290

		594,136

Insurance – 5.6%
ACE Ltd.	16,000	649,440
AFLAC, Inc.	6,200	245,768
Allstate Corp. (The)	9,700	456,676
American International Group, Inc.	61,794	4,365,745
Anthem, Inc.*(a)	4,000	329,880
Chubb Corp.	10,575	727,349
CIGNA Corp.	1,000	62,010
Hartford Financial Services Group, Inc. (The)	3,000	195,300
Lincoln National Corp.	13,000	568,100
St. Paul Travelers Cos., Inc.(a)	20,697	767,238
XL Capital Ltd. (Class “A” Stock)	5,000	353,400

		8,720,906

Internet Services – 2.7%
eBay, Inc.*	26,400	2,067,912
Juniper Networks, Inc.*(a)	19,700	452,312
Yahoo!, Inc.*(a)	58,000	1,786,400

		4,306,624

Machinery & Equipment – 0.5%
Caterpillar, Inc.	2,100	154,329
Eaton Corp.	10,800	698,112

		852,441

Medical Supplies & Equipment – 3.9%
Alcon, Inc. (Switzerland)	2,900	222,140
Amgen, Inc.*(a)	44,300	2,519,784
Applera Corp. - Applied Biosystems Group	11,000	227,590
Boston Scientific Corp.*	32,900	1,258,754
Medtronic, Inc.	4,400	218,548
St. Jude Medical, Inc.*	10,000	681,300
Zimmer Holdings, Inc.*	12,400	946,244

		6,074,360

Metals & Mining – 0.8%
Alcan, Inc. (Canada)	7,100	281,302
Alcoa, Inc.	13,100	419,593
United States Steel Corp.	15,200	579,728

		1,280,623

Office Equipment – 0.1%
Pitney Bowes, Inc.	3,100	130,820

Oil & Gas – 5.8%
ChevronTexaco Corp.	18,747	1,793,151
ConocoPhillips	16,820	1,324,911
El Paso Corp.(a)	55,000	433,950
Exxon Mobil Corp.	79,400	3,676,220
Marathon Oil Corp.	6,500	244,855
Nabors Industries Ltd.*	6,000	279,000
Occidental Petroleum Corp.	3,900	192,153
Valero Energy Corp.	1,400	104,888
Western Gas Resources, Inc.	17,800	599,682
XTO Energy, Inc.	13,200	394,680

		9,043,490

Paper & Forest Products – 0.8%
Georgia-Pacific Corp.	6,800	228,480
International Paper Co.	10,900	471,207
MeadWestvaco Corp.	10,483	313,022
Temple-Inland, Inc.	4,500	307,125

		1,319,834

Pharmaceuticals – 4.5%
Bristol-Meyers Squibb Co.	18,400	421,360
Cephalon, Inc.*(a)	8,000	404,160
Forest Laboratories, Inc.*	17,300	870,017
Merck & Co., Inc.	10,700	485,245
Pfizer, Inc.	151,780	4,850,889

		7,031,671

Printing & Publishing – 0.4%
Donnelley, (R.R.) & Sons Co.	19,300	612,582

Railroads – 0.7%
Burlington Northern Santa Fe Corp.	4,100	145,468
CSX Corp.	12,300	384,990
Norfolk Southern Corp.	22,100	589,849

		1,120,307

Real Estate – 0.6%
Equity Office Properties Trust [REIT]	22,000	570,900
Equity Residential Properties Trust [REIT]	12,800	378,240

		949,140

Restaurants – 0.6%
McDonald’s Corp.	10,000	275,000
Starbucks Corp.*	14,500	680,920

		955,920

Retail & Merchandising – 7.9%
Bed Bath & Beyond, Inc.*	17,500	619,325
Federated Department Stores, Inc.	6,425	307,886
Home Depot, Inc.	55,600	1,874,832
Lowe’s Cos., Inc.	34,000	1,656,480
May Department Stores Co.	18,274	484,809
Saks, Inc.	22,000	287,100
Sears, Roebuck and Co.	14,100	517,188
SUPERVALU, Inc.	7,400	211,344
Target Corp.	17,000	741,200
TJX Cos., Inc.	30,400	713,488
Wal-Mart Stores, Inc.	94,200	4,993,542

		12,407,194

Semiconductors – 2.9%
Atmel Corp.*	59,000	252,520
Broadcom Corp. (Class “A” Stock)*(a)	19,000	671,840
Intel Corp.	117,700	2,869,526
Linear Technology Corp.	10,500	410,550
Marvell Technology Group Ltd.*	17,800	413,316

		4,617,752

Telecommunications – 4.9%
ALLTEL Corp.	4,400	228,800
AT&T Corp.(a)	10,380	156,738
BellSouth Corp.	26,400	715,176
Corning, Inc.*(a)	29,763	367,871
Lucent Technologies, Inc.*	100,000	305,000
Motorola, Inc.	21,400	340,902
Nextel Communications, Inc. (Class “A” Stock)*	22,600	514,376
QUALCOMM, Inc.	21,400	1,478,312
SBC Communications, Inc.(a)	47,200	1,196,048
Sprint Corp.(a)	32,100	599,628
Tellabs, Inc.*(a)	20,300	180,873
Verizon Communications, Inc.	41,572	1,602,185

		7,685,909

Utilities – 2.9%
American Electric Power Co., Inc.(a)	25,800	802,638
CMS Energy Corp.*(a)	45,400	409,962
Constellation Energy Group, Inc.	6,300	242,865
DTE Energy Co.(a)	9,500	381,615
Entergy Corp.	12,200	701,500
FirstEnergy Corp.	18,000	703,800
Pinnacle West Capital Corp.	6,000	243,000
PPL Corp.	15,600	723,060
Progress Energy, Inc.	6,200	261,269

		4,469,709

TOTAL LONG-TERM INVESTMENTS (Cost $146,093,661)		157,171,761

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 14.9%
Certificates of Deposit – 1.3%
Banco Santander PR
1.326%, 08/09/04 (b)(c)	$59	59,120
Canadian Imperial Bank of Commerce
1.72%, 05/25/05 (b)	314	314,399
Societe Generale
1.34%, 08/16/04 (b)	286	285,674
Wells Fargo Bank
1.32%, 08/16/04 (b)	160	160,255
1.34%, 08/18/04 (b)	1,257	1,257,129

		2,076,577

Corporate Obligations – 9.4%
Goldman Sachs Group, Inc.
1.392%, 08/02/04 (b)(c)	998	997,927
Merrill Lynch & Co., Inc.
1.442%, 08/02/04 (b)(c)	198	198,216

1.442%, 08/02/04 (b)(c)	715	715,000
1.442%, 08/02/04 (b)(c)	2,904	2,903,788
Morgan Stanley
1.392%, 08/02/04 (b) (c)	1,489	1,488,659
1.40%, 08/02/04 (b)(c)	795	795,301
Natexis Banque
1.36%, 08/02/04 (b)(c)	1,833	1,833,015
1.412%, 08/02/04 (b)(c)	2,087	2,086,250
Societe Generale
1.387%, 08/02/04 (b) (c)	1,133	1,133,176
Swedbank NY
1.34%, 08/16/04 (b)(c)	1,533	1,532,798
Westdeutsche Landesbank
1.398%, 08/23/04 (b) (c)	299	298,619
1.44%, 08/31/04 (b) (c)	739	738,907

		14,721,656

	Shares
Non-Registered Investment Company – 2.7%
BlackRock Institutional Money Market Trust(b) (j)	4,194,863	4,194,863

Registered Investment Companies – 0.9%
BlackRock Provident Institutional Funds TempCash Portfolio (j)	712,833	712,833
BlackRock Provident Institutional Funds TempFund Portfolio (j)	712,832	712,832

		1,425,665

	Principal Amount (000)
Time Deposit – 0.6%
National City Bank of Cleveland
1.29%, 08/02/04 (b)	$926	926,045

TOTAL SHORT-TERM INVESTMENTS (Cost $23,344,806)		23,344,806

Total Investments — 115.2% (Cost $169,438,467(p))		180,516,567
Liabilities in Excess of Other Assets —(15.2%)		(23,842,855)

Net Assets — 100.0%		$156,673,712

The following abbreviation is used throughout the Schedule of Investments:

REIT	Real Estate Investment Trust

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $21,118,494; cash collateral of $21,919,141 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2004.
(j)	Security available to institutional investors only.
(p)	The United States federal income tax basis of the Fund’s investments was $170,660,175; accordingly, net unrealized appreciation on investments for federal income tax purposes was $9,856,392 (gross unrealized appreciation - $18,391,960; gross unrealized depreciation $8,535,568). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners Equity Income Fund

Schedule of Investments

July 31, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 98.8%
Common Stock
Aerospace – 2.0%
General Dynamics Corp.	10,000	$988,200
Northrop Grumman Corp.	35,000	1,841,000
United Technologies Corp.	23,500	2,197,250

		5,026,450

Beverages – 1.4%
Coca-Cola Co.	78,000	3,421,080

Broadcasting – 2.8%
Clear Channel Communications, Inc.	130,000	4,641,000
Westwood One, Inc.*	92,500	2,201,500

		6,842,500

Building Materials – 0.9%
American Standard Companies, Inc.*	55,700	2,110,473

Business Services – 1.0%
Fiserv, Inc.*	75,000	2,569,500

Cable Television – 2.5%
Comcast Corp. (Class “A” Stock)*	150,000	4,110,000
Comcast Corp. (Special Class “A” Stock)*	80,000	2,144,000

		6,254,000

Chemicals – 1.3%
Air Products & Chemicals, Inc.	40,000	2,070,000
Cabot Corp.	800	30,464
DuPont, (E.I.) de Nemours & Co.(a)	28,300	1,213,221

		3,313,685

Computer Hardware – 1.5%
Hewlett-Packard Co.	180,000	3,627,000

Computer Services & Software – 4.2%
EMC Corp.*	83,000	910,510
Microsoft Corp.	328,850	9,359,071

		10,269,581

Conglomerates – 3.9%
3M Co.	13,500	1,111,860
Altria Group, Inc.	137,100	6,525,960
Johnson Controls, Inc.	34,200	1,930,590

		9,568,410

Consumer Products & Services – 3.9%
Avon Products, Inc.	90,000	3,870,900
Loews Corp. - Carolina Group	81,400	1,934,064
Procter & Gamble Co.	75,000	3,911,250

		9,716,214

Electronic Components & Equipment – 2.5%
General Electric Co.	184,500	6,134,625

Entertainment & Leisure – 6.9%
Carnival Corp.(a)	37,500	1,747,875
Harley-Davidson, Inc.(a)	35,000	2,095,450
Royal Caribbean Cruises Ltd.	13,000	555,750
Time Warner, Inc.*	227,000	3,779,550
Viacom, Inc. (Class “B” Stock)	263,400	8,847,606

		17,026,231

Financial - Bank & Trust – 5.4%
Bank of America Corp.	113,800	9,674,138
Fifth Third Bancorp	29,500	1,456,120
Wachovia Corp.	50,000	2,215,500

		13,345,758

Financial Services – 13.9%
Citigroup, Inc.	250,000	11,022,500
Fannie Mae	60,000	4,257,600
JP Morgan Chase & Co.	264,000	9,855,120
MBNA Corp.	150,000	3,703,500
Merrill Lynch & Co., Inc.	40,000	1,988,800
Morgan Stanley Dean Witter & Co.	62,600	3,088,058

		33,915,578

Healthcare Services – 3.5%
Caremark Rx, Inc.*(a)	30,000	915,000
HCA, Inc.(a)	55,000	2,125,750
Health Management Associates, Inc. (Class “A” Stock)(a)	70,700	1,418,242
WellPoint Health Networks, Inc.*	40,000	4,044,000

		8,502,992

Industrial Products – 1.0%
Ingersoll-Rand Co. (Class “A” Stock)	37,500	2,575,875

Insurance – 10.2%
ACE Ltd.	115,000	4,667,850
Allstate Corp. (The)	44,400	2,090,352
American International Group, Inc.	145,500	10,279,575
Anthem, Inc.*(a)	40,000	3,298,800
Axis Capital Holdings Ltd.	75,200	1,932,640
MetLife, Inc.	55,000	1,961,850
XL Capital Ltd. (Class “A” Stock)	12,500	883,500

		25,114,567

Machinery & Equipment – 0.1%
Deere & Co.	3,700	232,397

Medical Supplies & Equipment – 2.4%
Applera Corp. - Applied Biosystems Group	60,000	1,241,400
Boston Scientific Corp.*	123,000	4,705,980

		5,947,380

Oil & Gas – 10.6%
Baker Hughes, Inc.	50,000	2,015,000
BP PLC [ADR] (United Kingdom)(a)	80,000	4,508,800
ConocoPhillips	100,000	7,877,000
EnCana Corp. (Canada)	30,000	1,329,600
Exxon Mobil Corp.	50,000	2,315,000
Kerr-McGee Corp.	40,000	2,100,000
Nabors Industries Ltd.*	50,000	2,325,000
Noble Energy, Inc.	25,000	1,382,750
Occidental Petroleum Corp.	45,000	2,217,150

		26,070,300

Pharmaceuticals – 4.7%
Forest Laboratories, Inc.*	55,200	2,776,008
Pfizer, Inc.	205,300	6,561,388
Wyeth	60,200	2,131,080

		11,468,476

Railroads – 3.8%
Burlington Northern Santa Fe Corp.	82,000	2,909,360
Union Pacific Corp.	115,000	6,479,100

		9,388,460

Restaurants – 0.1%
Wendy’s International, Inc.	5,800	207,466

Retail & Merchandising – 3.2%
Bed Bath & Beyond, Inc.*	25,000	884,750
Home Depot, Inc.	145,000	4,889,400
Lowe’s Cos., Inc.	45,000	2,192,400

		7,966,550

Semiconductors – 0.6%
Applied Materials, Inc.*	85,000	1,442,450

Telecommunications – 1.7%
BellSouth Corp.	75,000	2,031,750
Verizon Communications, Inc.	55,300	2,131,262

		4,163,012

Utilities – 2.8%
Dominion Resources, Inc.(a)	5,200	329,992
Entergy Corp.	37,500	2,156,250
Exelon Corp.	65,000	2,268,500
PPL Corp.	45,000	2,085,750

		6,840,492

TOTAL LONG-TERM INVESTMENTS (Cost $209,775,324)		243,061,502

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 4.0%
Certificates of Deposit – 1.2%
Canadian Imperial Bank of Commerce
1.72%, 05/25/05 (b)	$988	987,763
Fortis Bank NY
1.775%, 06/06/05 (b)	211	210,756
Societe Generale
1.34%, 08/16/04 (b)	1,852	1,851,149

		3,049,668

Corporate Obligations – 2.2%
Goldman Sachs Group, Inc.
1.392%, 08/02/04 (b)(c)	131	130,874
Merrill Lynch & Co., Inc.
1.442%, 08/02/04 (b)(c)	694	693,623
Natexis Banque
1.36%, 08/02/04 (b)(c)	999	998,485
1.412%, 08/02/04 (b)(c)	1,574	1,573,991
Societe Generale
1.387%, 08/02/04 (b) (c)	16	15,760
Swedbank NY
1.34%, 08/16/04 (b)(c)	1,467	1,467,045
Westdeutsche Landesbank
1.31%, 08/09/04 (b)(c)	463	463,302

		5,343,080

Time Deposit – 0.2%
National City Bank of Cleveland
1.29%, 08/02/04 (b)	391	390,560

	Shares
Non-Registered Investment Company – 0.1%
BlackRock Institutional Money Market Trust(b) (j)	328,420	328,420

Registered Investment Companies – 0.3%
BlackRock Provident Institutional Funds TempCash Portfolio (j)	428,875	428,875
BlackRock Provident Institutional Funds TempFund Portfolio (j)	428,874	428,874

		857,749

TOTAL SHORT-TERM INVESTMENTS (Cost $9,969,477)		9,969,477

Total Investments — 102.8% (Cost $219,744,801(p))		253,030,979
Liabilities in Excess of Other Assets — (2.8%)		(6,801,090)

Net Assets — 100.0%		$246,229,889

The following abbreviation is used throughout the Schedule of Investments:

ADR	American Depositary Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $8,851,865; cash collateral of $9,111,728 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2004.
(j)	Security available to institutional investors only.
(p)	The United States federal income tax basis of the Fund’s investments was $221,503,704; accordingly, net unrealized appreciation on investments for federal income tax purposes was $31,527,275 (gross unrealized appreciation - $38,126,958; gross unrealized depreciation - $6,599,683). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners Growth with Income Fund

Schedule of Investments

July 31, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 97.8%
Common Stock
Aerospace – 4.3%
Lockheed Martin Corp.(a)	12,780	$677,212
United Technologies Corp.(a)	9,470	885,445

		1,562,657

Automotive Parts – 0.5%
Magna International, Inc. (Class “A” Stock)	2,350	189,175

Beverages – 2.3%
Anheuser-Busch Cos., Inc.	5,480	284,412
PepsiCo, Inc.	10,954	547,700

		832,112

Broadcasting – 1.5%
Citadel Broadcasting Co.*	6,440	90,740
Cox Radio, Inc. (Class “A” Stock)*	5,000	86,650
Fox Entertainment Group, Inc. (Class “A” Stock)*	14,170	383,015

		560,405

Building Materials – 0.6%
Masco Corp.(a)	6,700	202,608

Business Services – 1.7%
Accenture Ltd. (Class “A” Stock)*	14,200	349,747
ARAMARK Corp. (Class “B” Stock)	6,520	174,866
Fiserv, Inc.*	2,740	93,872

		618,485

Cable Television – 0.9%
Comcast Corp. (Class “A” Stock)*	12,197	334,198

Chemicals – 4.3%
Dow Chemical Co.	11,670	465,516
DuPont, (E.I.) de Nemours & Co.(a)	8,120	348,104
PPG Industries, Inc.	3,440	202,788
Praxair, Inc.	14,350	566,108

		1,582,516

Computer Hardware – 4.7%
Apple Computer, Inc.*(a)	5,670	183,368
Cisco Systems, Inc.*(a)	40,480	844,413
Dell, Inc.*	14,130	501,191
Lexmark International, Inc.*	2,050	181,425

		1,710,397

Computer Services & Software – 4.5%
Microsoft Corp.	43,370	1,234,309
Symantec Corp.*	4,500	210,420
Veritas Software Corp.*	10,530	200,702

		1,645,431

Conglomerates – 4.6%
General Electric Co.	29,350	975,888
Tyco International Ltd.(a)	22,500	697,500

		1,673,388

Consumer Products & Services – 8.6%
Colgate-Palmolive Co.	9,130	485,716
Johnson & Johnson	25,020	1,382,855
Kimberly-Clark Corp.	6,220	398,515
Newell Rubbermaid, Inc.	2,930	63,288
Procter & Gamble Co.	7,920	413,028
Reckitt Benckiser PLC (United Kingdom)	15,450	422,549

		3,165,951

Entertainment & Leisure – 3.1%
Carnival Corp.(a)	6,260	291,779
Disney, (Walt) Co.	12,130	280,082
Harley-Davidson, Inc.	5,380	322,100
Viacom, Inc. (Class “B” Stock)(a)	7,493	251,690

		1,145,651

Farming & Agriculture – 0.7%
Monsanto Co.	7,040	255,270

Financial - Bank & Trust – 3.4%
Bank of America Corp.	9,090	772,741
Wells Fargo & Co.(a)	8,060	462,725

		1,235,466

Financial Services – 10.5%
American Express Co.	11,120	558,780
Citigroup, Inc.	19,820	873,863
Countrywide Financial Corp.	4,300	310,030
Fannie Mae	11,950	847,971
Goldman Sachs Group, Inc.	1,710	150,805
Legg Mason, Inc.(a)	3,520	276,461
MBNA Corp.	11,740	289,861
Merrill Lynch & Co., Inc.	11,080	550,898

		3,858,669

Food – 1.0%
General Mills, Inc.(a)	8,410	377,609

Healthcare Services – 0.8%
HCA, Inc.(a)	7,630	294,900

Industrial Products – 0.5%
Illinois Tool Works, Inc.	1,890	171,083

Insurance – 2.8%
American International Group, Inc.	12,175	860,164
Hartford Financial Services Group, Inc. (The)	2,500	162,750

		1,022,914

Internet Services – 1.5%
eBay, Inc.*(a)	3,520	275,722
Yahoo!, Inc.*(a)	8,800	271,040

		546,762

Machinery & Equipment – 1.9%
Caterpillar, Inc.	5,280	388,027
Eaton Corp.	4,790	309,626

		697,653

Medical Supplies & Equipment – 6.2%
Abbott Laboratories	9,880	388,778
Amgen, Inc.*(a)	5,180	294,638
Baxter International, Inc.	12,100	363,847
Boston Scientific Corp.*	4,200	160,692
Genzyme Corp.*(a)	7,970	408,702
Guidant Corp.	6,490	359,027
Medtronic, Inc.	5,770	286,596

		2,262,280

Oil & Gas – 8.7%
BP PLC [ADR] (United Kingdom)(a)	17,815	1,004,052
EnCana Corp.	4,080	180,822
EnCana Corp. (Canada)	4,430	196,338
EOG Resources, Inc.	3,030	192,557
Halliburton Co.(a)	12,690	402,908
Noble Corp.*	5,920	229,222
Schlumberger Ltd.(a)	2,570	165,302
Total SA [ADR] (France)	4,330	421,525
Unocal Corp.	9,400	364,344

		3,157,070

Pharmaceuticals – 3.3%
Allergan, Inc.	3,030	229,189
Gilead Sciences, Inc.*	3,890	251,450
Lilly, (Eli) & Co.	1,760	112,147
Roche Holding AG (Switzerland)	3,680	363,872
Wyeth(a)	6,940	245,676

		1,202,334

Printing & Publishing – 0.6%
New York Times Co. (Class “A” Stock)	5,350	222,560

Retail & Merchandising – 4.6%
CVS Corp.	9,310	389,810
Gap, Inc.(a)	15,740	357,298
Target Corp.	11,980	522,328
TJX Cos., Inc.	16,660	391,010

		1,660,446

Semiconductors – 2.0%
Analog Devices, Inc.(a)	9,210	365,637
Intel Corp.	14,440	352,047

		717,684

Telecommunications – 3.6%
Amdocs Ltd.*(a)	9,100	197,470
Sprint Corp.(a)	19,345	361,365
Telefonaktiebolaget LM Ericsson [ADR] (Sweden)*(a)	11,840	316,246
Vodafone Group PLC [ADR] (United Kingdom)(a)	19,729	428,711

		1,303,792

Transportation – 2.3%
FedEx Corp.	4,240	347,171
United Parcel Service, Inc. (Class “B” Stock)	6,590	474,217

		821,388

Utilities – 1.8%
Dominion Resources, Inc.(a)	5,490	348,395
Entergy Corp.	1,360	78,200
Exelon Corp.	7,010	244,649

		671,244

TOTAL LONG-TERM INVESTMENTS (Cost $32,486,478)		35,702,098

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 25.8%
Certificates of Deposit – 6.6%
Canadian Imperial Bank of Commerce
1.72%, 05/25/05 (b)	$296	296,052
Fortis Bank NY
1.775%, 06/06/05 (b)	939	938,652
Societe Generale
1.34%, 08/16/04 (b)	304	303,748
Wells Fargo Bank
1.34%, 08/18/04 (b)	859	858,522

		2,396,974

Commercial Paper – 0.2%
Concord Minutemen Capital Co.
1.31%, 08/11/04 (b)	70	70,292

Corporate Obligations – 13.4%
Goldman Sachs Group, Inc.
1.392%, 08/02/04 (b)(c)	1,382	1,381,590
Merrill Lynch & Co., Inc.
1.442%, 08/02/04 (b)(c)	44	44,198
1.442%, 08/02/04 (b)(c)	457	457,187
Morgan Stanley
1.392%, 08/02/04 (b) (c)	1,270	1,269,639
Natexis Banque
1.36%, 08/02/04 (b)(c)	1,170	1,169,444
1.412%, 08/02/04 (b)(c)	371	371,104
Societe Generale
1.387%, 08/02/04 (b) (c)	200	200,276

		4,893,438

Time Deposit – 1.4%
National City Bank of Cleveland
1.29%, 08/02/04 (b)	522	522,099

U.S. Government Agency Obligation – 1.4%
Federal National Mortgage Assoc.
1.28%, 08/02/04(n)	518	518,000

	Shares
Non-Registered Investment Company – 2.8%
BlackRock Institutional Money Market Trust(b) (j)	1,005,920	1,005,920

TOTAL SHORT-TERM INVESTMENTS (Cost $9,406,723)		9,406,723

Total Investments — 123.6% (Cost $41,893,201(p))		45,108,821
Liabilities in Excess of Other Assets — (23.6%)		(8,619,498)

Net Assets — 100.0%		$36,489,323

The following abbreviation is used throughout the Schedule of Investments:

ADR	American Depositary Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $8,572,302; cash collateral of $8,888,723 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2004.
(j)	Security available to institutional investors only.
(n)	Rates shown are the effective yields at purchase date.
(p)	The United States federal income tax basis of the Fund’s investments was $42,700,059; accordingly, net unrealized appreciation on investments for federal income tax purposes was $2,408,762 (gross unrealized appreciation - $2,977,509; gross unrealized depreciation - $568,747). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners Capital Income Fund

Schedule of Investments

July 31, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 99.0%
Common Stock
Aerospace & Defense – 5.7%
Honeywell International, Inc.	90,800	$3,414,988
Lockheed Martin Corp.	39,500	2,093,105
Raytheon Co.	47,500	1,593,625
Rockwell Collins, Inc.	59,200	2,025,824

		9,127,542

Automobiles – 1.0%
Ford Motor Co.(a)	112,200	1,651,584

Cable Television – 1.5%
Comcast Corp. (Special Class “A” Stock)*	88,900	2,382,520

Capital Markets – 4.9%
Franklin Resources, Inc.	39,600	1,910,700
Mellon Financial Corp.	74,100	2,036,268
Merrill Lynch & Co., Inc.	30,800	1,531,376
Morgan Stanley Dean Witter & Co.	34,500	1,701,885
Schwab, (Charles) Corp.	73,300	643,574

		7,823,803

Chemicals – 3.0%
Dow Chemical Co.	30,400	1,212,656
DuPont, (E.I.) de Nemours & Co.	50,100	2,147,787
Hercules, Inc.*	113,700	1,342,797

		4,703,240

Commercial Banks – 7.1%
Bank of America Corp.	61,700	5,245,117
Comerica, Inc.	30,300	1,771,641
SunTrust Banks, Inc.	14,800	976,060
U.S. Bancorp	114,000	3,226,200

		11,219,018

Commercial Services & Supplies – 1.4%
Waste Management, Inc.	79,600	2,239,944

Communication Equipment – 1.0%
Motorola, Inc.	95,900	1,527,687

Computers & Peripherals – 1.3%
Hewlett-Packard Co.	102,100	2,057,315

Consumer Finance – 1.9%
American Express Co.	60,500	3,040,125

Diversified – 0.9%
Unilever NV (Netherlands)	22,600	1,386,058

Diversified Financial Services – 4.5%
Citigroup, Inc.	39,800	1,754,782
J.P. Morgan Chase & Co.	144,900	5,409,117

		7,163,899

Diversified Telecommunication Services – 5.5%
ALLTEL Corp.	32,800	1,705,600
AT&T Corp.(a)	48,500	732,350
Qwest Communications International, Inc.*	368,300	1,432,687
Sprint Corp.(a)	115,900	2,165,012
Verizon Communications, Inc.	69,500	2,678,530

		8,714,179

Electric Utilities – 2.2%
FirstEnergy Corp.	55,200	2,158,320
TXU Corp.(a)	35,400	1,403,964

		3,562,284

Electrical Equipment – 0.9%
Cooper Industries Ltd. (Class “A” Stock)	25,800	1,467,246

Energy Equipment & Services – 1.7%
Baker Hughes, Inc.	68,700	2,768,610

Food & Staples Retailing – 0.8%
CVS Corp.	28,800	1,205,856

Food Products – 1.8%
Campbell Soup Co.	70,100	1,793,859
General Mills, Inc.	24,600	1,104,540

		2,898,399

Gas Utilities – 1.3%
NiSource, Inc.	101,200	2,094,840

Hotels, Restaurants & Leisure – 1.5%
McDonald’s Corp.	89,500	2,461,250

Household Durables – 1.8%
Fortune Brands, Inc.	15,000	1,082,700
Newell Rubbermaid, Inc.	81,400	1,758,240

		2,840,940

Industrial Conglomerates – 4.1%
General Electric Co.	132,900	4,418,925
Tyco International Ltd.	67,900	2,104,900

		6,523,825

Insurance – 5.5%
Chubb Corp.	15,900	1,093,602
Marsh & McLennan Cos., Inc.	46,300	2,054,794
Safeco Corp.	54,000	2,541,240
St. Paul Cos., Inc.(a)	45,600	1,690,392
UnumProvident Corp.	82,100	1,309,495

		8,689,523

Media – 6.7%
Disney, (Walt) Co.	108,900	2,514,501
Dow Jones & Co., Inc.	35,100	1,487,538
Liberty Media Corp. (Class “A” Stock)*	193,800	1,643,424
Liberty Media International, Inc. (Class “A” Stock)*	8,800	274,384
New York Times Co. (Class “A” Stock)	36,000	1,497,600
Time Warner, Inc.*(a)	145,800	2,427,570
Viacom, Inc. (Class “B” Stock)(a)	23,500	789,365

		10,634,382

Metals & Mining – 1.4%
Nucor Corp.(a)	25,900	2,166,535

Multi-Utilities & Unregulated Power – 1.5%
Duke Energy Corp.(a)	111,500	2,397,250

Multiline Retail – 0.9%
May Department Stores Co.	51,300	1,360,989

Oil & Gas – 9.1%
Amerada Hess Corp.	29,000	2,417,150
ChevronTexaco Corp.	32,800	3,137,320
Exxon Mobil Corp.	74,000	3,426,200
Marathon Oil Corp.	34,600	1,303,382
Royal Dutch Petroleum Co.(a)	25,900	1,302,770
Total SA [ADR] (France)	31,200	3,037,320

		14,624,142

Paper & Forest Products – 2.3%
Bowater, Inc.	32,900	1,227,170
International Paper Co.	56,900	2,459,787

		3,686,957

Pharmaceuticals – 6.8%
Bristol-Meyers Squibb Co.	81,400	1,864,060
Johnson & Johnson	34,600	1,912,342
Merck & Co., Inc.	79,400	3,600,790
Schering-Plough Corp.(a)	89,700	1,745,562
Wyeth	48,300	1,709,820

		10,832,574

Road & Rail – 2.6%
Burlington Northern Santa Fe Corp.	33,200	1,177,936
CSX Corp.	44,600	1,395,980
Union Pacific Corp.	26,600	1,498,644

		4,072,560

Semi-Conductor & Semi-Conductor Instruments – 0.7%
Texas Instruments, Inc.	49,200	1,049,436

Software – 1.8%
Microsoft Corp.	100,100	2,848,846

Specialty Retail – 1.2%
Home Depot, Inc.	58,700	1,979,364

Thrifts & Mortgage Finance – 1.3%
Freddie Mac	32,200	2,070,782

Tobacco – 1.4%
Altria Group, Inc.	24,600	1,170,960
UST, Inc.	28,200	1,070,190

		2,241,150

TOTAL COMMON STOCK (Cost $155,918,067)		157,514,654

RIGHTS*
Media
Liberty Media International, Inc.* (Cost $0)	1,760	10,578

TOTAL LONG-TERM INVESTMENTS (Cost $155,918,067)		157,525,232

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 8.5%
Certificates of Deposit – 0.2%
Svenska Handelsbanken
1.39%, 10/27/04 (b)	$40	39,823
Wells Fargo Bank
1.32%, 08/16/04 (b)	232	231,583

		271,406

Corporate Obligations – 5.1%
Goldman Sachs Group, Inc.
1.392%, 08/02/04 (b)(c)	6,655	6,655,414
Natexis Banque
1.36%, 08/02/04 (b) (c)	1,344	1,344,349
Westdeutsche Landesbank
1.31%, 08/09/04 (b) (c)	66	65,973

		8,065,736

Time Deposit – 0.5%
National City Bank of Cleveland
1.29%, 08/02/04 (b)	734	734,167

	Shares
Non-Registered Investment Company – 2.0%
BlackRock Institutional Money Market Trust(b) (j)	3,258,407	3,258,407

Registered Investment Companies – 0.7%
BlackRock Provident Institutional Funds TempCash Portfolio (j)	1,140,769	1,140,769

TOTAL SHORT-TERM INVESTMENTS (Cost $13,470,485)		13,470,485

Total Investments — 107.5% (Cost $169,388,552(p))		170,995,717
Liabilities in Excess of Other Assets — (7.5%)		(11,915,791)

Net Assets — 100.0%		$159,079,926

The following abbreviation is used throughout the Schedule of Investments:

ADR	American Depositary Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $11,962,432; cash collateral of $12,329,716 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2004.
(j)	Security available to institutional investors only.
(p)	The United States federal income tax basis of the Fund’s investments was $169,422,417; accordingly, net unrealized appreciation on investments for federal income tax purposes was $1,573,300 (gross unrealized appreciation - $4,038,921; gross unrealized depreciation - $2,465,621). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners Balanced Fund

Schedule of Investments

July 31, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 100.3%
COMMON STOCK – 56.5%
Aerospace – 0.5%
Boeing Co.	12,293	$623,870

Airlines – 0.1%
Southwest Airlines Co.(a)	7,230	104,618

Automobile Manufacturers – 1.1%
Ford Motor Co.(a)	98,055	1,443,370

Beverages – 1.3%
Coca-Cola Enterprises, Inc.(a)	43,989	897,375
Coors, (Adolph) Co. (Class “B” Stock)(a)	12,016	826,220
Pepsi Bottling Group, Inc.	1,070	29,800

		1,753,395

Building Materials – 0.4%
Sherwin-Williams Co. (The)	13,937	562,776

Business Services – 0.8%
Acxiom Corp.	11,415	251,130
Equifax, Inc.	36,153	872,010

		1,123,140

Computer Hardware – 2.0%
Dell, Inc.*	2,339	82,964
Hewlett-Packard Co.	15,696	316,274
International Business Machines Corp.	25,490	2,219,415
Storage Technology Corp.*	1,563	38,997

		2,657,650

Computer Services & Software – 2.5%
Cisco Systems, Inc.*(a)	39,804	830,311
Computer Sciences Corp.*	18,987	897,136
Microsoft Corp.	58,352	1,660,698

		3,388,145

Conglomerates – 1.2%
3M Co.	235	19,355
Cendant Corp.	29,864	683,288
Tyco International Ltd.(a)	29,564	916,484

		1,619,127

Construction – 0.7%
NVR, Inc.*(a)	2,035	948,310

Consumer Products & Services – 4.2%
Black & Decker Corp.(a)	15,858	1,108,633

Energizer Holdings, Inc.*	5,863	223,380
Gillette Co.	34,364	1,339,509
Johnson & Johnson	42,354	2,340,906
Procter & Gamble Co.	2,516	131,209
Rent-A-Center, Inc.*	13,836	405,948

		5,549,585

Electronic Components & Equipment – 1.5%
Arrow Electronics, Inc.*	23,278	550,757
Avnet, Inc.*(a)	9,695	188,277
Eastman Kodak Co.(a)	47,411	1,255,918

		1,994,952

Entertainment & Leisure – 2.5%
Disney, (Walt) Co.	62,996	1,454,578
Regal Entertainment Group (Class “A” Stock)(a)	11,250	211,838
Time Warner, Inc.*	99,553	1,657,556
Viacom, Inc. (Class “B” Stock)(a)	3,150	105,809

		3,429,781

Exchange Traded Funds – 1.8%
iShares GS $ InvesTop Corporate Bond	22,550	2,456,597

Farming & Agriculture – 1.7%
Monsanto Co.	22,392	811,934
Reynolds American, Inc.(a)	20,349	1,464,110

		2,276,044

Financial - Bank & Trust – 4.2%
Bank of America Corp.	25,692	2,184,077
National City Corp.	38,304	1,398,096
New York Community Bancorp, Inc.	0	0
Wachovia Corp.	31,734	1,406,134
Wells Fargo & Co.	10,109	580,358

		5,568,665

Financial Services – 3.7%
American Express Co.(a)	7,076	355,569
Capital One Financial Corp.(a)	11,099	769,382
Citigroup, Inc.	15,176	669,110
Compucredit Corp.*	8,945	140,705
Countrywide Financial Corp.	20,211	1,457,212
Doral Financial Corp.	3,008	118,064
Goldman Sachs Group, Inc.	1,557	137,312
H&R Block, Inc.	10,952	538,072
Instinet Group Inc.*	3,427	15,319
Morgan Stanley Dean Witter & Co.	6,975	344,077
New Century Financial Corp.(a)	7,606	357,862
WFS Financial, Inc.*	2,062	94,337

		4,997,021

Food – 1.4%
Corn Products International, Inc.	14,945	644,428
Tyson Foods, Inc. (Class “A” Stock)(a)	66,218	1,262,115

		1,906,543

Healthcare Services – 0.1%
Humana, Inc.*	5,112	92,578

Industrial Products
Nucor Corp.	442	36,973

Insurance – 2.2%
ACE Ltd.	20,349	825,966
American International Group, Inc.	7,403	523,022
Berkley, (W.R.) Corp.(a)	24,071	985,466
Hartford Financial Services Group, Inc. (The)	5,476	356,488
Nationwide Financial Services, Inc. (Class “A” Stock)	1,976	70,089
Odyssey Re Holdings Corp.(a)	695	16,228
St. Paul Travelers Cos., Inc.(a)	5,970	221,308

		2,998,567

Internet Services – 0.6%
EarthLink, Inc.*	51,084	504,199
United Online, Inc.*(a)	17,302	269,911

		774,110

Machinery & Equipment – 0.1%
Stanley Works(a)	2,043	86,623

Medical Supplies & Equipment – 2.0%
AmerisourceBergen Corp.(a)	21,738	1,175,156
Amgen, Inc.*(a)	11,101	631,425
Becton, Dickinson & Co.	19,329	912,909

		2,719,490

Office Equipment
Xerox Corp.*(a)	4,343	60,194

Oil & Gas – 4.0%
Baker Hughes, Inc.	2,015	81,205
ChevronTexaco Corp.	20,207	1,932,799
ConocoPhillips	4,594	361,869
Exxon Mobil Corp.	31,363	1,452,107
Schlumberger Ltd.(a)	10,130	651,562
Sunoco, Inc.	9,753	664,862
Valero Energy Corp.(a)	3,187	238,770

		5,383,174

Paper & Forest Products – 1.4%
Georgia-Pacific Corp.	17,155	576,408
Louisiana-Pacific Corp.	24,654	583,807
Plum Creek Timber Co., Inc.	3,608	113,219
Potlatch Corp.	16,400	657,476

		1,930,910

Pharmaceuticals – 2.5%
Andrx Group*	2,000	51,880

Cardinal Health, Inc.	643	28,614
Merck & Co., Inc.	19,973	905,776
Perrigo Co.	5,950	99,127
Pfizer, Inc.	72,978	2,332,376

		3,417,773

Printing & Publishing – 0.3%
McGraw-Hill Cos., Inc.	4,846	363,741

Railroads – 0.1%
Burlington Northern Santa Fe Corp.	235	8,338
Union Pacific Corp.	1,949	109,806

		118,144

Restaurants – 1.1%
Jack in the Box, Inc.*	5,091	162,403
McDonald’s Corp.	50,189	1,380,197

		1,542,600

Retail & Merchandising – 3.2%
7-Eleven, Inc.*	1,962	33,648
Barnes & Noble, Inc.*	14,089	484,380
Blockbuster, Inc. (Class “A” Stock)(a)	4,318	57,300
Claire’s Stores, Inc.	5,165	119,053
Dillard’s, Inc. (Class “A” Stock)	1,054	24,021
Federated Department Stores, Inc.	30,069	1,440,906
Gap, Inc.(a)	20,217	458,926
Home Depot, Inc.	990	33,383
May Department Stores Co.	21,085	559,385
RadioShack Corp.	1,623	45,363
SUPERVALU, Inc.(a)	37,202	1,062,489

		4,318,854

Semiconductors – 0.8%
Atmel Corp.*	7,132	30,525
Intel Corp.	44,386	1,082,131

		1,112,656

Telecommunications – 3.5%
ALLTEL Corp.(a)	1,946	101,192
Aspect Communications Corp.*	5,773	48,897
AT&T Corp.(a)	4,734	71,483
BellSouth Corp.	26,702	723,357
CenturyTel, Inc.	1,023	31,703
Motorola, Inc.	79,651	1,268,841
Nextel Communications, Inc. (Class “A” Stock)*(a)	26,130	594,719
PanAmSat Corp.*	23,415	543,930
SBC Communications, Inc.(a)	12,338	312,645
Sprint Corp.(a)	9,965	186,146
Verizon Communications, Inc.	20,905	805,679

		4,688,592

Transportation – 0.4%
FedEx Corp.	806	65,995
United Parcel Service, Inc. (Class “B” Stock)	6,502	467,884

		533,879

Utilities – 2.6%
CenterPoint Energy, Inc.(a)	54,114	628,264
Edison International Co.	36,492	977,986
PG&E Corp.*(a)	15,467	441,428
TXU Corp.(a)	36,255	1,437,873

		3,485,551

TOTAL COMMON STOCK (Cost $66,541,637)		76,067,998

	Principal Amount (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 12.1%
Federal Home Loan Mortgage Corp.
4.50%, 01/01/19	$915	902,221
5.00%, 04/15/19	1,200	1,207,874
5.50%, 12/01/33	636	639,415
6.00%, 03/15/34	500	510,781
6.50%, 06/01/16 - 06/01/31	585	614,309
7.00%, 06/01/14 - 08/01/29	209	221,133

		4,095,733

Federal National Mortgage Assoc.
4.25%, 07/15/07(a)	940	963,514
5.00%, 03/25/19 [TBA]	1,630	1,642,225
5.50%, 12/01/16 - 01/01/34	2,855	2,886,929
6.00%, 12/01/13 - 09/15/34	3,277	3,356,843
6.50%, 07/01/29 - 08/15/34	1,434	1,498,223
7.00%, 05/01/11 - 06/01/32	831	882,249
7.50%, 07/01/29 - 09/01/30	118	125,743

		11,355,726

Government National Mortgage Assoc.
6.00%, 08/15/28	49	50,504
6.50%, 05/15/28 - 03/15/29	505	529,492
7.00%, 08/15/29 - 05/15/31	248	263,720
7.50%, 05/15/30	58	62,645

		906,361

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $16,137,716)		16,357,820

	Moody’s Rating
CORPORATE OBLIGATIONS – 9.5%
Automobile Manufacturers – 0.3%
DaimlerChrysler NA Holding Corp., Gtd.
7.30%, 01/15/12	A3	400	441,500

Automotive Parts – 0.1%
Dana Corp., Notes
6.50%, 03/01/09(a)	Ba3	100	105,500
Lear Corp., Gtd. Notes, Series B
8.11%, 05/15/09	Ba1	50	57,299

			162,799

Beverages – 0.1%
Miller Brewing Co., Notes
4.25%, 08/15/08 144A(cost $202,882; purchased 01/06/04)(g)	Baa1	200	200,549

Broadcasting – 0.3%
Liberty Media Corp., Sr. Notes
3.02%, 09/17/06 (c)	Baa3	300	304,626
News America Holdings Co., Gtd. Notes
7.75%, 01/20/24	Baa3	100	114,155

			418,781

Cable Television – 0.6%
Comcast Cable Communications Corp., Notes
8.375%, 05/01/07	Baa3	350	391,566
Comcast Corp., Gtd. Notes
5.50%, 03/15/11	Baa3	350	357,539

			749,105

Consumer Products & Services – 0.4%
Dial Corp. (The), Sr. Notes
7.00%, 08/15/06	Baa3	300	321,566
General Electric Co., Notes
5.00%, 02/01/13	Aaa	250	249,978

			571,544

Containers & Packaging – 0.1%
Ball Corp., Gtd. Notes
7.75%, 08/01/06	Ba3	150	160,500

Diversified Operations – 0.6%
Morgan Stanley Traded Custody Receipts Series 2002-2, Notes
7.719%, 03/01/32 144A (f)(cost $789,433; purchased 03/15/02 - 08/28/02)(g)	Baa1	756	859,388

Entertainment & Leisure – 0.4%
Disney, (Walt) Co., Notes
5.50%, 12/29/06	Baa1	250	261,873
Park Place Entertainment, Inc., Sr. Sub. Notes
7.875%, 12/15/05	Ba2	200	211,500
Royal Caribbean Cruises, Sr. Notes
6.875%, 12/01/13	Ba2	100	101,375

			574,748

Financial—Bank & Trust – 0.5%
Bank of America Corp., Sr. Notes
4.375%, 12/01/10	Aa2	400	394,811
U.S. Bancorp, Sr. Notes
2.75%, 03/30/06	Aa3	300	299,927

			694,738

Financial - Brokerage – 0.6%
Credit Suisse First Boston, Inc., Notes
1.83%, 06/19/06	Aa3	200	200,853
Goldman Sachs Group, Inc., Notes
5.25%, 10/15/13	Aa3	300	295,596
Merrill Lynch & Co., Inc., Notes
2.07%, 06/12/06	Aa3	250	248,232

			744,681

Financial Services – 1.6%
American General Finance, Notes
4.50%, 11/15/07	A1	200	203,938
American International Group, Inc., Notes
4.25%, 05/15/13	AAA(d)	200	187,580
Citigroup, Inc., Sub. Notes
7.25%, 10/01/10	Aa2	400	455,215
Diageo Capital PLC, Notes (United
3.375%, 03/20/08 (l)	A2	250	246,306
Ford Motor Credit Co., Notes
7.375%, 10/28/09	A3	350	375,920
7.00%, 10/01/13(a)	A3	150	152,935
Ford Motor Credit Co., Sr. Notes
5.80%, 01/12/09	A3	175	178,266
General Electric Capital Corp., Sr. Notes
4.25%, 12/01/10	Aaa	150	147,461
Morgan Stanley, Notes
4.25%, 05/15/10	Aa3	150	147,011

			2,094,632

Insurance – 0.3%
Genworth Financial, Inc., Notes
5.75%, 06/15/14	A2	150	153,718
Monumental Global Funding II, Notes
3.85%, 03/03/08 144A(cost $250,000; purchased 02/05/03)(g)	Aa3	250	251,237

			404,955

Medical Supplies & Equipment – 0.3%
Beckman Coulter, Inc., Gtd. Notes
7.45%, 03/04/08	Baa3	300	333,924
Schering-Plough Corp., Notes
5.30%, 12/01/13	A3	100	100,165

			434,089

Oil & Gas – 0.7%
Anadarko Petroleum Corp., Debs.
7.95%, 04/15/29	Baa1	200	242,038
Devon Energy Corp., Sr. Notes
2.75%, 08/01/06	Baa2	200	197,644
Kinder Morgan Energy Partners, L.P., Sr. Notes
5.00%, 12/15/13	Baa1	300	286,055
XTO Energy, Inc., Senior Notes
6.25%, 04/15/13	Baa3	150	159,009

			884,746

Printing & Publishing – 0.1%
Quebecor World Cap Corp., Gtd.
6.125%, 11/15/13	Baa3	100	96,724

Railroads – 0.3%
Canandian National Railways Co., Bonds
6.25%, 08/01/34	BBB+(d)	200	201,353
Norfolk Southern Corp., Bonds
7.80%, 05/15/27	Baa1	150	175,522

			376,875

Restaurants – 0.2%
Yum! Brands, Inc., Sr. Notes
8.875%, 04/15/11	Ba1	250	304,425

Retail & Merchandising – 0.5%
May Department Stores Co., Notes
4.80%, 07/15/09	Baa2	300	302,048
Safeway, Inc., Notes
6.50%, 03/01/11	Baa2	200	213,964
Toys “R” Us, Inc., Notes
7.375%, 10/15/18	Baa3	100	95,500

			611,512

Telecommunications – 1.1%
Ameritech Capital Funding SBC, Gtd. (Luxembourg)
6.25%, 05/18/09 (l)	A1	200	213,790
AT&T Broadband Corp., Gtd. Notes
8.375%, 03/15/13	Baa3	38	45,122
AT&T Corp., Notes
6.00%, 03/15/09(a)	Baa2	4	4,002
AT&T Wireless Services, Inc., Sr. Notes
7.875%, 03/01/11	Baa2	250	287,210
British Telecom PLC, Notes (United Kingdom)
7.00%, 05/23/07 (l)	Baa1	175	189,581
Deutsche Telekom International Finance, Gtd. Notes (Germany)
5.25%, 07/22/13 (l)	Baa3	50	49,608
France Telecom SA, Notes (France)
8.75%, 03/01/11 (l)	Baa3	100	116,827
Sprint Capital Corp., Notes
8.375%, 03/15/12	Baa3	300	351,998
Verizon New England, Inc., Notes
4.75%, 10/01/13	Aa3	200	190,399

			1,448,537

Utilities – 0.4%
Dominion Resources, Inc., Notes
4.125%, 02/15/08	Baa1	250	251,049

Pacific Gas And Electric, First Mortgage Notes
6.05%, 03/01/34	Baa2	50	48,330
Tampa Electric Co., Notes
6.375%, 08/15/12	Baa1	100	106,477
Virginia Electric & Power Co., Notes
5.25%, 12/15/15	A3	200	194,962

			600,818

TOTAL CORPORATE OBLIGATIONS (Cost $12,724,265)			12,835,646

U.S. TREASURY OBLIGATIONS – 8.8%
U.S. Treasury Bonds
8.00%, 11/15/21(a)		1,050	1,392,605
6.25%, 08/15/23(a)		900	1,009,759
5.375%, 02/15/31(a)		575	589,106
U.S. Treasury Notes
2.00%, 08/31/05(a)(k)		5,000	4,994,729
3.125%, 05/15/07(a)		2,900	2,909,970
4.00%, 06/15/09(a)		700	710,118
4.75%, 05/15/14		250	255,440

TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,868,045)			11,861,727

U.S. GOVERNMENT AGENCY OBLIGATIONS – 6.0%
Federal Home Loan Mortgage Corp.
4.875%, 03/15/07		400	416,602
2.875%, 05/15/07(a)		1,600	1,582,139
Federal National Mortgage Assoc.
2.375%, 12/15/05		1,000	998,263
3.75%, 05/17/07(a)		1,500	1,505,996
6.625%, 10/15/07		450	492,903
5.75%, 02/15/08(a)		2,650	2,834,451
3.25%, 08/15/08		200	195,864

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $8,027,508)			8,026,218

	Moody’s Rating
ASSET-BACKED SECURITIES – 4.7%
ABSN Nims Trust Series 2004-HE5 Class
5.00%, 08/27/34 144A(cost $74,800; purchased 06/22/04)(g)	BBB+(d)	75	74,798
Ameriquest Finance NIM Trust Series 2003-N11 Class A
7.143%, 10/25/33	BBB(d)	24	24,393
Ameriquest Finance NIM Trust Series 2004-RN4 Class A
4.60%, 07/25/34	BBB+(d)	75	74,813
Ameriquest Finance NIM Trust Series 2004-RN5 Class A
5.193%, 06/25/34 144A(cost $50,000; purchased 06/24/04)(g)	BBB+(d)	50	50,004

Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class A3
1.64%, 09/25/34	Aaa	600	599,999
Argent NIM Trust Series 2004-WN2 Class A
4.55%, 04/25/34	BBB(d)	47	47,098
Asset Backed Funding Corp. NIM Trust Series 2003-OPT1 Class N1
6.90%, 07/26/33	BBB(d)	19	19,443
Asset Backed Funding Corp. NIM Trust Series 2004-Opt4 Class N1
4.45%, 05/26/34	A-(d)	100	100,000
Bayview Financial Acquisition Trust Series 1998-B Class M1
2.85%, 06/25/36 144A(cost $82,383; purchased 06/13/03)(g)	Aa2	82	82,006
Bayview Financial Acquisition Trust Series 2002-DA Class M1
2.15%, 08/25/32 144A(cost $93,308; purchased 09/19/03)(g)	Aa2	93	93,622
Capital One Prime Auto Receivables Trust Series 2004-2 Class A4
1.45%, 03/15/10	Aaa	550	550,327
Chase Funding Mortgage Loan Asset-Backed Series 2001-1 Class 2M2
2.38%, 12/25/30	A2	82	82,356
CIT RV Trust Series 1998-A Class A4
6.09%, 02/15/12	Aaa	21	20,818
Commercial Mortgage Pass-Through Series 2004-HTL1 Class A1
1.63%, 07/15/16	Aaa	400	400,000
Countrywide Series 2004-5N Class N1
5.50%, 10/25/35	NR	50	50,000
Finance America NIM Trust Series 2004-1 Class A
5.25%, 06/27/34	BBB+(d)	47	47,002
First Franklin NIM Trust Series 2004-FF1 Class N1
4.50%, 11/25/34	BBB(d)	73	73,453
Ford Credit Auto Owner Trust Series 2002-A Class B
4.79%, 11/15/06	Aa1	300	306,392
Ford Credit Floorplan Master Owner Trust Series 2004-1 Class A
1.502%, 07/15/09	NR	2,150	2,150,429
Fremont NIM Trust Series 2004-B Class
4.703%, 05/25/34	BBB+(d)	66	65,744

Household Mortgage Loan Trust Series 2002-HC1 Class M
2.07%, 05/20/32	Aa2	119	119,281
Household Mortgage Loan Trust Series 2003-HC2 Class M
2.02%, 06/20/33	Aa2	128	127,085
Long Beach Mortgage Loan Trust Series 2001-2 Class M2
2.40%, 07/25/31	A2	280	279,910
Master ABS NIM Trust Series 2004-CI3 Class N1
4.45%, 02/26/34 144A(cost $38,861; purchased 05/18/04)(g)	NR	39	38,512
Merrill Lynch Mortgage Investors, Inc. Series 2003-OP1N Class N1
7.25%, 07/25/34	B(d)	34	33,893
Morgan Stanley ABS Capital I Series 2003-NC9N
7.60%, 07/25/33 144A(cost $15,438; purchased 10/29/03)(g)	A	15	15,529
Morgan Stanley ABS Capital I Series 2004-NC2N
6.25%, 12/25/33 144A(cost $40,848; purchased 03/16/04)(g)	BBB+(d)	41	40,716
Residential Asset Mortgage Products, Inc. Series 2001-RS2 Class MII1
2.00%, 06/25/31	Aa2	150	150,877
Residential Asset Securities Corp. Series 2004-KS2 Class MI1
4.71%, 03/25/34	Aa2	75	73,024
Westo Series 2004-3 Class A1
1.725%, 08/17/05	NR	525	525,164

TOTAL ASSET-BACKED SECURITIES (Cost $6,307,567)			6,316,688

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.0%
Argent NIM Trust Series 2004-WN8 Class A
4.70%, 07/25/34	BBB+(d)	75	74,940
Banc of America Commercial Mortgage, Inc. Series 2004-1 Class XP [IO]
0.83%, 11/10/39	AAA(d)	2,940	96,823
Centex Home Equity Series 2004-C Class AF1
2.82%, 01/25/19	Aaa	345	345,470
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class X
1.02%, 09/15/30 [IO]	AAA(d)	6,781	273,290
Federal National Mortgage Assoc. Series 2003-52 Class KF
1.85%, 07/25/17 (c)	Aaa	365	365,963

GMAC Commercial Mortgage Securities, Inc. Series 2002-C2 Class A1
4.321%, 10/15/38	Aaa	432	440,073
LB-UBS Commerical Mortgage Trust Series 2003-C5 Class A2
3.478%, 07/15/27	NR	700	685,497
Master Alternative Loans Trust Series 2003-8 Class 4A1
7.00%, 12/25/33	Aaa	310	321,720
NationsLink Funding Corp. Series 1998-2 Class A1
6.001%, 08/20/30	Aaa	48	49,236
Sharps SP I LLC Interest Margin Trust Series 2004-OP1N Class NA
5.19%, 04/25/34(cost $65,425; purchased 06/09/04)(g)	BBB(d)	65	65,421

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,701,606)			2,718,433

SOVEREIGN ISSUES – 0.4%
Canada
Province of Ontario
3.50%, 09/17/07(a) (Cost $547,954)	Aa2	550	550,292

MUNICIPAL BONDS – 0.3%
Illinois
Illinois State Taxable Pension
5.10%, 06/01/33 (Cost $404,774)	Aa3	400	361,704

TOTAL LONG-TERM INVESTMENTS (Cost $125,261,072)			135,096,526

SHORT-TERM INVESTMENTS – 28.8%
Certificates of Deposit – 1.9%
Banco Santander PR
1.326%, 08/09/04 (b)(c)		1,380	1,379,645
Canadian Imperial Bank of Commerce
1.72%, 05/25/05 (b)		393	392,684
Svenska Handelsbanken
1.39%, 10/27/04 (b)		242	241,661
Wells Fargo Bank
1.32%, 08/16/04 (b)		442	441,914
1.34%, 08/18/04 (b)		121	121,043

			2,576,947

Commercial Paper – 0.0%
Concord Minutemen Capital Co.
1.32%, 08/09/04 (b)		3	3,407

Corporate Obligations – 6.4%
Bank of America NA
1.30%, 08/02/04 (b)(c)	983	982,999
Goldman Sachs Group, Inc.
1.392%, 08/02/04 (b)(c)	1,090	1,089,876
Merrill Lynch & Co., Inc.
1.442%, 08/02/04 (b)(c)	1,069	1,068,670
1.442%, 08/02/04 (b)(c)	302	302,236
Morgan Stanley
1.40%, 08/02/04 (b)(c)	5	5,058
Natexis Banque
1.36%, 08/02/04 (b)(c)	1,207	1,206,430
1.412%, 08/02/04 (b)(c)	2,253	2,252,168
Swedbank NY
1.34%, 08/16/04 (b)(c)	694	694,372
Westdeutsche Landesbank
1.31%, 08/09/04 (b)(c)	1,062	1,062,328

		8,664,137

Time Deposit – 0.9%
National City Bank of Cleveland
1.29%, 08/02/04 (b)	1,233	1,233,210

U.S. Government Agency Obligations – 5.2%
Federal Home Loan Banks
1.27%, 08/02/04(n)	7,000	7,000,000

	Shares
Non-Registered Investment Company – 14.4%
BlackRock Institutional Money Market Trust(b) (j)	19,343,986	19,343,986

TOTAL SHORT-TERM INVESTMENTS (Cost $38,821,687)		38,821,687

Total Investments — 129.1% (Cost $164,082,759(p))		173,918,213
Liabilities in Excess of Other Assets — (29.1%)		(39,246,259)

Net Assets — 100.0%		$134,671,954

The following abbreviations are used throughout the Schedule of Investments:

IO	Interest Only
TBA	Securities purchased on a forward commitment basis

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
(a)	Portion of securities on loan with an aggregate market value of $30,990,839; cash collateral of $31,821,687 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2004.
(d)	Standard & Poor’s rating.
(f)	A TRACER (Traded Custody Receipts). Rate shown reflects the weighted average rate of the underlying securities as of July 31, 2004.
(g)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid securities is $1,703,378. The aggregate value, $1,771,782 represents 1.32% of net assets.
(j)	Security available to institutional investors only.
(k)	Securities with an aggregate market value of $4,994,729 have been segregated with the custodian to cover margin requirements for the following open futures contracts at July 31, 2004:

Number of Contracts	Description	Expiration Month	Contracts Value at Trade Date	Contracts Value at July 31, 2004	Unrealized Appreciation
Long Positions:
15	S&P 500	Sep 04	$4,120,135	$4,129,125	$8,990

(l)	U.S. dollar denominated foreign bonds.
(n)	Rates shown are the effective yields at purchase date.
(p)	The United States federal income tax basis of the Fund’s investments was $165,575,345; accordingly, net unrealized appreciation on investments for federal income tax purposes was $8,342,868 (gross unrealized appreciation - $9,900,312; gross unrealized depreciation - $1,557,444). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners High Yield Bond Fund

Schedule of Investments

July 31, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS – 94.0%
CORPORATE OBLIGATIONS – 92.9%
Aerospace – 0.9%
Argo-Tech Corp., Sr. Notes
9.25%, 06/01/11 144A	B3	$250	$263,750
BE Aerospace, Inc., Sr. Sub. Notes
9.50%, 11/01/08	Caa3	250	254,375
Sequa Corp., Sr. Notes
9.00%, 08/01/09	B1	500	545,000
TransDigm, Inc., Gtd. Notes
8.375%, 07/15/11	B3	450	477,000

			1,540,125

Automotive Parts – 3.3%
Accuride Corp., Sr. Sub. Notes, Series B
9.25%, 02/01/08	Caa1	225	230,063
Advanced Accessory System, Sr. Notes
10.75%, 06/15/11	B3	625	629,688
Allied Holdings, Inc., Gtd. Notes, Series B
8.625%, 10/01/07	Caa1	425	371,875
ArvinMeritor, Inc., Notes
8.75%, 03/01/12	Ba1	225	244,125
Dana Corp., Notes
9.00%, 08/15/11	Ba3	150	177,750
Delco Remy International, Inc., Sr. Sub. Notes
9.375%, 04/15/12 144A(cost $488,896; purchased 06/22/04)(g)	B3	500	487,500
Duerr Beteiligungs AG, Sr. Sub. Notes (Germany)
9.75%, 07/15/11 144A (cost $439,655; purchased 06/30/04)(g)	B2	EUR 375	443,580
Eagle Picher Industries, Inc., Sr. Notes
9.75%, 09/01/13	B3	$500	532,500
Foamex L.P., Gtd. Notes
9.875%, 06/15/07	Caa2	100	83,000
10.75%, 04/01/09	B3	375	369,375
Goodyear Tire & Rubber Co., Notes
7.857%, 08/15/11	B2	500	467,500
Stoneridge, Inc., Gtd. Notes
11.50%, 05/01/12	B2	250	296,875
TRW Automotive, Inc., Sr. Sub. Notes
11.00%, 02/15/13	B2	829	998,944
United Components, Inc., Sr. Sub. Notes
9.375%, 06/15/13	B3	500	530,000

			5,862,775

Building Materials – 2.3%
Associated Materials, Inc., Gtd. Notes
9.75%, 04/15/12	B3		325	367,250
Associated Materials, Inc., Sr. Disc. Notes, Zero Coupon (until 03/01/09)
11.25%, 03/01/14 144A	Caa1		750	528,750
ERICO International Corp., Sr. Sub. Notes
8.875%, 03/01/12 144A(cost $550,000; purchased 02/12/04)(g)	B3		550	566,500
FIMEP SA, Sr. Notes (France)
10.50%, 02/15/13 (l)	B1		500	577,500
Norcraft Cos. LLC, Sr. Sub. Notes
9.00%, 11/01/11 144A(cost $305,573; purchased 10/10/03 - 11/25/03)(g)	B3		300	316,500
Nortek Holdings, Inc., Sr. Notes, Zero Coupon (until 11/15/07)
10.00%, 05/15/11 144A	Caa1		1,000	841,000
Sanitec International SA, Sr. Notes (Luxembourg)
9.00%, 05/15/12	B3	EUR	500	635,083
U.S. Concrete, Inc., Sr. Sub. Notes
8.375%, 04/01/14 144A(cost $200,000; purchased 03/26/04)(g)	B3		$200	203,000

				4,035,583

Capital Goods - Others – 1.2%
Case New Holland, Inc., Sr. Notes
9.25%, 08/01/11 144A	Ba3		500	543,750
Clark Materials Handling Corp., Gtd. Notes, Series D
10.75%, 11/15/06 (cost $161,875; purchased 10/20/97 - 02/17/98)(g)(i)	NR		150	0
Columbus McKinnon Corp., Gtd. Notes
8.50%, 04/01/08	Caa1		250	233,750
Columbus Mckinnon Corp., Sec’d. Notes
10.00%, 08/01/10	B3		125	134,688
Mueller Group, Inc., Sr. Sub. Notes
10.00%, 05/01/12 144A	Caa1		425	448,375
Rexnord Corp., Gtd. Notes
10.125%, 12/15/12	B3		675	749,250

				2,109,813

Chemicals – 6.6%
Avecia Group, Gtd. Notes (United Kingdom)
11.00%, 07/01/09 (l)	Caa3		250	192,500
BCP Caylux Holdings LUX SCA, Sr. Sub. Notes (Luxembourg)
9.625%, 06/15/14 144A (l)(cost $508,750; purchased 06/03/04 - 06/17/04)(g)	B2		500	523,750

Compass Minerals Group, Inc., Gtd. Notes
10.00%, 08/15/11	B3		500	557,500
Compass Minerals International, Inc., Sr. Disc Notes, Zero Coupon (until 12/15/07)
12.75%, 12/15/12	B- (d)		500	412,500
Compass Minerals International, Inc., Sr. Disc. Notes, Zero Coupon (until 06/01/08)
12.00%, 06/01/13	B- (d)		1,000	785,000
Equistar Chemical L.P., Gtd. Notes
10.125%, 09/01/08	B2		725	798,406
FMC Corp., Sec’d. Notes
10.25%, 11/01/09	Ba2		425	493,000
Huntsman Advanced Materials, Inc., Sec’d. Notes
11.00%, 07/15/10 144A	B2		325	370,500
Huntsman ICI Chemicals LLC, Gtd. Notes
10.125%, 07/01/09	B2		1,000	1,022,500
Huntsman International LLC, Sr. Sub. Notes
10.125%, 07/01/09	Caa1	EUR	500	604,984
Invista Co., Notes
9.25%, 05/01/12 144A(cost $629,375; purchased 06/23/04 - 07/13/04)(g)	B1		$625	642,969
LBC Luxembourg Holdings SA, Co. Gtd. Notes (Luxembourg)
11.00%, 05/15/14 144A	Caa1	EUR	375	449,223
Lyondell Chemical Co., Gtd. Notes
9.50%, 12/15/08	B1		$250	262,813
10.875%, 05/01/09	B3		1,050	1,097,249
Lyondell Chemical Co., Sec’d. Notes
9.875%, 05/01/07	B1		600	632,250
Rhodia SA, Sr. Notes (France)
7.625%, 06/01/10 144A (cost $150,000; purchased 05/20/03)(g)(l)	B3		150	138,750
10.25%, 06/01/10 144A (l)	B3		750	768,750
8.875%, 06/01/11 144A (l)	Caa1		375	324,375
Rockwood Specialties, Inc., Sr. Sub. Notes
10.625%, 05/15/11	B3		625	675,000
United Agricultural Products Holding Corp., Sr. Disc. Notes, Zero Coupon (until 01/15/08)
10.75%, 07/15/12 144A(cost $557,451; purchased 01/20/04)(g)	Caa2		800	632,000
United Agricultural Products, Sr. Notes
8.25%, 12/15/11 144A	B3		175	194,250

				11,578,269

Conglomerates – 1.5%
Amsted Industies, Inc., Sr. Notes
10.25%, 10/15/11 144A	B3		400	434,000
Invensys PLC, Sr. Notes (United Kingdom)
9.875%, 03/15/11 144A (l)	B3		750	759,375

Mark IV Industries, Inc., Sr. Sub. Notes
7.50%, 09/01/07	Caa1		750	710,625
Noma Luxembourg SA, Sr. Notes (Luxembourg)
9.75%, 07/15/11 144A (cost $458,913; purchased 06/29/04)(g)	B3	EUR	375	454,605
Polypore, Inc., Sr. Sub. Notes
8.75%, 05/15/12 144A	Caa1	EUR	250	313,027

				2,671,632

Consumer Cyclical - Services – 1.6%
Brand Services, Inc., Gtd. Notes
12.00%, 10/15/12	B3		$650	750,750
Brickman Group Ltd., Gtd. Notes, Series B
11.75%, 12/15/09	B2		625	721,875
Holt Group, Inc., Gtd. Notes
9.75%, 01/15/06 (cost $103,000; purchased 02/09/98)(g)(i)	C		100	0
Interline Brands, Inc., Sr. Sub. Notes
11.50%, 05/15/11	Caa1		500	555,000
United Rentals NA, Inc., Sr. Notes
7.75%, 11/15/13	B2		750	729,375

				2,757,000

Consumer Products – 6.1%
Aearo Co., Sr. Sub. Notes
8.25%, 04/15/12 144A(cost $225,000; purchased 04/01/04)(g)	B3		225	230,625
Alltrista Corp., Gtd. Notes
9.75%, 05/01/12	B2		500	547,500
American Achievement Corp., Sr. Sub.
8.25%, 04/01/12 144A(cost $150,000; purchased 03/17/04)(g)	B3		150	154,500
Ames True Temper, Inc., Sr. Sub. Notes
10.00%, 07/15/12 144A(cost $378,060; purchased 06/23/04)(g)	Caa1		375	375,938
Armkel Finance, Inc., Sr. Sub. Notes
9.50%, 08/15/09	B2		425	464,313
Briggs & Stratton Corp., Gtd. Notes
8.875%, 03/15/11	Ba1		400	471,000
Chattem, Inc., Sr. Sub. Notes
7.00%, 03/01/14	B2		500	487,500
FTD, Inc., Gtd. Notes
7.75%, 02/15/14	B3		375	360,000
Johnson Diversey Holdings, Inc., Disc. Notes, Zero Coupon (until 05/15/07)
10.67%, 05/15/13	B3		500	390,000
Jostens Holding Corp., Sr. Disc. Notes, Zero Coupon (until 12/01/08)
10.25%, 12/01/13	Caa2		1,025	681,625

Jostens, Inc., Sr. Sub. Notes
12.75%, 05/01/10	B3		625	709,375
Leiner Health Products, Sr. Sub. Notes
11.00%, 06/01/12 144A(cost $250,000; purchased 05/24/04)(g)	B3		250	261,250
Norcross Safety Products, Sr. Sub. Notes
9.875%, 08/15/11	B3		375	406,875
Playtex Products, Inc., Gtd. Notes
9.375%, 06/01/11	Caa1		775	784,687
Prestige Brands, Inc., Sr. Sub. Notes
9.25%, 04/15/12 144A	Caa1		375	382,500
Reddy Ice Group, Inc., Sr. Sub. Notes
8.875%, 08/01/11	B3		525	555,188
Safilo Capital International SA, Sr. Notes (Luxembourg)
9.625%, 05/15/13	Caa2	EUR	1,250	1,429,688
Sealy Mattress Co., Sr. Sub. Notes
8.25%, 06/15/14 144A	Caa1		$500	502,500
Sleepmaster LLC, Gtd. Notes
11.00%, 05/15/09 (i)	C		250	68,438
True Temper Sports, Inc., Sr. Sub. Notes
8.375%, 09/15/11	B3		100	101,500
United Industries Corp., Gtd. Notes, Series D
9.875%, 04/01/09	B3		750	785,624
WH Holdings Ltd., Sr. Notes
9.50%, 04/01/11	B3		625	656,250

				10,806,876

Defense – 0.7%
Alliant Techsystems, Inc., Gtd. Notes	B2		625	679,688
8.50%, 05/15/11
Communications & Power Industry, Sr. Sub. Notes
8.00%, 02/01/12	B3		500	507,500

				1,187,188

Electric – 3.2%
Caithness Coso Funding Corp., Sec’d. Notes
9.05%, 12/15/09	Ba2		720	795,164
Calpine Canada Energy Finance Corp., Gtd. Notes (Canada)
8.50%, 05/01/08 (l)	Caa1		275	172,563
Calpine Corp., Sr. Notes
8.50%, 02/15/11	Caa1		825	519,750
CMS Energy Corp., Sr. Notes
8.90%, 07/15/08	B3		1,125	1,206,562
Dynegy Holdings, Inc., Sec’d. Notes
10.125%, 07/15/13 144A	B3		500	553,750
Dynegy Holdings, Inc., Sr. Notes
8.75%, 02/15/12	Caa2		250	248,125

Illinois Power Co., First Mortgage
11.50%, 12/15/10	B1	900	1,075,499
NRG Energy, Inc., Sec’d. Notes
8.00%, 12/15/13 144A	B2	525	539,438
Reliant Resource, Inc., Sec’d. Notes
9.25%, 07/15/10	B1	250	267,500
9.50%, 07/15/13	B1	250	270,000

			5,648,351

Energy – 2.8%
CITGO Petroleum Corp., Sr. Notes
11.375%, 02/01/11	Ba3	500	582,500
El Paso Corp., Sr. Notes
6.75%, 05/15/09	Caa1	825	765,187
El Paso Production Holding Co., Gtd. Notes
7.75%, 06/01/13	B3	775	742,063
Evergreen Resources, Inc., Sr. Sub. Notes
5.875%, 03/15/12 144A(cost $99,245; purchased 03/05/04)(g)	Ba3	100	102,250
Foundation PA Coal Co., Sr. Notes
7.25%, 08/01/14 144A(cost $500,000; purchased 07/21/04)(g)	B1	500	506,250
Magnum Hunter Resources, Inc., Gtd. Notes
9.60%, 03/15/12	B2	300	333,000
Pride International, Inc., Sr. Notes
7.375%, 07/15/14 144A(cost $373,048; purchased 06/22/04)(g)	Ba2	375	388,594
Swift Energy Co., Sr. Sub. Notes
9.375%, 05/01/12	B3	675	729,000
Tesoro Petroleum Corp., Gtd. Notes, Series B
9.625%, 11/01/08	B3	650	718,250
Tesoro Petroleum Corp., Sec’d. Notes
8.00%, 04/15/08	Ba3	125	135,625

			5,002,719

Entertainment – 2.0%
AMC Entertainment, Inc., Sr. Sub. Notes
9.875%, 02/01/12	Caa1	500	515,000
Intrawest Corp., Gtd. Notes (Canada)
10.50%, 02/01/10 (l)	B1	600	651,000
Six Flags, Inc., Sr. Notes
9.75%, 04/15/13	B2	525	488,250
Universal City Development Partners Ltd., Sr. Notes
11.75%, 04/01/10	B2	1,200	1,398,000
Warner Music Group, Sr. Sub. Notes
7.375%, 04/15/14 144A(cost $488,851; purchased 06/02/04 - 07/08/04)(g)	B3	500	480,000

			3,532,250

Environmental – 0.9%
Allied Waste North America Co., Gtd. Notes, Series B
8.875%, 04/01/08	Ba3	750	821,249
8.50%, 12/01/08	Ba3	225	245,813
9.25%, 09/01/12	Ba3	250	279,688
Waste Services, Inc., Sr. Sub. Notes
9.50%, 04/15/14 144A(cost $254,375; purchased 05/04/04)(g)	Caa1	250	258,750

			1,605,500

Financial – 0.2%
Refco Finance Holdings LLC, Sr. Sub. Notes
9.00%, 08/01/12 144A(cost $375.000; purchased 07/22/04)(g)	B3	375	376,875

Food – 5.3%
Agrilink Foods, Inc., Gtd. Notes
11.875%, 11/01/08	B3	231	243,705
American Seafood Group LLC, Gtd. Notes
10.125%, 04/15/10	B3	750	900,000
B&G Foods, Inc., Gtd. Notes, Series D
9.625%, 08/01/07	B3	475	484,994
Del Monte Corp., Gtd. Notes, Series B
9.25%, 05/15/11	B2	875	958,124
Del Monte Corp., Sr. Sub. Notes
8.625%, 12/15/12	B2	325	355,875
Dole Foods Co., Inc., Gtd. Notes
7.25%, 06/15/10	B2	450	447,750
Dole Foods Co., Inc., Sr. Notes
8.625%, 05/01/09	B2	600	633,000
Dominos, Inc., Sr. Sub. Notes
8.25%, 07/01/11	B3	225	241,875
Eagle Family Foods, Inc., Gtd. Notes, Series B
8.75%, 01/15/08	Caa2	600	423,000
Land O’ Lakes, Inc., Sr. Notes
8.75%, 11/15/11	B3	625	581,250
Michael Foods, Sr. Sub. Notes
8.00%, 11/15/13	B3	350	366,625
National Beef Packaging Co., Sr. Notes
10.50%, 08/01/11	B2	275	288,063
Pilgrim’s Pride Corp., Gtd. Notes
9.625%, 09/15/11	B1	825	921,938
Pilgrim’s Pride Corp., Sr. Sub. Notes
9.25%, 11/15/13	B2	525	567,000
Smithfield Foods, Inc., Sr. Notes
8.00%, 10/15/09	Ba2	700	763,000
7.75%, 05/15/13	Ba2	575	612,375
Swift & Co., Gtd. Notes
10.125%, 10/01/09	B1	250	270,000
Swift & Co., Sr. Sub. Notes
12.50%, 01/01/10	B2	225	241,313

			9,299,887

Gaming – 6.7%
Boyd Gaming Corp., Sr. Sub. Notes
8.75%, 04/15/12	B1	750	813,750
7.75%, 12/15/12	B1	250	258,750
Global Cash Access LLC, Sr. Sub. Notes
8.75%, 03/15/12 144A(cost $306,851; purchased 03/04/04 - 03/08/04)(g)	Caa1	300	315,750
Isle of Capri Casinos, Inc., Gtd. Notes
9.00%, 03/15/12	B2	450	492,750
Isle of Capri Casinos, Inc., Sr. Sub. Notes
7.00%, 03/01/14	B2	125	119,531
Mandalay Resort Group, Sr. Notes
9.50%, 08/01/08	Ba2	50	56,625
Mandalay Resort Group, Sr. Sub. Notes
10.25%, 08/01/07	Ba3	1,325	1,487,312
MGM Grand, Inc., Gtd. Notes
8.375%, 02/01/11	Ba2	1,700	1,827,499
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
6.375%, 07/15/09	Ba3	600	606,750
8.00%, 04/01/12	Ba3	450	489,938
MTR Gaming Group, Inc., Gtd. Notes, Series B
9.75%, 04/01/10	B2	575	612,375
Park Place Entertainment Corp., Sr. Sub. Notes
7.875%, 03/15/10	Ba2	1,000	1,088,750
8.125%, 05/15/11	Ba2	700	776,125
Penn National Gaming, Inc., Gtd. Notes, Series B
11.125%, 03/01/08	B2	500	548,750
River Rock Entertainment, Sr. Notes
9.75%, 11/01/11	B2	225	246,375
Seneca Gaming Corp., Sr. Notes
7.25%, 05/01/12 144A (cost $246,333; purchased 05/07/04)(g)	B2	250	250,625
Station Casinos, Inc. Sr. Sub. Notes
6.50%, 02/01/14	B1	500	487,500
Sun International Hotels Ltd., Gtd. Notes
8.875%, 08/15/11	B2	650	702,000
Venetian Casino / LV Sands, Gtd. Notes
11.00%, 06/15/10	B2	725	830,125

			12,011,280

Health Care – 4.7%
Alaris Medical, Inc., Sr. Sub. Notes
7.25%, 07/01/11	B2	150	168,177
AmeriPath, Inc., Gtd. Notes
10.50%, 04/01/13	Caa1	775	790,500
Ardent Health Services LLC, Sr. Sub. Notes
10.00%, 08/15/13	B3	300	327,000

Concentra Operating Corp., Gtd. Notes
9.50%, 08/15/10	B3		200	218,000
Fisher Scientific International, Inc., Sr. Sub. Notes
8.00%, 09/01/13	B2		550	604,313
HCA - The Healthcare Corp., Notes
8.75%, 09/01/10	Ba1		1,000	1,153,432
Hudson Respiratory Care, Inc., Sr. Sub. Notes
9.125%, 04/15/08	Ca		300	310,626
Kinetic Concepts, Inc., Sr. Sub. Notes
7.375%, 05/15/13	B3		114	119,700
Medical Device Manufacturing, Inc., Sr. Sub. Debs.
10.00%, 07/15/12 144A(cost $379,875; purchased 06/23/04)(g)	Caa1		375	386,250
Nyco Holdings 2 APS, Sr. Notes (Denmark)
11.50%, 03/31/13	B3	EUR	250	340,116
Quintiles Transnational Corp., Sr. Sub.
10.00%, 10/01/13	B3		$500	516,250
Sybron Dental Specialties, Inc., Gtd. Notes
8.125%, 06/15/12	B2		375	403,125
Tenet Healthcare Corp., Notes
7.375%, 02/01/13	B1		500	465,000
Tenet Healthcare Corp., Sr. Notes
9.875%, 07/01/14 144A	B3		375	391,406
Universal Hospital Services, Inc., Sr. Notes
10.125%, 11/01/11	B3		650	658,125
Vanguard Health Systems, Inc., Gtd. Notes
9.75%, 08/01/11	B3		1,050	1,212,749
VWR International, Inc., Sr. Sub. Notes (Germany)
8.00%, 04/15/14 144A (cost $251,000; purchased 04/07/04 - 06/02/04)(g)(l)	B3		250	256,250

				8,321,019

Lodging – 1.8%
Cornell Cos., Inc., Sr. Notes
10.75%, 07/01/12 144A(cost $246,754; purchased 06/17/04)(g)	B3		250	248,750
HMH Properties, Inc., Gtd. Notes, Series B
7.875%, 08/01/08	Ba3		201	207,533
Host Marriott L.P., Sr. Notes
7.00%, 08/15/12 144A(cost $492,450; purchased 07/27/04)(g)	Ba3		500	496,250
Royal Caribbean Cruises Ltd., Sr. Notes
8.00%, 05/15/10	Ba2		550	599,500
Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes
7.375%, 05/01/07	Ba1		1,350	1,430,999

Starwood Hotels & Resorts Worldwide, Inc., Notes
6.75%, 11/15/05	Ba1		175	182,219

				3,165,251

Media - Broadcast Towers – 0.4%
American Tower Corp., Sr. Notes
7.50%, 05/01/12 144A	Caa1		500	493,750
Crown Castle International Corp., Sr. Notes
7.50%, 12/01/13	B3		250	250,625

				744,375

Media - Broadcasting & Radio – 1.1%
Sinclair Broadcasting Group, Inc., Gtd. Notes
8.75%, 12/15/11	B2		500	540,000
8.00%, 03/15/12	B2		525	544,688
XM Satellite Radio, Inc., Sec’d. Notes
12.00%, 06/15/10	Caa1		295	339,250
XM Satellite Radio, Inc., Sec’d. Notes, Zero Coupon (until 12/31/05)
14.00%, 12/31/09	Caa1		453	433,602

				1,857,540

Media - Cable – 3.8%
Adelphia Communications Corp., Sr. Notes
10.25%, 06/15/11 (i)(cost $495,000; purchased 07/14/04)(g)	NR		500	447,500
Cablevision Systems Corp. Holdings, Inc., Sr. Notes
7.875%, 12/15/07	B1		500	527,500
8.125%, 07/15/09	B1		150	156,750
Cablevision Systems Corp., Sr. Notes
8.00%, 04/15/12 144A	B3		750	740,625
Charter Communications Holdings LLC, Sr. Notes
10.25%, 09/15/10	Caa1		1,000	1,012,500
9.92%, 04/01/11	Ca		1,000	752,500
10.00%, 05/15/11	Ca		750	566,250
Ono Finance PLC, Gtd. Notes (United Kingdom)
10.50%, 05/15/14 144A	Caa2	EUR	500	565,856
10.50%, 05/15/14	Caa2	EUR	250	282,928
Tele Columbus AG Co., Sr. Sub. Notes (Germany)
9.375%, 04/15/12 144A	B3	EUR	500	549,302
Telenet Communication NV, Sr. Notes (Belgium)
9.00%, 12/15/13	B3	EUR	375	458,253
Telenet Group Holdings NV, Notes, Zero Coupon (until 12/15/08) (Belgium)
11.50%, 06/15/14 144A (l)	Caa2		$1,000	652,500

				6,712,464

Media - Non Cable – 3.0%
Block Communications, Inc., Gtd. Notes
9.25%, 04/15/09	B2		375	388,125

DIRECTV Holdings LLC, Sr. Notes
8.375%, 03/15/13	B1		1,000	1,125,000
Echostar DBS Corp., Sr. Notes
10.375%, 10/01/07	Ba3		200	213,000
5.75%, 10/01/08	Ba3		500	498,750
Lamar Media Corp., Gtd. Notes
7.25%, 01/01/13	Ba3		600	622,500
Lodgenet Entertainment, Sr. Sub. Notes
9.50%, 06/15/13	B3		550	603,625
PanAmSat Corp., Gtd. Notes
8.50%, 02/01/12	Ba3		1,150	1,332,563
PanAmSat Corp., Sr. Notes
9.00%, 08/15/14 144A (cost $500,000; purchased 07/30/04)(g)	B1		500	500,000

				5,283,563

Metals – 2.2%
AK Steel Corp., Gtd. Notes
7.75%, 06/15/12	B3		750	697,500
Almatis Holding BV, Sr. Notes (Netherlands)
9.00%, 07/15/12 144A (cost $185,834; purchased 07/09/04)(g)	B3	EUR	150	183,753
Euramax International PLC, Sr. Sub. Notes
8.50%, 08/15/11	B2		$750	780,000
Lone Star Technologies, Inc., Gtd. Notes
9.00%, 06/01/11	B3		150	158,250
Neenah Corp., Sec’d. Notes
11.00%, 09/30/10 144A	B2		675	725,625
Republic Technologies International, Inc., Gtd. Notes
13.75%, 07/15/09 (cost $183,457; purchased 08/06/99)(g)(i)	NR		400	4,000
Ryerson Tull, Inc., Notes
9.125%, 07/15/06	B1		550	583,000
UCAR Finance, Inc., Gtd. Notes
10.25%, 02/15/12	B2		250	281,250
United States Steel Corp., Sr. Notes
9.75%, 05/15/10	B1		484	540,870

				3,954,248

Packaging – 3.8%
Clondalkin Industries BV, Sr. Notes (Netherlands)
8.00%, 03/15/14	B3	EUR	500	611,004
Consolidated Container Co., Sr. Disc. Notes, Zero Coupon (until 06/15/07)
10.75%, 06/15/09 144A	B3		$500	402,500
Crown European Holdings SA, Sec’d. Notes (France)
9.50%, 03/01/11 (l)	B1		500	550,000
10.25%, 03/01/11	B+ (d)	EUR	250	340,116
10.875%, 03/01/13 (l)	B2		$250	288,125

Graham Packaging Co., Gtd. Notes
5.485%, 01/15/08 (c)	Caa1	600	597,000
8.75%, 01/15/08	Caa1	500	517,500
Graham Packaging International Corp., Sr. Sub. Notes
9.50%, 08/15/13	B3	500	552,500
Huntsman Packaging Corp., Gtd. Notes
13.00%, 06/01/10	Caa2	575	527,563
Owens-Brockway Glass Container, Inc., Gtd. Notes
8.875%, 02/15/09	B2	750	819,374
8.25%, 05/15/13	B3	375	394,688
Owens-Illinois, Inc., Sr. Notes
8.10%, 05/15/07	Caa1	625	654,687
7.35%, 05/15/08	Caa1	325	333,125
Pliant Corp., Sec’d. Notes
11.125%, 09/01/09	B3	150	162,750
Russell Stanley Holdings, Inc., Sr. Sub. Notes
9.00%, 11/30/08 [PIK] 144A(cost $157,052; purchased 02/05/99 - 06/01/04)(g)	NR	50	0

			6,750,932

Paper – 3.1%
Georgia-Pacific Corp., Gtd. Notes
9.375%, 02/01/13	Ba2	750	873,750
Georgia-Pacific Corp., Notes
7.50%, 05/15/06	Ba3	750	796,875
8.125%, 05/15/11	Ba3	500	563,750
Jefferson Smurfit Corp., Gtd. Notes
8.25%, 10/01/12	B2	500	536,250
7.50%, 06/01/13	B2	250	255,000
Jefferson Smurfit Corp., Sr. Notes (Ireland)
9.625%, 10/01/12 (l)	B3	500	562,500
Jefferson Smurfit Corp., Sub. Notes (Ireland)
15.50%, 10/01/13 [PIK] (l)	Caa1	471	543,750
Riverside Forest Products Ltd., Sr. Notes (Canada)
7.875%, 03/01/14 144A (cost $278,750; purchased 02/17/04 - 03/15/04)(g)(l)	B2	275	286,000
Stone Container Corp., Sr. Notes
9.75%, 02/01/11	B2	500	555,000
Tembec Industries, Inc., Gtd. Notes
8.50%, 02/01/11 (l)	Ba3	500	520,000

			5,492,875

Pipelines – 4.1%
El Paso Corp., Notes
7.875%, 06/15/12	Caa1	1,000	925,000
El Paso Corp., Sr. Notes
8.05%, 10/15/30	Caa1	350	289,625
7.80%, 08/01/31	Caa1	2,025	1,655,437

Semco Energy, Inc., Sr. Notes
7.125%, 05/15/08	Ba2	375	389,063
Southern Natural Gas Co., Notes
8.00%, 03/01/32	B1	250	241,250
Tennessee Gas Pipeline Co., Bonds
8.375%, 06/15/32	B1	350	350,875
Tennessee Gas Pipeline, Debs.
7.50%, 04/01/17	B1	500	493,750
Transcontinental Gas Pipe Corp., Notes, Series B
7.00%, 08/15/11	B1	150	159,375
Transcontinental Gas Pipe Corp., Sr. Notes, Series B
8.875%, 07/15/12	B1	475	555,750
Williams Cos., Inc., Notes
8.125%, 03/15/12	B3	500	548,750
7.625%, 07/15/19	B3	1,000	1,015,000
7.875%, 09/01/21	B3	650	659,750

			7,283,625

Publishing – 5.3%
Advanstar Communications, Inc., Gtd. Notes
12.00%, 02/15/11	Caa2	850	907,375
Advanstar Communications, Inc., Sec’d. Notes
10.75%, 08/15/10	B3	75	83,250
Advanstar, Inc., Gtd. Notes, Zero Coupon (until 10/15/05)
15.00%, 10/15/11(cost $270.086; purchased 02/14/01- 12/12/03)(g)	NR	325	278,281
American Media Operations, Inc., Gtd. Notes
8.875%, 01/15/11	B2	75	74,813
American Media Operations, Inc., Gtd. Notes, Series B
10.25%, 05/01/09	B2	500	525,000
Dex Media East LLC, Gtd. Notes
12.125%, 11/15/12	Caa1	750	892,500
Dex Media West Finance, Sr. Sub. Notes
9.875%, 08/15/13	Caa1	950	1,075,875
Dex Media, Inc., Disc. Notes, Zero Coupon (until 11/15/08)
9.00%, 11/15/13 144A	Caa2	1,500	1,050,000
Dex Media, Inc., Notes
8.00%, 11/15/13 144A	Caa2	225	227,250
Houghton Mifflin Co., Sr. Disc. Notes, Zero Coupon (Until 10/15/08)
11.50%, 10/15/13	Caa1	350	201,250
Lighthouse International Co. SA, Sr. Notes (Luxembourg)

8.00%, 04/30/14 144A	B3	EUR	1,000	1,164,820
8.00%, 04/30/14	B3	EUR	250	291,205
Quebecor Media, Inc., Sr. Disc. Notes, Zero Coupon (until 07/15/06)
13.75%, 07/15/11	B2		$425	400,563
Quebecor Media, Inc., Sr. Notes
11.125%, 07/15/11	B2		625	719,531
Vertis, Inc., Gtd. Notes, Series B
10.875%, 06/15/09	B3		250	275,000
Vertis, Inc., Sec’d. Notes
9.75%, 04/01/09	B2		200	219,500
Yell Finance BV, Sr. Disc. Notes, Zero Coupon (until 08/01/06) (Netherlands)
13.50%, 08/01/11 (l)	B1		592	569,800
Yell Finance BV, Sr. Notes (Netherlands)
10.75%, 08/01/11 (l)	B1		309	358,826
Ziff Davis Media, Inc., Gtd. Notes, Series B
12.00%, 08/12/09	CC (d)		92	92,471

				9,407,310

Real Estate – 0.1%
CB Richard Ellis Service, Sr. Notes
9.75%, 05/15/10	B1		114	125,970

Retailers – 2.1%
General Nutrition Center, Sr. Sub. Notes
8.50%, 12/01/10 144A	B3		200	203,500
Hines Nurseries, Inc., Gtd. Notes
10.25%, 10/01/11	B3		425	461,125
Michaels Stores, Inc., Sr. Notes
9.25%, 07/01/09	Ba1		400	438,500
PCA International, Inc., Sr. Notes
11.875%, 08/01/09	B3		350	371,000
Penney, (J.C.) Co., Inc., Notes
7.60%, 04/01/07	Ba3		300	325,500
9.00%, 08/01/12	Ba3		1,055	1,273,913
Petro Stopping Center Financial, Sec’d. Notes
9.00%, 02/15/12	B3		150	153,000
William Carter Co., Gtd. Notes
10.875%, 08/15/11	B3		375	423,750

				3,650,288

Retailers - Food & Drug – 1.7%
Brake Brothers Finance PLC, Sr. Notes (United Kingdom)
12.00%, 12/15/11	B3		GBP 250	502,346
Couche-Tard Corp., Sr. Sub. Notes
7.50%, 12/15/13	Ba3		$475	488,063
Jean Coutu Group (PJC), Inc., Sr. Sub. Notes (Canada)

8.50%, 08/01/14 144A (cost $500,000; purchased 07/20/04)(g)(l)	B3	500	498,125
Rite Aid Corp., Sec’d. Notes
8.125%, 05/01/10	B2	950	999,874
6.875%, 08/15/13	Caa1	475	437,000

			2,925,408

Technology – 2.8%
Activant Solutions, Sr. Notes
10.50%, 06/15/11	B2	500	525,625
AMI Semiconductor, Inc., Gtd. Notes
10.75%, 02/01/13	B3	325	380,250
Amkor Technology, Inc., Notes
5.00%, 03/15/07	B3	125	108,281
Lucent Technologies, Debs.
6.45%, 03/15/29	Caa1	500	383,750
Telex Communications, Inc., Sec’d. Notes
11.50%, 10/15/08	B3	175	186,375
TSI Telecommunication Services, Inc., Gtd. Notes
12.75%, 02/01/09	B3	250	270,000
Unisys Corp., Sr. Notes
6.875%, 03/15/10	Ba1	425	433,500
Worldspan L.P., Sr. Notes
9.625%, 06/15/11	B2	500	505,000
Xerox Corp., Gtd. Notes
9.75%, 01/15/09	B1	1,250	1,431,250
Xerox Corp., Sr. Notes
7.625%, 06/15/13	B1	750	772,500

			4,996,531

Telecommunications – 2.3%
Alaska Communications Systems Holdings, Inc., Gtd. Notes
9.875%, 08/15/11	B2	375	382,500
Cincinnati Bell, Inc., Gtd. Notes
7.25%, 07/15/13	B2	500	468,750
Cincinnati Bell, Inc., Sr. Sub. Notes
8.375%, 01/15/14	B3	525	464,625
Eircom Funding, Sr. Sub. Notes (Ireland)
8.25%, 08/15/13 (l)	B1	375	395,625
Inmarsat Finance PLC, Gtd. Notes (United Kingdom)
7.625%, 06/30/12 144A (cost $100,000; purchased 01/27/04)(g)(l)	B2	100	96,250
Qwest Corp., Notes
9.125%, 03/15/12 144A	Ba3	1,000	1,105,000
Qwest Services Corp., Notes
13.50%, 12/15/10 144A	Caa1	1,000	1,176,250

			4,089,000

Telecommunications - Cellular – 2.9%
Alamosa Delaware, Inc., Sr. Notes
8.50%, 01/31/12 144A	Caa1	500	491,250
American Cellular Corp., Sr. Notes, Series B
10.00%, 08/01/11	B3	500	437,500
Centennial Cellular Operating Co., Gtd. Notes
10.125%, 06/15/13	Caa1	500	517,500
Horizon PCS, Inc., Sr. Notes
11.375%, 07/15/12 144A(cost $125,000; purchased 07/08/04)(g)	B3	125	127,500
Nextel Communications, Inc., Sr. Notes
7.375%, 08/01/15	B2	1,125	1,186,875
Nextel Communications, Sr. Notes
5.95%, 03/15/14	B2	500	476,250
Nextel Partners, Inc., Sr. Notes
12.50%, 11/15/09	Caa1	51	59,415
8.125%, 07/01/11	Caa1	200	207,000
Rogers Wireless, Inc., Sr. Sec’d. Notes
6.375%, 03/01/14	Ba3	625	585,938
Triton PCS, Inc., Gtd. Notes
8.50%, 06/01/13	B2	500	467,500
US Unwired, Inc., Sec’d. Notes
10.00%, 06/15/12 144A	Caa1	500	511,250

			5,067,978

Textile – 1.3%
Collins & Aikman Corp., Gtd. Notes
9.75%, 02/15/10	B2	350	364,000
Phillips Van Heusen Corp., Sr. Notes
8.125%, 05/01/13	B2	475	501,125
Russell Corp., Gtd. Notes
9.25%, 05/01/10	B1	275	296,313
Warnaco Group, Inc., Sr. Notes
8.875%, 06/15/13	B2	1,025	1,119,812

			2,281,250

Tobacco – 0.3%
Dimon, Inc., Gtd. Notes
9.625%, 10/15/11	Ba3	325	339,625
Standard Commercial Corp., Sr. Notes
8.00%, 04/15/12 144A(cost $175,000; purchased 03/19/04)(g)	Ba3	175	176,750

			516,375

Transportation – 0.8%
Petroleum Helicopters, Inc., Gtd. Notes, Series B
9.375%, 05/01/09	B1	375	399,375
Stena AB, Sr. Notes (Sweden)
9.625%, 12/01/12 (l)	Ba3	500	547,500
7.50%, 11/01/13 (l)	Ba3	450	436,500

			1,383,375

TOTAL CORPORATE OBLIGATIONS (Cost $155,804,394)			164,035,500

	Shares	Value
COMMON STOCK
Chemicals
General Chemicals Industry Products*	179	$49,907

Packaging
Russell Stanley Holdings, Inc.*(cost $80,450; purchased 02/05/99)(g)	6,000	60

Telecommunications
Viatel Holding Ltd. (United Kingdom)*	5,535	5,369

TOTAL COMMON STOCK (Cost $1,899,518)		55,336

PREFERRED STOCK – 1.0%
Health Care
River Holding Corp., Series B, 11.50% [PIK]*(cost $65,072; purchased 10/26/98 - 04/15/04)(g)(o)	975	87,750

Publishing – 0.6%
Primedia, Inc., Series D, 10.00%	3,800	357,200
Primedia, Inc., Series F, 9.20%	6,750	597,375
Ziff Davis Media, Inc., Series E, 10.00%*	24	1,254

		955,829

Retailers – 0.4%
General Nutrition Center Holding Co.,
12.00% [PIK]*144A(cost $578,450; purchased 12/18/03)(g)	575	626,750

Telecommunications
McLeodUSA, Inc., Series A, 2.50% [CVT]*	7,219	16,171

TOTAL PREFERRED STOCK (Cost $3,152,709)		1,686,500

RIGHTS*
Capital Goods - Others
Simonds Industries, Inc.(cost $194,838; purchased 09/25/01)(g)	5,793	57,930

Consumer Products
Sleepmaster, Inc.	264	0

TOTAL RIGHTS (Cost $194,838)		57,930

WARRANTS* – 0.1%
Chemicals
General Chemical Industry Product, Series A, expiring 04/30/11(cost $0; purchased 08/26/99 - 11/17/99)(g)	103	0
General Chemical Industry Product, Series B, expiring 04/30/11(cost $0; purchased 08/26/99 - 11/17/99)(g)	77	0

Entertainment
AMF Bowling Worldwide, Inc., Series B, expiring 03/09/09(cost $112,635; purchased 11/04/97 - 04/06/99)(g)	1,499	15

Media - Broadcasting & Radio
XM Satellite Radio, Inc., expiring 03/15/10(cost $79,313; purchased 08/31/00)(g)	450	24,975

Metals – 0.1%
ACP Holding Corp., expiring 10/07/13(cost $0; purchased 09/26/03)(g)	77,911	87,649

Packaging
Pliant Corp., expiring 06/01/10(cost $0; purchased 09/29/00)(g)	475	5

Paper
MDP Acquisitions PLC, expiring 10/01/13 (Ireland)(cost $0; purchased 04/30/03)(g)	275	1,513

Publishing
Advanstar Holdings Corp., expiring 10/15/11(cost $0; purchased 10/09/01)(g)	225	5
Ziff Davis Media, Inc., expiring 08/12/12(cost $44; purchased 07/18/00)(g)	4,400	2,640

		2,645

TOTAL WARRANTS (Cost $191,992)		116,802

TOTAL LONG-TERM INVESTMENTS (Cost $161,243,451)		165,952,068

SHORT-TERM INVESTMENTS – 3.4%
Registered Investment Companies
BlackRock Provident Institutional Funds
TempCash Portfolio(j)	2,987,296	2,987,296
BlackRock Provident Institutional Funds
TempFund Portfolio(j)	2,987,296	2,987,296

(Cost $5,974,592)		5,974,592

Total Investments — 97.4% (Cost $167,218,043(p))		171,926,660
Other Assets in Excess of Liabilities — 2.6%		4,670,857

Net Assets — 100.0%		$176,597,517

The following abbreviations are used throughout the Schedule of Investments:

CVT	Convertible Security
EUR	Euro
GBP	British Pound
NR	Not Rated by Moody’s or Standard & Poor’s.
PIK	Payment-in-kind

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2004.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid securities is $13,586,238. The aggregate value, $12,897,762 represents 7.31% of net assets.
(i)	Represents issuer in default on interest payments, Non-income producing security.
(j)	Security available to institutional investors only.
(l)	U.S. dollar denominated foreign bonds.
(o)	Indicates a fair valued security.
(p)	The United States federal income tax basis of the Fund’s investments was $167,218,095; accordingly, net unrealized appreciation on investments for federal income tax purposes was $4,708,565 (gross unrealized appreciation - $10,709215; gross unrealized depreciation - $6,000,650). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Foreign currency exchange contracts outstanding at July 31, 2004:

Sale Contracts

Settlement Month	Description	Contracts to Deliver	Contracts at Settlement Date	Contracts at Value	Unrealized Appreciation
Aug 04	Sell EUR	7,635,779	$9,211,192	$9,188,259	$22,933
Aug 04	Sell GBP	286,438	526,840	520,559	6,281

			$9,738,032	$9,708,818	$29,214

Strategic Partners Bond Fund

Schedule of Investments

July 31, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)	Value
LONG-TERM INVESTMENTS - 62.1%
ASSET-BACKED SECURITIES – 1.3%
Ace Securities Corp., Series 2002-HE1 Class A
1.79%, 06/25/32 (c)	Aaa	$167	$167,065
Brazos Student Loan Finance Corp., Series 1998-A Class A2
2.34%, 06/01/23 (c)	Aaa	2,253	2,278,610
CDC Mortgage Capital Trust, Series 2002-HE2 Class A
1.74%, 01/25/33 (c)	Aaa	943	944,795
Conseco Finance Trust, Series 2000-C Class A
1.75%, 12/15/29 (c)	Aaa	552	552,746
Household Mortgage Loan Trust, Series 2002-HC1 Class A
1.72%, 05/20/32 (c)	Aaa	327	328,397
Irwin Home Equity, Series 2002-1 Class 2A1
1.74%, 06/25/29 (c)	Aaa	228	227,941

TOTAL ASSET-BACKED SECURITIES (Cost $4,459,717)			4,499,554

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.5%
Bear Stearns Trust, Series 2002-8 Class 3A
6.095%, 08/25/32 [ARM] (c)	Aaa	42	41,625
Bear Stearns Trust, Series 2002-9 Class 2A
5.297%, 10/25/32 [ARM] (c)	Aaa	145	146,595
CS First Boston Mortgage Securities Corp., Series 2002-AR8 Class 2A
6.161%, 04/25/32 (c)	Aaa	86	88,718
Freddie Mac, Series 1628 Class LZ
6.50%, 12/15/23	Aaa	298	315,620
Freddie Mac, Series 1935 Class JZ
7.00%, 02/15/27	Aaa	1,620	1,705,320
Freddie Mac, Series 2241 Class PH
7.50%, 07/15/30	Aaa	1,121	1,170,296
Freddie Mac, Series 2504 Class L
5.50%, 03/15/15	Aaa	43	42,937
Freddie Mac, Series 2535 Class DT
5.00%, 09/15/16	Aaa	217	221,868
Government National Mortgage Assoc., Series 2001-16 Class Z
6.75%, 10/16/40	Aaa	5,700	6,102,000

Prime Mortgage Trust, Series 2004-CL1 Class 1A2
1.50%, 02/25/34	AAA (d)	657	656,831
Prime Mortgage Trust, Series 2004-CL1 Class 2A2
1.70%, 08/25/04 (c)	AAA (d)	195	195,364
Regal Trust IV, Series 1999-1 Class A 3.302%, 09/29/31 144A(cost $3,172,163; purchased 10/26/01)(g)	AAA (d)	3,151	3,102,019
Sequoia Mortgage Trust, Series 8 Class 2A
1.72%, 08/20/32 (c)	Aaa	1,792	1,777,758
Structured Asset Mortgage Investments, Inc., Series 2002-AR3 Class A1
1.74%, 08/19/04 (c)	Aaa	862	864,452
Structured Asset Securities Corp., Series 2002-13 Class 3A1
1.75%, 06/25/17 (c)	Aaa	812	813,597
Structured Asset Securities Corp., Series 2002-14A Class 2A1
6.15%, 07/25/32	Aaa	198	200,944
Structured Asset Securities Corp., Series 2002-1A Class 4A
6.106%, 02/25/32 (c)	Aaa	95	95,212
Torrens Trust, Series 2000-1GA Class A
1.64%, 07/15/31 144A (c)	Aaa	462	462,324
United Mortgage Securities Corp., Series 1993-1 Class AA
4.256%, 09/25/33 (c)	Aaa	388	391,038
Washington Mutual, Series 2002-AR11 Class A1
5.154%, 10/25/32 (c)	Aaa	745	751,142

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,544,812)			19,145,660

CORPORATE OBLIGATIONS – 5.5%
Automobile Manufacturers – 1.5%
DaimlerChrysler NA Holding Corp., Gtd. Notes
1.679%, 08/02/04 (c)	A3	200	200,000
1.57%, 08/16/04 (c)	A3	5,000	4,999,559

			5,199,559

Financial - Bank & Trust – 1.2%
Bank of America Corp., Sr. Notes
1.72%, 08/26/05 (c)	Aa2	4,000	4,003,856

Financial Services – 0.8%
Gemstone Investor Ltd., Gtd. Notes
7.71%, 10/31/04 144A	Caa1	900	911,250
Pemex Project Funding Master Trust, Gtd. Notes
7.375%, 12/15/14	Baa1	300	315,000

Phoenix Quake Ltd., Notes
4.05%, 07/03/08 144A(cost $300,000; purchased 06/18/03)(g)	Baa3	300	311,595
Phoenix Quake Wind Ltd., Notes
4.05%, 07/03/08 144A(cost $400,000; purchased 06/18/03)(g)	Baa3	400	415,460
Premium Asset Trust, Pass-Thru Cert., Series 2000-10
1.615%, 08/27/04 144A(cost $300,083; purchased 11/16/00)(c)(g)	A2	300	300,233
Qwest Capital Funding Corp., Gtd. Notes
7.25%, 02/15/11	Caa2	717	620,205

			2,873,743

Insurance – 0.9%
Residential Reinsurance Ltd., Sec’d. Notes
6.26%, 06/08/06 144A(cost $3,000,000; purchased 05/22/03)(g)	Ba2	3,000	3,011,564

Oil & Gas – 0.6%
El Paso Corp., Sr. Notes
7.75%, 01/15/32	Caa1	2,700	2,207,250

Telecommunications – 0.5%
Sprint Capital Corp., Gtd. Notes
6.125%, 11/15/08	Baa3	1,700	1,802,532

TOTAL CORPORATE OBLIGATIONS (Cost $19,156,885)			19,098,504

FOREIGN GOVERNMENT BONDS – 2.6%
German Government (Germany)
5.25%, 01/04/11	Aaa	EUR 600	780,704
Republic of Brazil (Brazil)
2.063%, 04/15/06 [BRB] (c)	B2	$448	445,936
2.125%, 04/15/09 [BRB] (c)	B2	253	236,918
11.00%, 01/11/12	B2	3,670	3,853,500
12.25%, 03/06/30	B2	500	541,250
Republic of Peru (Peru)
9.125%, 02/21/12	Ba3	800	840,000
Republic of Panama (Panama)
8.875%, 09/30/27	Ba1	700	707,000
9.375%, 07/23/12	Ba1	700	780,500
United Mexican States (Mexico)
6.375%, 01/16/13	Baa2	600	613,800
8.125%, 12/30/19	Baa2	100	110,500
9.875%, 02/01/10	Baa2	200	244,000

TOTAL FOREIGN GOVERNMENT BONDS (Cost $8,577,858)			9,154,108

MUNICIPAL BONDS – 4.3%
California – 0.7%
California State Public Works Board Lease Revenue Bonds, Series A
5.00%, 04/01/23	Aa2	2,225	2,256,083
Orange County California Sanitation District Certificate Participation Notes
5.00%, 02/01/33	Aaa	300	299,094

			2,555,177

Michigan – 0.4%
Detroit Michigan Water Supply System Revenue Bonds, Series B
5.00%, 07/01/34	Aaa	1,420	1,404,721

Nevada – 1.7%
Clark County General Obligation Ltd. Bonds (MBIA Insured)
5.00%, 06/01/32	Aaa	5,700	5,691,108

New Jersey – 0.5%
Tobacco Settlement Funding Corp. Revenue Bonds
4.375%, 06/01/19	Baa2	900	858,168
6.125%, 06/01/42	Baa2	1,200	964,824

			1,822,992

Texas – 0.5%
Norwest Texas Independant School District General Obligation Unlimited Bonds
5.00%, 08/15/28	Aaa	1,465	1,456,869
University of Texas Revenue Bond, Series B
5.00%, 08/15/33	Aaa	400	396,360

			1,853,229

Washington – 0.5%
Energy Northwest Washington Electric, Series A
5.50%, 07/01/13	Aa1	800	889,792
5.50%, 07/01/14	Aa2	700	779,716

			1,669,508

TOTAL MUNICIPAL BONDS (Cost $14,990,686)			14,996,735

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 33.7%
Federal Home Loan Mortgage Corp.
5.00%, 11/01/18		1,933	1,949,756
6.00%, 02/01/16 - 01/01/34		5,614	5,775,510
6.50%, 08/01/32		851	890,671
7.807%, 07/01/30 (c)		20	20,216
8.50%, 08/01/24 - 12/01/25		108	118,004

			8,754,157

Federal National Mortgage Assoc.
2.638%, 09/01/40 (c)		1,107	1,123,928

3.951%, 05/01/36 (c)	6,470	6,641,638
4.537%, 01/01/28 (c)	88	90,083
5.00%, 09/01/17 - 05/01/34	39,628	39,927,353
5.00%, 08/01/34 [TBA]	12,300	11,992,499
5.50%, 03/01/16 - 05/01/34	24,464	25,143,262
5.50%, 08/01/34 [TBA]	8,700	8,724,463
5.937%, 11/01/11	4,372	4,635,772
6.00%, 11/01/16 - 03/01/33	4,175	4,361,352

		102,640,350

Government National Mortgage Assoc.
3.50%, 05/20/30 (c)	675	671,948
6.875%, 02/15/40	4,886	5,101,768

		5,773,716

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $117,030,768)		117,168,223

U.S. GOVERNMENT AGENCY OBLIGATIONS – 2.4%
Federal Home Loan Banks
1.35%, 09/03/04	2,500	2,496,797
Federal Housing Authority
6.047%, 01/01/09	501	503,376
Small Business Administration
5.13%, 09/17/23	294	295,808
6.29%, 01/01/21	1,015	1,080,164
6.344%, 08/01/11	3,439	3,645,135
7.449%, 08/01/10	313	343,257

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $8,069,139)		8,364,537

U.S. TREASURY OBLIGATIONS – 6.8%
U.S. Treasury Notes
2.75%, 07/31/06	2,600	2,604,480

U.S. Treasury Inflationary Bonds [TIPS]
2.00%, 07/15/14 (c)	4,900	4,914,721
3.375%, 01/15/07 (c)(k)	1,600	2,047,536
3.875%, 01/15/09 (c)	10,300	13,283,497
4.25%, 01/15/10 (c)	600	774,848

		21,020,602

TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,908,912)		23,625,082

TOTAL LONG-TERM INVESTMENTS (Cost $213,738,777)		216,052,403

SHORT-TERM INVESTMENTS – 44.8%
Commercial Paper – 27.4%
Altria-Philip Morris Group, Inc.
1.80%, 08/03/04 (c)	600	600,000
Bank of Ireland
1.285%, 09/03/04 144A(cost $3,396,116; purchased 06/03/04)(h)	3,400	3,395,853

Barclays Capital
1.11%, 08/25/04	10,700	10,692,020
1.11%, 08/26/04	1,000	999,222
CBA Finance, Inc.
1.565%, 10/25/04	400	398,487
CDC Corp.
1.085%, 08/04/04 144A(cost $499,970; purchased 05/05/04)(h)	500	499,968
1.25%, 09/16/04 144A(cost $998,438; purchased 05/11/04)(h)	1,000	998,358
1.67%, 12/10/04 144A(cost $9,045,122; purchased 07/14/04)(h)	9,100	9,043,856
Danske Corp.
1.425%, 09/20/04	900	898,225
1.48%, 10/06/04	9,700	9,672,883
General Electric Capital Corp.
1.30%, 09/08/04	1,600	1,597,752
1.46%, 09/14/04	1,200	1,197,872
1.48%, 09/15/04	1,800	1,796,576
1.58%, 11/01/04	2,100	2,091,336
1.60%, 11/09/04	3,600	3,583,680
General Motors Acceptance Corp.
2.495%, 04/05/05	400	393,097
2.535%, 04/05/05	400	392,987
HBOS Treasury Services PLC
1.495%, 10/05/04	1,700	1,695,254
1.58%, 10/26/04	200	199,228
1.64%, 10/26/04	2,900	2,888,374
Nestle Capital Co.
1.11%, 08/25/04 144A(cost $599,575; purchased 04/26/04)(h)	600	599,552
Rabobank USA Financial Corp.
1.11%, 08/23/04	200	199,868
1.24%, 09/13/04	7,500	7,488,969
Shell Finance
1.35%, 08/27/04	9,700	9,690,907
Spintab
1.62%, 11/10/04	2,800	2,787,022
Stadshypotek Delaware, Inc.
1.445%, 09/20/04 144A(cost $3,792,526; purchased 07/19/04)(h)	3,800	3,792,402
Svenska Handelsbank
1.09%, 08/03/04	9,100	9,099,720
Swedbank
1.145%, 09/01/04	1,300	1,298,673
Total SA
1.31%, 08/02/04 144A(cost $7,200,000; purchased 07/30/04)(h)	7,200	7,200,000

		95,192,141

	Number of Contracts
Outstanding Put Options Purchased
3-Month Euro-Euribor Interest Futures, Strike
Price 94.25, Expires 12/13/04*	23	0

	Shares
Registered Investment Companies – 0.7%
BlackRock Provident Institutional Funds TempCash Portfolio (j)	1,169,966	1,169,966
BlackRock Provident Institutional Funds TempFund Portfolio (j)	1,169,965	1,169,965

		2,339,931

	Principal Amount (000)
U.S. Government Agency Obligations – 16.3%
Federal Home Loan Bank
1.18%, 08/25/04	$3,700	3,697,066
Federal Home Loan Mortgage Corp.
1.15%, 08/17/04	3,700	3,698,198
1.18%, 08/24/04	2,500	2,498,167
1.20%, 08/09/04	3,400	3,399,207
1.41%, 09/14/04	3,600	3,593,836
1.435%, 09/21/04	1,200	1,197,568
1.44%, 09/14/04	3,600	3,593,705
1.445%, 09/14/04	3,400	3,394,034
1.45%, 10/05/04	100	99,730
1.47%, 09/28/04	3,500	3,491,718
1.475%, 09/28/04	2,900	2,893,114
1.56%, 10/20/04	3,500	3,487,563
1.57%, 11/24/04	800	795,918
Federal National Mortgage Assoc.
1.15%, 08/18/04	600	599,677
1.185%, 08/25/04	1,900	1,898,487
1.435%, 09/22/04	3,500	3,492,517
1.53%, 10/18/04	3,600	3,587,760
1.53%, 10/20/04	3,500	3,487,803
1.595%, 12/01/04	8,000	7,956,049

		53,165,051

		56,862,117

U.S. Treasury Obligations – 0.4%
U.S. Treasury Bills
1.135%, 09/02/04(k)(n)	10	9,990
1.143%, 09/02/04(k)(n)	300	299,685
1.23%, 09/16/04(k)(n)	40	39,935
1.315%, 09/16/04(k)(n)	385	384,335
1.391%, 09/16/04(k)(n)	598	596,907

		1,330,852

TOTAL SHORT-TERM INVESTMENTS (Cost $155,735,306)		155,725,041

Total Investments, Before Outstanding Options Written— 106.9% (Cost $369,474,083(p))		371,777,444

	Number of Contracts/ Swap Notional Amount (000)
OUTSTANDING OPTIONS WRITTEN – (0.3)%
Call Options – (0.3)%
Swap 3-Month LIBOR & Fixed, Strike Price
5.20, Expires 11/02/04*	$8,000	(254,824)
Swap 3-Month LIBOR & Fixed, Strike Price
5.50, Expires 01/07/05*	11,600	(510,922)
Swap 3-Month LIBOR & Fixed, Strike Price
6.00, Expires 10/19/04*	2,400	(184,807)
Swap 3-Month LIBOR & Fixed, Strike Price
7.00, Expires 10/07/04*	1,700	(267)
U.S. Treasury Note Futures, Strike Price 110,
Expires 08/24/04*	4,500	(56,953)
U.S. Treasury Note Futures, Strike Price 111,
Expires 08/27/04*	1,700	(11,953)
U.S. Treasury Note Futures, Strike Price
111.50, Expires 08/27/04*	1,100	(344)
U.S. Treasury Note Futures, Strike Price 114,
Expires 08/27/04*	200	(94)
U.S. Treasury Note Futures, Strike Price 115,
Expires 08/27/04*	6,100	(953)

		(1,021,117)

Put Options
Swap 3-Month LIBOR & Fixed, Strike Price 6.00, Expires 10/19/04*	2,400	(403)
Swap 3-Month LIBOR & Fixed, Strike Price 6.70, Expires 11/02/04*	8,000	(152)
Swap 3-Month LIBOR & Fixed, Strike Price 7.00, Expires 01/07/05*	13,000	(1,846)
U.S. Treasury Note Futures, Strike Price 105, Expires 08/27/04*	4,500	(703)
U.S. Treasury Note Futures, Strike Price 107.50, Expires 08/27/04*	1,700	(1,328)
U.S. Treasury Note Futures, Strike Price 108, Expires 08/27/04*	3,400	(4,781)
3-Month Euro-Euribor Interest Future, Strike Price 97, Expires 12/13/04*	20	0
3-Month Euro-Euribor Interest Future, Strike Price 97.50, Expires 09/13/04*	17	(1)
3-Month LIBOR Interest Future, Strike Price 94.25, Expires 06/15/05*	22	(9,001)

		(18,215)

TOTAL OUTSTANDING OPTIONS WRITTEN (Premium Received $1,635,517)		(1,039,332)

Total Investments, Net of Outstanding Options Written— 106.6% (Cost $367,838,566)		370,738,112
Liabilities in Excess of Other Assets — (6.6%)		(22,940,292)

Net Assets — 100.0%		$347,797,820

The following abbreviations are used throughout the Schedule of Investments:

ARM	Adjustable Rate Mortgage Security
BRB	Brady Bond
BRC	Brazilian Real
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
KOR	Korean Won
MXP	Mexican Peso
PEI	Peruvian Sol
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
TBA	Securities purchased on a forward commitment basis
TIPS	Treasury Inflation Protection Securities
TWD	Taiwan Dollar
ZAR	South African Rand

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2004.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid securities is $7,172,246. The aggregate value, $7,140,871 represents 2.05% of net assets.
(h)	Indicates a restricted security; the aggregate cost of the restricted securities is $25,531,747. The aggregate value, $25,529,989 is approximately 7.34% of net assets.
(j)	Security available to institutional investors only.
(k)	Securities with an aggregate market value of $1,695,569 have been segregated with the custodian to cover margin requirements for the following open futures contracts at July 31, 2004:

Number of Contracts	Description	Expiration Month	Contracts Value at Trade Date	Contracts Value at July 31, 2004	Unrealized Appreciation (Depreciation)
Long Positions:
20	Euro dollar	Dec 04	$4,887,650	$4,882,000	$(5,650)
64	Euro dollar	Mar 05	15,581,906	15,558,400	(23,506)
74	Euro dollar	Jun 05	17,972,831	17,920,950	(51,881)
44	Euro dollar	Sep 05	10,650,494	10,618,300	(32,194)
42	Euro dollar	Dec 05	10,136,231	10,103,625	(32,606)
5	Euro dollar	Mar 06	1,201,656	1,200,000	(1,656)
39	Euro Euribor Interest Rate	Jun 05	11,412,354	11,418,628	6,274
3	Japanese Government 10 Year Bond	Sep 04	3,635,751	3,629,716	(6,035)
171	U.S. Treasury 5 Year Note	Sep 04	18,465,828	18,724,500	258,672
2	U.S. Treasury 5 Year Note	Dec 04	215,672	217,156	1,484
711	U.S. Treasury 10 Year Note	Sep 04	77,160,054	78,721,031	1,560,977
1	U.S. Treasury 10 Year Note	Dec 04	108,945	109,500	555

					$1,674,434

(n)	Rates shown are the effective yields at purchase date.
(p)	The United States federal income tax basis of the Fund’s investments was $369,474,561; accordingly, net unrealized appreciation on investments for federal income tax purposes was $2,302,883 (gross unrealized appreciation - $3,863,776; gross unrealized depreciation - $1,560,893). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Foreign currency exchange contracts outstanding at July 31, 2004:

Purchase Contracts

Settlement Month	Type	Contracts to Receive	Contracts at Settlement Date	Contracts at Value	Unrealized Appreciation (Depreciation)
Aug 04	Buy BRC	259,543	$78,507	$85,927	$7,420
Sep 04	Buy BRC	300,000	92,166	99,321	7,155
Oct 04	Buy BRC	121,770	38,712	40,315	1,603
Aug 04	Buy CLP	60,910,000	95,320	94,867	(453)
Sep 04	Buy CLP	60,602,000	93,665	94,388	723
Aug 04	Buy EUR	1,434,000	1,728,205	1,723,383	(4,822)
Aug 04	Buy HKD	678,932	87,311	87,117	(194)
Sep 04	Buy HKD	777,360	99,922	99,849	(73)
Oct 04	Buy HKD	654,171	84,109	84,055	(54)
Sep 04	Buy IDR	6,737,780	148,452	145,289	(3,163)
Aug 04	Buy JPY	600,279,000	5,560,773	5,393,207	(167,566)
Aug 04	Buy KOR	101,660,850	85,218	86,920	1,702
Sep 04	Buy KOR	118,000,000	100,744	100,890	146
Oct 04	Buy KOR	97,524,000	83,540	83,383	(157)
Aug 04	Buy MXP	909,626	78,110	79,384	1,274
Sep 04	Buy MXP	1,121,100	97,344	97,431	87
Aug 04	Buy PEI	295,687	84,422	86,471	2,049
Sep 04	Buy PEI	347,900	99,628	101,740	2,112
Aug 04	Buy RUB	2,488,923	84,227	85,536	1,309
Sep 04	Buy RUB	2,854,000	96,811	98,082	1,271
Aug 04	Buy SEK	2,806,318	83,422	84,207	785
Sep 04	Buy SEK	3,343,000	100,602	100,311	(291)
Aug 04	Buy SGD	147,594	86,091	85,856	(235)
Sep 04	Buy SGD	170,475	99,237	99,234	(3)
Oct 04	Buy SGD	141,820	82,655	82,618	(37)
Aug 04	Buy TWD	2,891,289	86,243	85,063	(1,180)
Sep 04	Buy TWD	3,321,000	98,913	97,705	(1,208)
Aug 04	Buy ZAR	572,408	83,430	90,846	7,416
Sep 04	Buy ZAR	685,850	104,910	108,241	3,331

			$9,742,689	$9,601,636	$(141,053)

Sale Contracts

Settlement Month	Type	Contracts to Deliver	Contracts at Settlement Date	Contracts at Value	Unrealized Appreciation (Depreciation)
Aug 04	Sell EUR	2,438,000	$3,014,355	$2,929,992	$84,363
Aug 04	Sell JPY	5,700,000	52,065	51,212	853
Oct 04	Sell RUB	2,390,640	81,142	82,158	(1,016)
Aug 04	Sell ZAR	572,408	92,136	90,846	1,290
Sep 04	Sell ZAR	685,850	109,890	108,241	1,649

			$3,349,588	$3,262,449	$87,139

Interest rate swap agreements outstanding at July 31, 2004:

Description	Expiration Month	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Receive variable rate payments on the one month Lehman Brothers ERISA - eligible CMBS Index and pay variable rate payments on the one month LIBOR-BBA floating rate. (cost $0; purchased on 03/26/04)(g)(6)	Sep 04		$800	$3,489
Receive fixed rate payments of 4.00% and pay variable rate payments on the three month LIBOR-BBA floating rate.(7)	Dec 09		46,700	709,852
Receive fixed rate payments of 4.00% and pay variable rate payments on the three month LIBOR-BBA floating rate. (cost $7,296; purchased on 06/25/04)(g)(7)	Dec 06		1,900	10,016
Receive fixed rate payments of 4.00% and pay variable rate payments on the three month LIBOR-BBA floating rate. (cost $56,205; purchased on 06/25/04 - 07/29/04)(g)(1)	Dec 06		11,400	47,663
Receive fixed rate payments of 4.00% and pay variable rate payments on the three month LIBOR-BBA floating rate. (cost ($583,683); purchased on 07/09/04)(g)(1)	Dec 09		28,000	10,397
Receive variable rate payments on the three month LIBOR-BBA floating rate and pay fixed rate payments of 6.0%.(7)	Dec 24		15,700	144,415
Receive fixed rate payments of 4.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (cost $27,427; purchased on 12/16/03)(g)(5)	Mar 07	EUR	5,100	58,139

Receive fixed rate payments of 4.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (cost $12,077; purchased on 12/19/03 - 03/22/04)(g)(4)	Dec 07	EUR	11,100	45,331
Receive fixed rate payments of 4.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (cost $111,236; purchased on 03/10/04)(g)(2)	Jun 08	EUR	6,200	(51,706)
Receive fixed rate payments of 4.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (cost $112,850; purchased on 07/08/04 - 07/22/04)(g)(4)	Jun 34	EUR	2,800	(3,542)
Receive fixed rate payments of 6.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (cost $(1,192); purchased on 02/12/02)(g)(4)	Mar 17	EUR	500	12,107
Receive fixed rate payments of 6.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (cost $(5,741); purchased on 02/12/02 - 03/15/02)(g)(3)	Mar 17	EUR	3,900	90,882
Receive fixed rate payments of 6.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (cost $9,368; purchased on 03/26/02)(g)(4)	Mar 32	EUR	1,500	34,974
Receive fixed rate payments of 6.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (cost $15,509; purchased on 05/15/02 - 07/02/02)(g)(7)	Mar 32	EUR	1,300	22,921
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR-BBA floating rate.(7)	Jun 11	GBP	700	(30,096)
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR-BBA floating rate.(1)	Jun 11	GBP	1,100	(48,553)

Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 5.00%. (cost $10,880; purchased on 03/14/02)(g)(7)	Mar 17	GBP	700	(1,448)
Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 5.00%. (cost $4,459; purchased on 03/15/02)(g)(4)	Mar 17	GBP	300	(417)
Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 5.00%. (cost $16,789; purchased on 02/12/02 - 03/15/02)(g)(3)	Mar 17	GBP	1,700	6,118
Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 5.00%.(4)	Mar 32	GBP	900	(195)
Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 5.00%.(7)	Mar 32	GBP	600	(4,985)
Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 5.00%.(3)	Jun 34	GBP	1,800	244
Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 5.00%.(7)	Jun 34	GBP	200	(472)
Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 2.00%.(7)	Jun 12	JPY	250,000	(193)
Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 2.00%.(6)	Jun 12	JPY	130,000	8,000

				$1,062,941

Broker/Counterparty:

(1)	Barclays Bank PLC
(2)	Citigroup
(3)	Goldman Sachs
(4)	J.P. Morgan Chase & Co.
(5)	Merrill Lynch
(6)	Morgan Stanley
(7)	UBS - Warburg

Credit default swap agreements outstanding at July 31, 2004:

Description	Expiration Month	Notional Amount (000)	Unrealized Appreciation
Receive a fixed rate equal to 0.625% and the Portfolio will pay to the counterparty at par in the event of default of United Mexican States 11.50% due 05/15/26. (cost $0; purchased on 05/14/04)(g)(6)	May 05	$200	$556
Receive a fixed rate equal to 0.65% and the Portfolio will pay to the counterparty at par in the event of default of United Mexican States 7.50% due 04/08/33. (cost $0; purchased on 05/14/04)(g)(1)	May 05	100	298
Receive a fixed rate equal to 1.80% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Panama 9.375% due 04/01/29. (cost $0; purchased on 05/30/03)(g)(6)	Jun 05	100	974
Receive a fixed rate equal to 1.10% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Panama 9.375% due 04/01/29. (cost $0; purchased on 06/07/04)(g)(6)	Jun 05	300	1,065

			$2,893

Broker/Counterparty:

(1)	Barclays Bank PLC
(6)	Morgan Stanley

Strategic Partners Money Market Fund

Schedule of Investments

July 31, 2004

(Unaudited)

	Principal Amount (000)	Value
COMMERCIAL PAPER – 43.4%
Abbey National NA LLC
1.41%, 09/16/04	$6,000	$5,989,425
Aegon Funding Corp.
1.22%, 08/09/04 144A(cost $6,498,458; purchased 06/17/04)(h)	6,500	6,498,458
ANZ (Delaware), Inc.
1.32%, 08/18/04	5,000	4,997,067
Banco Bilbao Vizc ARG
1.12%, 08/02/04(cost $3,000,000; purchased 05/06/04)(h)	3,000	3,000,000
1.59%, 10/14/04(cost $2,990,328; purchased 07/21/04)(h)	3,000	2,990,328
Caisse Damortissement
1.39%, 09/08/04	6,000	5,991,428
CBA (Delaware) Finance
1.19%, 08/23/04	7,000	6,995,140
Citigroup Global Markets
1.31%, 08/06/04	5,000	4,999,272
Danske Corp.
1.11%, 08/11/04	7,000	6,998,057
DuPont, (E.I.) de Nemours & Co.
1.31%, 08/26/04	4,000	3,996,507
Greenwich Capital Holdings
1.26%, 09/10/04	7,000	6,990,445
Irish Life & Permanent
1.53%, 10/14/04 144A(cost $5,981,385; purchased 07/13/04)(h)	6,000	5,981,385
KBC Financial Products International Ltd.
1.52%, 10/06/04 144A(cost $5,983,533; purchased 07/21/04)(h)	6,000	5,983,533
Nordea North America, Inc.
1.47%, 09/28/04	6,000	5,986,035
Societe Generale NA
1.435%, 09/03/04	6,000	5,992,347
Swedish National Housing Finance Corp.
1.52%, 10/15/04 144A(cost $4,984,378; purchased 07/16/04)(h)	5,000	4,984,378

(Cost $88,373,805)		88,373,805

EURO TIME DEPOSITS – 23.1%
Chase Manhattan Bank USA NA
1.30%, 08/02/04	10,000	10,000,000
Dexia Bank Grand Cayman
1.28%, 08/03/04	6,000	6,000,000
Fifth Third Bank
1.33%, 08/02/04	10,000	10,000,000

Fortis Bank Grand Cayman
1.30%, 08/05/04	6,000	6,000,000
ING Belgium SA NV
1.34%, 08/02/04	10,000	10,000,000
National Australia Bank Grand Cayman
1.26%, 08/02/04	5,000	5,000,000

(Cost $47,000,000)		47,000,000

CORPORATE OBLIGATIONS – 14.4%
Bank of America
7.875%, 05/16/05	2,000	2,094,334
Lehman Brothers Holdings, Inc.
7.75%, 01/15/05	2,941	3,023,842
Marshall & Ilsley Corp.
5.252%, 12/15/04 (c)	2,500	2,534,349
National City Bank of Indiana
1.324%, 07/02/04	5,500	5,499,915
Royal Bank of Canada
1.227%, 09/03/04 (c)	9,000	8,999,694
US Bank NA
1.597%, 10/26/04 (c)	5,000	4,999,392
Wal-Mart Stores
5.199%, 06/01/05	2,000	2,058,733

(Cost $29,210,259)		29,210,259

YANKEE CERTIFICATES OF DEPOSIT – 8.9%
BNP Paribas NY
1.39%, 08/27/04	8,000	8,000,369
Lloyds TSB Bank PLC
1.05%, 08/23/04	5,000	4,999,617
SwedBank
1.413%, 11/03/04	5,000	4,999,905

(Cost $17,999,891)		17,999,891

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 4.2%
Federal National Mortgage Assoc.
1.27%, 08/04/04	6,000	5,999,577
1.28%, 08/02/04	2,550	2,550,000

(Cost $8,549,577)		8,549,577

CERTIFICATE OF DEPOSIT – 3.2%
Washington Mutual Bank
1.30%, 08/10/04
(Cost $6,493,353)	6,500	6,493,353

PRIVATE PLACEMENT – 3.0%
John Hancock Global Funding II
1.569%, 09/13/04 144A (c)
(Cost $6,001,061)	6,000	6,001,061

Total Investments — 100.2% (Cost $203,627,946)		203,627,946
Liabilities in Excess of Other Assets — (0.2%)		(323,129)

Net Assets — 100.0%		$203,304,817

The following annotations are used throughout the Schedule of Investments:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2004.
(h)	Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution. At the end of the current reporting period, the aggregate cost of such securities was $29,438,082. The aggregate market value of $29,438,082 is approximately 14.48% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Directors.

The following is a breakdown of the Fund by industry classification, as of July 31, 2004. Percentages are based on net assets.

Industry
Financial Bank & Trust	29.1%
Euro Time Deposits	23.1
Financial Services	18.8
Yankee Certificates of Deposits	8.9
Government Agency	5.4
U.S. Government	4.2
Certificates of Deposit	3.2
Special Purpose Insurance	3.0
Chemicals	2.0
Financial-Brokerage	1.5
Retail & Merchandising	1.0

100.2
Liabilities in Excess of Other Assets	(0.2)

100.0%

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders.

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategic Partners Mutual Funds, Inc.

By (Signature and Title)*	/s/ Lori E. Bostrom
Lori E. Bostrom Assistant Secretary of the Fund

Date	September 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice President and Principal Executive Officer

Date	September 28, 2004

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres Treasurer and Principal Financial Officer

Date	September 28, 2004

*	Print the name and title of each signing officer under his or her signature.